      As filed with the Securities and Exchange Commission on September 13, 2005
                                              Securities Act File No. 333-127059
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                              ING SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

          Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

                            ING EQUITY AND BOND FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               September 23, 2005

Dear Shareholder:

      Your Board of Trustees has called a Special Meeting of shareholders of ING Equity and Bond Fund ("Equity and Bond Fund"), which is scheduled for 10:00 a.m., Local time, on November 10, 2005, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of Equity and Bond Fund has reviewed and recommends the proposed reorganization (the "Reorganization") of Equity and Bond Fund with and into ING Balanced Fund ("Balanced Fund") (each a "Fund", and collectively, the "Funds"). Both Funds are members of the mutual fund group called the "ING Funds."

      If approved by shareholders, you will become a shareholder of Balanced Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of Equity and Bond Fund with an opportunity to participate in a larger fund with similar investment objectives and strategies.

      You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

      After careful consideration, the Board of Trustees of Equity and Bond Fund unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

      YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN NOVEMBER 9, 2005.

      Equity and Bond Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,

                                   /s/ James M. Hennessy
                                   -------------------------------------
                                   James M. Hennessy,
                                   President and Chief Executive Officer

                      (This page intentionally left blank)

                            ING EQUITY AND BOND FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           OF ING EQUITY AND BOND FUND
                         SCHEDULED FOR NOVEMBER 10, 2005

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Equity and Bond Fund ("Equity and Bond Fund") is scheduled for November 10, 2005 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      At the Special Meeting, you will be asked to consider and approve the following proposals:

            (1) To approve an Agreement and Plan of Reorganization by and among Equity and Bond Fund and ING Balanced Fund ("Balanced Fund"), providing for the reorganization of Equity and Bond Fund with and into Balanced Fund; and

            (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

      Shareholders of record as of the close of business on August 16, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Equity and Bond Fund or by voting in person at the Special Meeting.

                                        By Order of the Board of Trustees

                                        /s/ Huey P. Falgout, Jr.
                                        ------------------------
                                        Huey P. Falgout, Jr.
                                        Secretary

September 23, 2005

                      (This page intentionally left blank)

                            ING EQUITY AND BOND FUND
                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 23, 2005

                                TABLE OF CONTENTS


INTRODUCTION....................................................................................    1

SUMMARY.........................................................................................    2
   The Proposed Reorganization..................................................................    2
   Comparison of Investment Objectives and Strategies...........................................    4
   Comparison of Portfolio Characteristics......................................................    6
   Comparison of Fund Performance...............................................................    8
   Comparison of Investment Techniques and Principal Risks of Investing in the Funds............   11

COMPARISON OF FEES AND EXPENSES.................................................................   13
   Management Fees..............................................................................   13
   Sub-Adviser Fees.............................................................................   13
   Administration Fees..........................................................................   13
   Distribution and Service Fees................................................................   13
   Expense Limitation Arrangements..............................................................   13
   Expense Tables...............................................................................   14
   General Information..........................................................................   18
   Material Differences in Rights of Equity and Bond Fund's Shareholders and Balanced Fund's
   Shareholders.................................................................................   18

INFORMATION ABOUT THE REORGANIZATION............................................................   19
   The Reorganization Agreement.................................................................   19
   Reasons for the Reorganization...............................................................   19
   Board Considerations.........................................................................   20
   Tax Considerations...........................................................................   20
   Expenses of the Reorganization...............................................................   20

ADDITIONAL INFORMATION ABOUT THE FUNDS..........................................................   21
   Form of Organization.........................................................................   21
   Distributor..................................................................................   21
   Dividends and Other Distributions............................................................   21
   Capitalization...............................................................................   21

GENERAL INFORMATION ABOUT THE PROXY STATEMENT...................................................   22
   Solicitation of Proxies......................................................................   22
   Voting Rights................................................................................   22
   Other Matters to Come Before the Special Meeting.............................................   23
   Shareholder Proposals........................................................................   23
   Reports to Shareholders......................................................................   23

APPENDICES
   Portfolio Managers' Report for ING Balanced Fund.............................................   A-1
   Form of Agreement and Plan of Reorganization.................................................   B-1
   Additional Information Regarding ING Balanced Fund...........................................   C-1
   Additional ING Funds Offered.................................................................   D-1
   Security Ownership of Certain Beneficial and Record Owners...................................   E-1

                           PROXY STATEMENT/PROSPECTUS

                            ING EQUITY AND BOND FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               SEPTEMBER 23, 2005

                                  INTRODUCTION

      This combined proxy statement and prospectus ("Proxy
Statement/Prospectus") is being furnished to you in connection with a Special Meeting of shareholders of ING Equity and Bond Fund ("Equity and Bond Fund") to be held on November 10, 2005. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Equity and Bond Fund with and into ING Balanced Fund ("Balanced Fund") (each a "Fund" and collectively, the "Funds").

      Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Equity and Bond Fund would transfer its assets to Balanced Fund in exchange for shares of beneficial interest of Balanced Fund and the assumption by Balanced Fund of Equity and Bond Fund's known liabilities as of the Closing Date (as defined below). Balanced Fund shares would then be distributed to shareholders of Equity and Bond Fund so that each shareholder would receive a number of full and fractional shares of Balanced Fund equal to the aggregate value of the number of shares of Equity and Bond Fund held by such shareholder. As a result of the Reorganization, Equity and Bond Fund will distribute shares of Balanced Fund in liquidation of Equity and Bond Fund on December 3, 2005, or such other date as the parties may agree ("Closing Date").

      Because you, as a shareholder of Equity and Bond Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Balanced Fund, this Proxy Statement also serves as a Prospectus for Balanced Fund. Balanced Fund is a diversified, open-end management investment company, which seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments, as described more fully below.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated September 23, 2005, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, B and C Prospectus and the Class Q Prospectus for the Equity and Bond Fund, dated September 30, 2004, which is incorporated by reference; and the Class A, B and C Prospectus and Class I Prospectus for Balanced Fund, dated September 30, 2004. The SAI for each Fund, dated September 30, 2004, is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The Annual Report for each Fund, dated May 31, 2005, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Funds without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. You can also visit our Website at www.ingfunds.com for additional information about the Funds, including the SAIs and annual and semi-annual reports.

      You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

            You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class A, B and C Prospectus and Class I Prospectus, dated September 30, 2004, for more information about Balanced Fund.

THE PROPOSED REORGANIZATION

            At a meeting held on July 21, 2005, the Board of Trustees of Equity and Bond Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

      - the transfer of all of the assets of Equity and Bond Fund to Balanced Fund in exchange for shares of beneficial interest of Balanced Fund;

      - the assumption by Balanced Fund of the liabilities of Equity and Bond Fund known as of the Closing Date (as described below);

      - the distribution of Balanced Fund shares to the shareholders of Equity and Bond Fund; and

      -     the complete liquidation of Equity and Bond Fund.

            Balanced Fund shares would then be distributed to shareholders of Equity and Bond Fund so that each shareholder would receive a number of full and fractional shares of Balanced Fund equal to the aggregate value of shares of Equity and Bond Fund held by such shareholder.

            As a result of the Reorganization, each owner of Class A, Class B and Class C shares of Equity and Bond Fund would become a shareholder of the corresponding class of shares of Balanced Fund. As described more fully below, each owner of Class Q shares of Equity and Bond Fund would become a shareholder of Class A shares of Balanced Fund. The Reorganization is expected to be effective on December 3, 2005, or such other date as the parties may agree (the "Closing Date").

            Each Class A, Class B and Class C shareholder will hold, immediately after the Closing Date, shares of the corresponding class of Balanced Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Equity and Bond Fund held by that shareholder as of the Closing Date. Each Class Q shareholder will hold, immediately after the Closing Date, shares of Class A of Balanced Fund having an aggregate value equal to the aggregate value of the shares of Class Q of Balanced Fund held by that shareholder as of the Closing Date. Class Q shares will cease to exist immediately after the Closing Date.

            In considering whether to approve the Reorganization, you should note that:

      -     The Funds have similar investment objectives and strategies;

      - Balanced Fund is the larger fund (approximately $137 million versus $59 million as of May 31, 2005) and the 1-year, 3-year, and 10-year performance as well as the Morningstar rating of Balanced Fund are superior to that of Equity and Bond Fund;

      - Both Funds have the same investment adviser, ING Investments, LLC, and the same sub-adviser, ING Investment Management Co.;

      - James B. Kauffmann has served as the fixed income portfolio manager for both Equity and Bond Fund (since April 2003) and Balanced Fund (since October 2002); while James A. Vail serves as the equity portfolio manager for Equity and Bond Fund (since February 2003) and Hugh T.M. Whelan serves as the equity portfolio manager for Balanced Fund (since May 2004);

      - Class Q Shareholders will experience different fees and expenses upon becoming Class A shareholders of Balanced Fund; however, the gross (1.42 % versus 1.29%) and net (1.48% versus 1.29%) expenses will be lower for Class Q shareholders after the Reorganization and the transition to Class A shares;

      - Class Q shareholders* will not be subject to a sales load in connection with future purchases of Class A shares of Balanced Fund after the Reorganization and the transition to Class A shares, for the life of their account; and

      - The proposed Reorganization is expected to result in lower gross expenses as well as lower net operating expenses per share for all Classes of shares of the disappearing Equity and Bond Fund. The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, B, C, I and Q shares of each Fund (as applicable) as of May 31, 2005 are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

                               CLASS A           CLASS B           CLASS C           CLASS Q*
                               -------           -------           -------           --------
Equity and Bond Fund            1.51%             2.16%             2.16%             1.41%

Balanced Fund                   1.33%             2.08%             2.08%              N/A

NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVER)

                                  CLASS A           CLASS B           CLASS C           CLASS Q*
                                  -------           -------           -------           --------
Equity and Bond Fund               1.36%             2.11%             2.11%             1.36%

Balanced Fund                      1.33%             2.08%             2.08%              N/A

AFTER THE REORGANIZATION: PRO FORMA

                                                    CLASS A           CLASS B           CLASS C           CLASS Q*
                                                    -------           -------           -------           --------
Gross estimated expenses of Balanced Fund            1.28%             2.03%             2.03%              N/A

Net estimated expenses of Balanced Fund              1.28%             2.03%             2.03%              N/A
(After Fee Waiver)

------------------

* Class Q shareholders of Equity and Bond Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account.

      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF EQUITY AND BOND FUND UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between Equity and Bond Fund and Balanced Fund:

                                   EQUITY AND BOND FUND                             BALANCED FUND
                        -----------------------------------------   --------------------------------------------
INVESTMENT OBJECTIVE    Seeks a balance of long-term capital        Seeks to maximize total return consisting of
                        appreciation and current income.            capital appreciation and current income with
                                                                    reasonable safety of principal by investing
                                                                    in a diversified portfolio of stocks, bonds
                                                                    and money market instruments.

INVESTMENT STRATEGIES   -   The Sub-Adviser actively manages a      -   Under normal market conditions, the Fund
                            blended portfolio of equity and debt        allocates its assets between the
                            securities with an emphasis on total        following asset classes: (i) equities,
                            return.                                     such as common and preferred stocks;
                                                                        (ii) debt, such as bonds,
                        -   The Fund normally invests at least          mortgage-related and other asset-backed
                            80% of its assets in equity                 securities; (iii) U.S. Government
                            securities and bonds.                       securities; and (iv) money market
                                                                        instruments.
                        -   The Fund normally invests up to 75%
                            of its total assets in equity           -   The Fund normally invests up to 75% of
                            securities and at least 25% of its          its total assets in equity securities
                            total assets in debt securities.            and at least 25% of its total assets in
                                                                        debt securities.
                        -   In managing the equity component of
                            the Fund, the Sub-Adviser looks to      -   In making asset allocation decisions,
                            select securities whose prices in           the Sub-Adviser uses current market
                            relation to projected earnings are          statistics and economic indicators to
                            believed to be reasonable in the            attempt to forecast returns for the
                            market. The Sub-Adviser looks to            equity and debt sectors of the
                            invest in companies of any market           securities market. Within each asset
                            capitalization that are perceived to        class, the Sub-Adviser uses quantitative
                            be leaders in their industry.               computer models to evaluate financial
                                                                        criteria in an attempt to identify those
                        -   In managing the debt component of the       issuers whose perceived value is not
                            Fund, the Sub-Adviser looks to select       reflected in their equity or debt
                            investments with the opportunity to         securities. The Sub-Adviser generally
                            enhance the yield and total return.         does not attempt to respond to
                            The debt component of the Fund              short-term swings in the market by
                            focuses on corporate bonds,                 quickly changing the characteristics of
                            mortgage-related and other                  the Fund's portfolio.
                            asset-backed securities, government
                            securities, short term investments,     -   In managing the equity component of the
                            and may also invest in zero-coupon          Fund, the Sub-Adviser attempts to
                            and high-yield instruments.                 achieve the Fund's investment objective
                                                                        by overweighting those stocks in the
                        -   The Sub-Adviser may sell securities         Standard & Poor's 500 Composite Stock
                            for a variety of reasons, such as to        Price Index ("S&P 500 Index") that it
                            secure gains, limit losses, or              believes will out perform the index, and
                            redeploy assets into opportunities          underweighting (or avoiding altogether)
                            believed to be more promising.              those stocks that it believes will
                                                                        underperform the index.
                        -   The Fund also may lend portfolio
                            securities on a short-term or long      -   In managing the debt component the
                            term basis, up to 30% of its total          Sub-Adviser focuses on buying bonds at a
                            assets. The Fund may engage in              discount to their intrinsic value. The
                            frequent and alive trading of               Sub-Adviser utilizes proprietary
                            portfolio securities to achieve its         quantitative techniques to identify
                            investment objective.                       bonds or sectors that are cheap relative
                                                                        to the

                                   EQUITY AND BOND FUND                             BALANCED FUND
                        -----------------------------------------   --------------------------------------------
                                                                        other bonds or sectors based on their
                                                                        historical price relationships. Teams of
                                                                        assets specialists use this relative
                                                                        value analysis to guide the security
                                                                        selection process. Although the Fund may
                                                                        invest a proportion of its assets in
                                                                        high-yield (high risk) debt securities
                                                                        rated below BBB- by Standard & Poor's or
                                                                        Baa3 by Moody's Investors Services,
                                                                        Inc., the Fund will seek to maintain a
                                                                        minimum average portfolio quality rating
                                                                        of at least investment grade. The
                                                                        dollar-weighted average maturity of the
                                                                        Fund will generally range between three
                                                                        and ten years.

                                                                    -   The Fund may also invest in convertible
                                                                        securities, foreign debt securities and
                                                                        derivatives.

                                                                    -   The Sub-Adviser may sell securities for
                                                                        a variety of reasons, such as to secure
                                                                        gains, limit losses, or redeploy assets
                                                                        into opportunities believed to be more
                                                                        promising.

                                                                    -   The Fund may engage in frequent and
                                                                        active trading of portfolio securities
                                                                        to achieve its investment objective.

INVESTMENT ADVISER                 ING Investments, LLC                         ING Investments, LLC

SUB-ADVISER                   ING Investment Management Co.                 ING Investment Management Co.

PORTFOLIO MANAGERS      James A. Vail and James Kauffmann manage    Hugh T.M. Whelan and James Kauffmann manage
                        the equity and bond portions,               the equity and bond portions, respectively.
                        respectively.  Mary Ann Fernandez and       Mary Ann Fernandez and Shiv Mehta are
                        Shiv Mehta are jointly responsible for      jointly responsible for establishing the
                        establishing the overall asset allocation   overall asset allocation strategy for the
                        strategy for the Fund.                      Fund.


      As you can see from the chart above, the investment objectives of the Funds are compatible. However, in managing the equity component of each Fund, the Sub-Adviser of the Equity and Bond Fund looks to invest in companies of any market capitalizations that are perceived to be leaders in their industry, while the Sub-Adviser of the Balanced Fund attempts to achieve the Fund's investment objective by overweighting stocks in the S&P 500 Index. In addition, in managing the debt component of each Fund, the Sub-Adviser of the Equity and Bond Fund looks to select investments with the opportunity to enhance the yield and total return, while the Sub-Adviser of the Balanced Fund focuses on buying bonds at a discount to their intrinsic value.

COMPARISON OF PORTFOLIO CHARACTERISTICS

      The following table compares certain characteristics of the Funds as of May 31, 2005:

                                                    EQUITY AND BOND FUND                       BALANCED FUND
                                           --------------------------------------   ----------------------------------
COMPOSITION OF ENTIRE PORTFOLIO

Net Assets                                              $58,617,724                             $136,565,019
Number of Holdings                                          315                                     744

Portfolio Turnover Rate(1)                                  215%                                    289%

Top 5 Industries (as % of net assets)      Federal National Mortgage                Federal National Mortgage
                                           Association                      10.2%   Association                   9.6%

                                           U.S. Treasury Obligations         7.8%   U.S. Treasury Obligations     7.6%

                                           Diversified Financial Services    6.7%   Oil and Gas                   6.0%

                                           Whole Loan Collateralized                Whole Loan Collateralized
                                           Mortgage Obligations              5.9%   Mortgage Obligations          6.0%

                                           Pharmaceuticals                   5.6%   Banks                         5.4%

Top 10 Holdings (as a % of net assets)     U.S. Treasury Note, 3.875%,
                                           05/15/10                          3.0%   FNMA, 5.000%, 07/15/34        2.7%

                                                                                    U.S. Treasury Note, 3.875%,
                                           FNMA, 5.000%, 07/15/34            2.8%   05/15/10                      2.0%

                                           General Electric Co.              2.4%   Exxon Mobil Corp.             1.9%

                                           Exxon Mobil Corp.                 1.9%   General Electric Co.          1.6%

                                           Citigroup, Inc.                   1.9%   Bank of America Corp.         1.3%

                                                                                    U.S. Treasury Note, 3.500%,
                                           Microsoft Corp.                   1.6%   05/31/07                      1.3%

                                           Goldman Sachs Group, Inc.         1.5%   FNMA, 5.500% 06/15/35         1.2%

                                           Lehman Brothers Holdings, Inc.    1.4%   Intel Corp.                   1.2%

                                           Baker Hughes, Inc.                1.3%   Microsoft Corp.               1.1%

                                           American International Group,
                                           Inc.                              1.3%   Pfizer,Inc.                   0.9%

Equity Securities (as a % of net assets)                   55.6%                                   58.4%

Fixed-Income Securities (as a % of net
assets)                                                    51.2%                                   47.6%

EQUITY COMPONENT OF PORTFOLIO

Average market capitalization of
companies in the Fund                                 $104,446,884,520                        $75,449,987,363

Market capitalization range of companies in Fund:

    Holdings in companies with market
    capitalizations over $10 billion (as
    a % of net assets)                                     51.2%                                   43.4%

                                           EQUITY AND BOND FUND   BALANCED FUND
                                           --------------------   -------------
    Holdings in companies with market
    capitalizations between $5 billion
    and $10 billion (as a % of net
    assets)                                         3.9%               5.1%

    Holdings in companies with market
    capitalizations under $5 billion (as
    a % of net assets)                                -                9.5%

    U.S. Equity Securities (as a % of
    net assets)                                    52.3%              57.7%

    Other Investment Companies (as a %
    of net assets)                                  1.2%                 -

    Foreign Equity Securities (as a % of
    net assets)                                     3.3%               0.7%

FIXED-INCOME COMPONENT OF PORTFOLIO

Average Dollar Weighted Duration                 3.7 years          3.7 years

Average Dollar Weighted Rating                       AA                 AA

As a Percentage of Net Assets:

    Investment Grade Securities                    40.4%              38.7%

    High Yield Securities (rated below
    investment grade)                               1.2%               1.1%

    Zero Coupon Securities                          0.4%               0.3%

    Foreign Debt Securities                         3.6%               2.9%

    Mortgage-Related Securities                    24.0%              22.1%

    U.S. Government Securities                     23.7%              21.8%

    Convertible Securities                            -                  -

    Other Bonds                                    14.3%              13.3%

--------------------
(1)   For the one-year period ended May 31, 2005.

COMPARISON OF FUND PERFORMANCE

      Set forth below is the performance information for each Fund. The following performance provides some indication of the risks of investing in each Fund. The bar charts show the performance of each Fund's Class A shares for each of the past 10 calendar years. Class B, Class C and Class Q shares will have different performance. The bar charts do not reflect the deduction of the sales load on Class A shares. Any sales charge will reduce your return. The tables set forth below show the average annual total return (before and after sales taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

                              EQUITY AND BOND FUND
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

                                   [BAR CHART]

     1995    1996    1997    1998    1999    2000     2001     2002     2003    2004
     -----   -----   -----   -----   ----   ------   ------   -------   -----   ----
%    23.43   16.39   20.50   23.35   8.48   (3.23)   (5.19)   (11.44)   20.89   5.09

-------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) During the period shown in the chart, the Fund's best quarterly performance was 14.44% for the quarter ended September 30, 1997, and the Fund's worst quarterly performance was (12.23)% for the quarter ended September 30, 2002. Equity and Bond Fund's year-to-date total return as of June 30, 2005 was (0.38)%.

(3) Effective September 23, 2002, the Fund changed its name from ING Equity and Income Fund to ING Equity and Bond Fund. Prior to May 24, 1999, a different adviser managed the Fund.

                                  BALANCED FUND
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

                                   [BAR CHART]

      1995    1996    1997    1998    1999     2000     2001     2002     2003    2004
      -----   -----   -----   -----   -----   ------   ------   -------   -----   ----
%     25.00   14.49   20.09   16.26   12.05   (1.34)   (4.83)   (11.11)   18.01   8.44

-----------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) During the period shown in the chart, the Fund's best quarterly performance was 12.73% for the quarter ended December 31, 1998, and the Fund's worst quarterly performance was (9.46)% for the quarter ended September 30, 2002. Balanced Fund's year-to-date total return as of June 30, 2005 was 0.81%.

(3) Effective March 1, 2002, ING Investments, LLC serves as an investment adviser and ING Investment Management Co., the former investment adviser, serves as sub-adviser.

                           AVERAGE ANNUAL TOTAL RETURN
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)



                                                                           SINCE          SINCE          SINCE         SINCE
                                                                       INCEPTION OF   INCEPTION OF   INCEPTION OF    INCEPTION
                                     1 YEAR     5 YEARS    10 YEARS     CLASS A (1)    CLASS B (1)    CLASS C (1)   OF CLASS Q (1)
                                    -------     -------    --------    ------------   ------------   ------------   --------------
EQUITY AND BOND FUND
  Class A - Before Taxes            (0.96)%     (0.55)%      8.46%           -                -             -                -

  Class A - After Taxes on          (1.23)%     (1.77)%      5.87%           -                -             -                -
Distributions(2)

  Class A - After Taxes on
  Distributions and Sale of Fund
  Shares(2)                         (0.42)%     (1.10)%      6.06%           -                -             -                -

  Class B - Before Taxes            (0.56)%     (0.38)%         -            -             7.67%            -                -

  Class C - Before Taxes             3.41%      (0.03)%      8.39%           -                -             -                -

  Class Q - Before Taxes             5.25%       0.75%          -            -                -             -             7.53%

  The S&P 500 Index (3)             10.88%      (2.30)%     12.07%           -            10.75%            -            10.36%

  The Lehman Aggregate Bond          4.34%       7.71%       7.72%           -             6.94%(6)         -             6.93%(6)
  Index(4)

  The Composite Index(5)             8.30%       1.98%      10.66%           -             9.57%(6)         -             9.35%(6)

BALANCED FUND

  Class A - Before Taxes             2.20%       0.13%       8.46%           -                -             -                -

  Class A - After Taxes on           1.72%      (0.93)%      6.29%           -                -             -                -
Distributions(2)

  Class A - After Taxes on
  Distributions and Sale of Fund
  Shares(2)                          1.82%      (0.44)%      6.18%           -                -             -                -

  Class B - Before Taxes             2.61%       0.21%          -            -             2.44%            -                -

  Class C - Before Taxes             6.66%       0.55%          -            -                -          2.81%               -

  The S&P 500 Index(3)              10.88%      (2.30)%     12.07%           -             1.13%(7)      2.54%(7)            -

  The Lehman Aggregate Bond          4.34%       7.71%       7.72%           -             6.61%(7)      6.48%(7)            -
  Index(4)

  The Composite Index(5)             8.30%       1.98%      10.66%           -             3.66%(7)      4.52%(7)            -



------------
(1) On February 2, 1998, Balanced Fund redesignated Adviser Class shares as Class A. Class A, Class B and Class C shares commenced operation on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. Equity and Bond Fund Class A, class B, Class C and Class Q commenced operations on
      April 19, 1993, May 31, 1995, April 19, 1993 and August 31, 1995,
      respectively.


(2) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

(3) The S&P 500 Index is an unmanaged Index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset backed securities.

(5) The Composite Index consists of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index.


(6) The Index returns for Class B and Class Q shares are for the periods beginning June 1, 1995 and September 1, 1995, respectively.



(7) The Index returns for Class B and Class C shares are for the periods beginning March 1, 1999 and July 1, 1998, respectively.



      For a discussion by the sub-adviser regarding the performance of Balanced Fund for the fiscal year ended May 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about Balanced Fund is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE
FUNDS

      Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in Balanced Fund are the same as the risks of investing in Equity and Bond Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. The following summarizes the principal investment techniques and risks of investing in the Funds.

      Price Volatility. Both Funds are subject to risks associated with price volatility. The value of a fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. Each Fund experiences price volatility and is subject to market risk and issuer risk.

      Market Trends. Both Funds are subject to the risk of market trends. From time to time, the stock market may not favor the value securities the Funds invest in. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

      Change in Interest Rates. Both Funds are subject to the risk of changes in interest rates. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. High-yield instruments are even more sensitive to economic and market conditions than other fixed-income instruments. Fixed income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

      Credit Risk. Either Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Both Funds may be subject to more risk than other income funds, because they may invest in high yield debt securities, commonly referred to as junk bonds, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

      U.S. Government Securities. Both Funds may invest in U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

      Foreign Securities. Both Funds may invest in foreign securities. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. Securities of foreign companies may be denominated in a foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce exchange risk may not perform as expected.

      Risks of Using Derivatives. Both Funds may invest in derivatives. Derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns.

      High Yield Securities. Both Funds may invest in high yield securities, which are subject to greater risk than higher quality securities, including the risks associated with greater price volatility and principal and income risk. High yield (high risk) securities may also be less liquid than other investments.

      Securities Lending. To the extent that either Fund engages in securities lending, there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and it could incur losses in connection with the investment of such cash collateral.

      Portfolio Turnover. Both Funds are subject to a high portfolio turnover rate. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

      Small-Sized Companies. Both Funds may invest in securities of small companies. Securities of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

      Allocation Risk. Both Funds are subject to allocation risk since the Funds' strategy depends on the Sub-Adviser's skill in allocating fund assets between equities and fixed-income securities and in choosing investments within those categories. Because the Funds' assets are allocated between equities and fixed income securities, each Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.


      Other Investment Companies. Equity and Bond Fund may invest in other investment companies. If it does, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund. Balanced Fund is not subject to the principal risk of investing in other investment companies.



      Convertible Securities. Balanced Fund also may invest in convertible securities. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt. Equity and Bond Fund is not subject to the principal risk of investing in convertible securities.



      Mortgage-Related Securities. Balanced Fund also may invest in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall. Equity and Bond Fund is not subject to the principal risk of investing in mortgage-related securities.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Balanced Fund, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING BALANCED FUND."

MANAGEMENT FEES

      Equity and Bond Fund pays a management fee of 0.750% on the first $500 million of the Fund's average daily net assets; 0.675% on the next $500 million of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $1 billion.

      Balanced Fund pays a management fee of 0.800% on the first $500 million of the Fund's average daily net assets; 0.750% on the next $500 million of the Fund's average daily net assets; 0.700% on the next $1 billion of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $2 billion.

      If the Reorganization is approved by shareholders, Balanced Fund will pay a management fee of 0.750% on the first $500 million of the Fund's average daily net assets; 0.675% on the next 500 million of the Fund's average daily net assets; and 0.650% on the Fund's average daily net assets over $ 1 billion.

SUB-ADVISER FEES

      ING Investments, LLC ("ING Investments" or "Adviser") pays ING Investment Management Co. ("ING IM" or "Sub-Adviser") a sub-advisory fee of 0.3375% on the first $500 million of Equity and Bond Fund's average daily net assets; 0.3038% of the Fund's average daily net assets on the next $500 million; and 0.2925% on the Fund's average daily net assets in excess of $1 billion.

      ING Investments pays ING IM a sub-advisory fee of 0.3600% on the first $500 million of Balanced Fund's average daily net assets; 0.3380% of the Fund's average daily net assets on the next $500 million; 0.3150% of the Fund's average daily net assets on the next $1 billion; and 0.2930% on the Fund's average daily net assets in excess of $2 billion.

      If the Reorganization is approved, ING Investments will pay ING IM a sub-advisory fee of 0.338% on the first $500 million of Balanced Fund's average daily net assets; 0.304% on the next $500 million of the Funds' average daily net assets; and 0.293% on the Funds' average daily net assets in excess of $1 billion.

ADMINISTRATION FEES

      Equity and Bond Fund pays an annual administration fee of 0.10% of the Fund's average daily net assets. Balanced Fund pays an annual administration fee of 0.08% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICE FEES

      Each Fund pays the distribution (12b-1) and service fees for each Class of shares as described in the table entitled "Annual Fund Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS

      Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Equity and Bond Fund to 1.36%, 2.11% for Class A, Class B and Class C shares, respectively, through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Equity and Bond's Fund's expense limitation agreement of 1.60%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively.

EXPENSE TABLES


      There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B and Class C shares of Balanced Fund and Equity and Bond Fund (as applicable).


                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)


                                                   Class A(1)(2)     Class B      Class C     Class Q(7)
                                                   -------------     -------      -------     ---------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                  5.75%(3)         None         None        None

Maximum deferred sales charge (load)(as a
percentage of the lower of original purchase
price or redemption proceeds)                         None(4)        5.00(5)      1.00(6)      None


(1) The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2) Class Q shareholders of Equity and Bond Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account.

(3) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in APPENDIX C.

(4) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A
      Shares: Initial Sales Charge Alternative" in APPENDIX C.

(5) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in APPENDIX C.

(6)   Imposed upon redemptions within 1 year from purchase.


(7)   Class Q shares are not offered by Balanced Fund.


      Neither Equity and Bond Fund nor Balanced Fund has any redemption fees, exchange fees or sales charges on reinvested dividends.

      The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C and Class Q shares (as applicable) of the Funds for the period ended May 31, 2005. Pro forma fees show estimated fees of Balanced Fund after giving effect to the proposed Reorganization as adjusted to reflect changes in contractual changes. Pro forma numbers are estimated in good faith and are hypothetical.

                         ANNUAL FUND OPERATING EXPENSES
                         AS OF MAY 31, 2005 (UNAUDITED)
   (expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                               DISTRIBUTION
                                                (12b-1) AND
                                                SHAREHOLDER                   TOTAL FUND         WAIVERS,
                                 MANAGEMENT     SERVICING         OTHER        OPERATING      REIMBURSEMENT,         NET
                                    FEES          FEES(2)      EXPENSES(3)     EXPENSES     AND RECOUPMENT (4)    EXPENSES
                                 ----------    ------------    -----------    ----------    ------------------    --------
CLASS A

  Equity and Bond Fund              0.75%          0.35%          0.41%          1.51%           (0.15)%             1.36%

  Balanced Fund                     0.80%          0.25%          0.28%          1.33%               -               1.33%

  Balanced Fund
    (Surviving Fund After
    the Reorganization)
    (Estimated Pro  Forma)          0.75%          0.25%          0.28%          1.28%               -               1.28%
    (Unaudited)

CLASS B

  Equity and Bond Fund              0.75%          1.00%          0.41%          2.16%            (0.05)%            2.11%

  Balanced Fund                     0.80%          1.00%          0.28%          2.08%               -               2.08%

  Balanced Fund
    (Surviving Fund After
    the Reorganization
    (Estimated Pro Forma)           0.75%          1.00%          0.28%          2.03%               -               2.03%
    (Unaudited)

CLASS C

  Equity and Bond Fund              0.75%          1.00%          0.41%          2.16%             (0.05)%           2.11%

  Balanced Fund                     0.80%          1.00%          0.28%          2.08%               -               2.08%

  Balanced Fund
    (Surviving Fund After
    the Reorganization)
    (Estimated Pro Forma)           0.75%          1.00%          0.28%          2.03%               -               2.03%
    (Unaudited)

                                               DISTRIBUTION
                                                (12b-1) AND
                                                SHAREHOLDER                   TOTAL FUND         WAIVERS,
                                 MANAGEMENT     SERVICING         OTHER        OPERATING      REIMBURSEMENT,         NET
                                    FEES          FEES(2)      EXPENSES(3)     EXPENSES     AND RECOUPMENT (4)    EXPENSES
                                 ----------    ------------    -----------    ----------    ------------------    --------
CLASS Q

  Equity and Bond Fund              0.75%          0.25%          0.41%          1.41%           (0.05)%             1.36%

  Balanced Fund                        -              -              -              -                -                  -

  Balanced Fund
    (Surviving Fund After
    the Reorganization)
    (Estimated Pro
    Forma)(5)                       0.75%          0.25%          0.28%          1.28%               -               1.28%
    (Unaudited)

----------
(1)   The fiscal year end for each Fund is May 31.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Fund Services receives an annual administration fee equal to 0.10% of the Equity and Bond Fund's average daily net assets; ING Fund Services receives an annual administration fee equal to 0.08% of the Balanced Fund's average daily net assets.

(4) Effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limits for ING Equity and Bond Fund to 1.36%, 2.11% and 2.11% for Class A, Class B and Class C shares, respectively through at least December 31, 2005. If, after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING Equity and Bond's
      Fund's expense limitation agreement of 1.60%, 2.25% and 2.25% for Class A, Class B and Class C shares, respectively.


(5) Class Q shares of Equity and Bond Fund will convert to Class A shares of Balanced Fund in the Reorganization. Class A expenses are reflected.

      Following the Reorganization, certain holdings of Equity and Bond Fund that are transferred to Balanced Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Balanced Fund, and the realization of taxable gains or losses for Balanced Fund.

      EXAMPLES. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                       EQUITY AND BOND FUND(1)                          BALANCED FUND
              ---------------------------------------      --------------------------------------
              1 YEAR   3 YEARS    5 YEARS    10 YEARS      1 YEAR  3 YEARS    5 YEARS    10 YEARS
              ------   -------    -------    --------      ------  -------    -------    --------
CLASS A        $706    $ 1,011     $1,338     $2,261        $703     $972     $1,262      $2,084
CLASS B        $714    $   971     $1,355     $2,324        $711     $952     $1,319      $2,219
CLASS C        $314    $   671     $1,155     $2,489        $311     $652     $1,119      $2,410
CLASS Q        $138    $   441     $  766     $1,687         N/A      N/A       N/A        N/A

                         ESTIMATED PRO FORMA:
                         THE FUNDS COMBINED**
                -------------------------------------
                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                ------   -------   -------   --------
CLASS A          $698      $958    $ 1,237    $2,031
CLASS B*         $706      $937    $ 1,293    $2,166
CLASS C          $306      $637    $ 1,093    $2,358
CLASS Q(2)       $130      $406    $   702    $1,545

      You would pay the following expenses if you did not redeem your shares:

                     EQUITY AND BOND FUND                    BALANCED FUND
              ----------------------------------  ----------------------------------
              1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
              ------  -------  -------  --------  ------  -------  -------  --------
CLASS A        $706   $ 1,011  $ 1,338   $2,261    $703     $972    $1,262   $2,084
CLASS B*       $214   $   671  $ 1,155   $2,324    $211     $652    $1,119   $2,219
CLASS C        $214   $   671  $ 1,155   $2,489    $211     $652    $1,119   $2,410
CLASS Q        $138   $   441  $   766   $1,687     N/A      N/A      N/A      N/A

                         ESTIMATED PRO FORMA:
                       THE FUNDS COMBINED**(1)
                -------------------------------------
                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                ------   -------   -------   --------
CLASS A          $698     $958     $ 1,237    $2,031
CLASS B*         $206     $637     $ 1,093    $2,166
CLASS C          $206     $637     $ 1,093    $2,358
CLASS Q(2)       $130     $406     $   702    $1,545

----------
(1) The examples reflect the contractual expense limitation for the one-year period, and the first year of the three-, five- and ten-year periods.

(2) Class Q shareholders of Equity and Bond Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account. Class A expenses without sales charges are reflected in the table.

* The ten-year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.

**    Estimated.

GENERAL INFORMATION

      Class A shares of Balanced Fund issued to a shareholder in connection with the Reorganization will not be subject to an initial sales charge, but Class B and Class C shares will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of Equity and Bond Fund held by that shareholder immediately prior to the Reorganization.

      In addition, the period that the shareholder held shares of Equity and Bond Fund will be included in the holding period of Balanced Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Balanced Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of Equity and Bond Fund were purchased by the shareholder. Equity and Bond Fund and Balanced Fund are both subject to the sales load structure described in the table above in the section "Expense Tables."

      As described above, Class Q shareholders of Equity and Bond Fund that are transitioned to Class A shares of Balanced Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Balanced Fund for the life of their account.

      Following the Reorganization, certain holdings of Equity and Bond Fund that are transferred to Balanced Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Balanced Fund, and the realization of taxable gains or losses for Balanced Fund.


MATERIAL DIFFERENCES IN RIGHTS OF EQUITY AND BOND FUND'S SHAREHOLDERS AND BALANCED FUND'S SHAREHOLDERS


      Balanced Fund is organized as a series of a Maryland corporation and is governed by Articles of Incorporation and Bylaws. Equity and Bond Fund is organized as a series of Massachusetts business trust and is governed by a Declaration of Trust and Bylaws. Material differences under Balanced Fund's Articles of Incorporation/ Bylaws or Maryland law, and Equity and Bond Fund's Declaration of Trust/Bylaws or Massachusetts law are presented below.

                      BALANCED FUND                                            EQUITY AND BOND FUND
---------------------------------------------------------    -------------------------------------------------------
The Articles of Incorporation does not specifically          Shareholders have the power to amend the Declaration of
address amendments to the charter documents;                 Trust, but Trustees are also permitted to do so without
consequently, amendments to the Fund's Articles of           a shareholder vote if they deem it necessary to conform
Incorporation  would be governed by Maryland General         the Declaration of Trust to Federal and state laws, to
Corporation Law, which generally provides that an            change the name of the Trust or make any other changes
amendment to the Articles of Incorporation (except with      which do not materially adversely affect the rights of
respect to amendments to increase or decrease the number     shareholders.
of shares of stock (or class of any such stock) of the
corporation that it has the authority to issue) to be        Shareholders also have the power to vote with respect
submitted to shareholders at an annual or special meeting    to the election and removal of Trustees, investment
of the shareholders.                                         advisory contract, termination of the Trust, merger,
                                                             consolidation, or sale of assets, incorporation of the
Both the Directors and the shareholders have the right at    Trust or any Series, 12b-1 plans.  Both the Trustees
any annual or special meeting, as long as appropriate        (unless a shareholder vote is required pursuant to law,
notice has been given, to alter or repeal any Bylaws of      Declaration of Trust, or the Bylaws) and the
the Corporation and to make new Bylaws.                      shareholders have the right to alter or repeal any
                                                             Bylaws of the Trust and to make new Bylaws.

      Because Balanced Fund is organized as a series of a Maryland corporation and Equity and Bond Fund is organized as a series of a Massachusetts business trust, some differences between the rights of shareholders of Balanced Fund and Equity and Bond Fund do exist under state law. Under the Maryland Code, shareholders of the Balanced Fund have no personal liability as such for the Fund's acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Equity and Bond Fund's Declaration of Trust disclaims shareholder liability for acts or obligations of the Equity and Bond Fund. As such, shareholders of the Equity and Bond Fund have no personal liability as such for the Fund's acts or obligations.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

      The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Equity and Bond Fund in exchange for shares of beneficial interest of Balanced Fund and the assumption by Balanced Fund of Equity and Bond Fund's liabilities, as set forth in that Fund's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Balanced Fund to shareholders of Equity and Bond Fund, as provided for in the Reorganization Agreement. Equity and Bond Fund will then be liquidated.

      Each Class A, Class B and Class C shareholder of Equity and Bond Fund will hold, immediately after the Closing Date, shares of the corresponding class of Balanced Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Equity and Bond Fund held by that shareholder as of the Closing Date. Each Class Q shareholder will hold, immediately after the Closing Date, shares of Class A of Balanced Fund having an aggregate value equal to the aggregate value of the shares of Class Q of Equity and Bond Fund, respectively, held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Balanced Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

      Until the Closing Date, shareholders of Equity and Bond Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Balanced Fund for the redemption of its shares.

      The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Equity and Bond Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

      The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

      The proposed Reorganization was presented for consideration to the Board of Directors of Balanced Fund on June 17, 2005 and the Board of Trustees of Equity and Bond Fund at a meeting held on July 21, 2005. For the reasons discussed below, the Trustees/Directors of the Funds, including all of the Trustees/Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Funds, determined that the interests of the shareholders of either Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Funds and their shareholders.

      The Reorganization will allow Equity and Bond Fund's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve growth of capital through investment in equity securities of small companies. Additionally, the proposed Reorganization is expected to result in lower expenses for shareholders of all classes of Equity and Bond Fund. As shareholders of Balanced Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the ING Funds and the Classes available after the Reorganization is contained in APPENDIX D.

BOARD CONSIDERATIONS

            The Board of Trustees of Equity and Bond Fund, in recommending the proposed transaction, considered a number of factors, including the following:

      - the plans of management to reduce overlap in funds in the ING Fund complex;

      -     the potential benefits of the transaction to shareholders;

      - the relative investment performance of Equity and Bond Fund as compared to Balanced Fund;

      - expense ratios and information regarding fees and expenses of Equity and Bond Fund and Balanced Fund;

      -     the relative size of the Funds;

      - whether the Reorganization would dilute the interests of either Fund's current shareholders;

      - the similarity of investment objectives and strategies of Balanced Fund with those of Equity and Bond Fund;


      - the availability of a suitable class of shares in Balanced Fund for all shareholders of Equity and Bond Fund;


      - all fees or expenses associated with the Reorganization will be borne directly by the Investment Adviser (or an affiliate of the Investment Adviser);

      -     any benefits that may be realized by the Adviser; and

      - the tax consequences of the Reorganization to Equity and Bond Fund and its shareholders, including the tax-free nature of the transaction.

            The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Funds may be reduced if the Reorganization is approved.

            THE TRUSTEES OF EQUITY AND BOND FUND RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH BALANCED FUND.

TAX CONSIDERATIONS

            The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Equity and Bond Fund nor its shareholders, nor Balanced Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

            Immediately prior to the Reorganization, Equity and Bond Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of Equity and Bond Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Equity and Bond Fund's shareholders.

            As of May 31, 2005, Equity and Bond Fund had accumulated capital loss carryforwards of approximately $14 million and Balanced Fund had accumulated no capital loss carryforwards. After the Reorganization, the losses of Equity and Bond Fund generally will be available to Balanced Fund to offset its capital gains, although a portion of the amount of these losses that may offset Balanced Fund's capital gains in any given year will be limited due to this Reorganization. The ability of Balanced Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of Balanced Fund.

EXPENSES OF THE REORGANIZATION

            The expenses relating to the proposed Reorganization will be borne by ING Investments (or an affiliate of ING Investments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the Investment Company Act of 1940, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

      Equity and Bond Fund is a diversified series of ING Equity Trust, an open-end management investment company organized as a Massachusetts business trust. ING Equity Trust is governed by a Board of Trustees consisting of eleven members. For more information on the history of ING Equity Trust, see the SAI.

      Balanced Fund is a diversified series of ING Series Fund, Inc., an open-end management investment company organized as a Maryland corporation. ING Series Fund, Inc. is governed by a Board of Directors consisting of eight members. For more information on the history of ING Series Fund, see the SAI.

DISTRIBUTOR

      ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for both Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

      Both Balanced Fund and Equity and Bond Fund pay dividends from net investment income, if any, on an quarterly and semi-annually basis, respectively. Each Fund distributes capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

      If the Reorganization Agreement is approved by Equity and Bond Fund's shareholders, then as soon as practicable before the Closing Date, Equity and Bond Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Funds as of May 31, 2005, and on a pro forma basis as of May 31, 2005, giving effect to the Reorganization:

                                                               NET ASSET VALUE           SHARES
                                              NET ASSETS          PER SHARE            OUTSTANDING
                                             -------------     ---------------         -----------
EQUITY AND BOND FUND
  Class A                                    $  31,486,734          $12.84                2,452,376
  Class B                                    $  15,051,547          $13.86                1,086,297
  Class C                                    $  11,963,083          $12.24                  977,188
  Class Q*                                   $     116,360          $12.75                    9,124

BALANCED FUND
  Class A                                    $  67,176,521          $12.35                5,440,047
  Class B                                    $  20,899,822          $12.21                1,712,156
  Class C                                    $   4,729,513          $12.22                  387,154

PRO FORMA - BALANCED FUND INCLUDING
   EQUITY AND BOND FUND
  Class A                                    $  98,779,615          $12.35                7,999,002
  Class B                                    $  35,951,369          $12.21                2,944,879
  Class C                                    $  16,692,596          $12.22                1,366,130

* Class Q shares of Equity and Bond Fund will convert to Class A shares of Balanced Fund.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

      Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 23, 2005. Shareholders of Equity and Bond Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Equity and Bond Fund has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $13,000. ING Investments will bear the cost of the proxy solicitation. Shareholders of Equity and Bond Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

      In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-804-3212.

      A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Equity and Bond Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Equity and Bond Fund that may be presented at the Special Meeting.

VOTING RIGHTS

      As a shareholder of Equity and Bond Fund you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.


      Only shareholders of Equity and Bond Fund at the close of business on August 16, 2005 (the "Record Date") will be entitled to be present and give voting instructions for Equity and Bond Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 4,347,803.397 shares of Equity and Bond Fund were outstanding and entitled to vote.


      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

      Equity and Bond Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, Equity and Bond Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.

      To the knowledge of ING Investments, as of August 16, 2005, no current Director owns 1% or more of the outstanding shares of either Fund, and the officers and Trustees own, as a group, less than 1% of the shares of either Fund.

      APPENDIX E hereto lists the persons that, as of August 16, 2005, owned beneficially or of record 5% or more of the outstanding shares of any Class of Equity and Bond Fund or Balanced Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

      Equity and Bond Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

      Equity and Bond Fund is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Equity and Bond Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

      ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Funds and more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                 /s/ Huey P. Falgout, Jr.
                                                 -------------------------------
                                                 Huey P. Falgout, Jr.,
                                                 Secretary

September 23, 2005
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A


                PORTFOLIO MANAGERS' REPORT FOR ING BALANCED FUND


The ING Balanced Fund (the "Fund") seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments. The Fund is managed by Hugh T.M. Whelan, James B. Kauffmann, Mary Ann Fernandez and Shiv Mehta, ING Investment Management Co.+ -- the Sub-Adviser.

PERFORMANCE: For the year ended May 31, 2005, the Fund's Class A shares, excluding sales charges, provided a total return of 8.60% compared to the Standard & Poor's ("S&P") 500 lndex(4) and the Composite Index (consisting of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Aggregate Bond Index(7)), which returned 8.24% and 7.78%, respectively, for the same period.

                               INVESTMENT TYPES*
                               AS OF MAY 31, 2005
                          (as a percent of net assets)

                                  [PIE CHART]


PORTFOLIO SPECIFICS: The equity component of the Fund outperformed the S&P 500 Index due to strong stock performance as well as our usual, modest exposure to small- and mid-cap stocks, which outperformed large-cap stocks as a group during the reporting year. Stock selection was strongest in the healthcare and technology sectors, but was weaker in consumer staples and materials. Sector allocation had a positive impact with gains from overweights in energy and industrials and an underweight in healthcare being only partially offset by losses from an overweight in consumer discretionary and a slight underweight in materials. The Fund benefited in particular from overweight positions in TXU Corp., Apple Computer, Inc. and Aetna, Inc. Securities of note that detracted from results were Ford Motor Co. and Paychex, Inc.

The fixed income component of the Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, for the period. While our short duration stance was helpful at the start of the fiscal year (the second quarter of 2004), by the end of the third quarter last year, it was a source of underperformance relative to the benchmark especially since we concentrated our underweight in the resilient shorter maturities of the yield curve. Again the short duration posture helped in the first quarter of 2005, but it was a drag on performance as we closed the reporting year in May. Exposure to emerging markets debt significantly helped returns until the calendar turned to 2005. We reduced exposure to both emerging markets debt and high yield, two higher risk sectors, early in January as the compensation for risk became inadequate. Once the tide turned against high yield later in the first quarter of 2005, the underweight was advantageous.

                               TOP TEN HOLDINGS**
                               AS OF MAY 31, 2005
                          (as a percent of net assets)

Fed. Natl. Mortgage Assoc, 5.000%, due 07/15/34    2.7%
U.S. Treasury Note, 3.875%, due 05/15/10           2.0%
Exxon Mobil Corp.                                  1.9%
General Electric Co.                               1.6%
Bank of America Corp.                              1.3%
U.S. Treasury Note, 3.500%, due 05/31/07           1.3%
Fed. Natl. Mortgage Assoc., 5.500%, due 06/15/35   1.2%
Intel Corp.                                        1.2%
Microsoft Corp.                                    1.1%
Pfizer, Inc.                                       0.9%

** Excluding short-term investments related to securities lending and repurchase agreements.

                 PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

OUTLOOK AND CURRENT STRATEGY: During May, the economic outlook improved somewhat and the markets finally responded like the recovery had legs. First quarter Gross Domestic Product came in higher than expected and the economy has been creating jobs at a healthy pace. Retail sales and industrial production are moderating and energy prices have been ticking downward. Profit growth is at a rate that is more in line with a mid-cycle recovery. Meanwhile, long-term rates remain amazingly low and as a result housing continues to be strong. All of which has had a positive impact on the equity markets.

In the equity component of the Fund, our research helps us build structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark portfolio. Our most recent analysis leads us to position the portfolio to capitalize on holdings with superior growth, profitability and balance sheet strength relative to their valuations in terms of earnings and cash flows. The Fund is currently overweight the information technology, energy and consumer discretionary sectors and underweight the financials, telecom and utilities sectors. However, overall sector exposures are by design quite close to the index so that nearly all of our relative performance is driven by individual stock selection.

The fixed income component of the portfolio is short duration by around 0.50 years, and we continue to believe that the signs of increasing inflation point to higher rates in the near future

-------------------
+ Effective April 29, 2005, Mary Ann Fernandez and Shiv Mehta became responsible for establishing the overall asset allocation strategy for the Fund.

PORTFOLIO MANAGERS' REPORT                                     ING BALANCED FUND

ING BALANCED FUND CLASS A

                                  [LINE GRAPH]

                Class A             Class A                         Lehman Brothers
                 With               Without         S&P 500         Aggregate Bond      Composite
             Sales Charge        Sales Charge        Index               Index            Index
             ------------        ------------      --------         ---------------     ---------
5/31/1995      $  9,425            $ 10,000        $ 10,000            $ 10,000         $ 10,000
5/31/1996      $ 11,338            $ 12,031        $ 12,844            $ 10,439         $ 11,831
5/31/1997      $ 12,898            $ 13,685        $ 16,622            $ 11,307         $ 14,286
5/31/1998      $ 15,770            $ 16,733        $ 21,722            $ 12,541         $ 17,525
5/31/1999      $ 17,347            $ 18,407        $ 26,289            $ 13,087         $ 20,107
5/31/2000      $ 18,949            $ 20,107        $ 29,044            $ 13,363         $ 21,587
5/31/2001      $ 18,241            $ 19,355        $ 25,979            $ 15,115         $ 21,309
5/31/2002      $ 17,355            $ 18,415        $ 22,381            $ 16,339         $ 20,190
5/31/2003      $ 17,155            $ 18,203        $ 20,577            $ 18,231         $ 20,198
5/31/2004      $ 18,764            $ 19,911        $ 24,348            $ 18,151         $ 22,334
5/31/2005      $ 20,379            $ 21,624        $ 26,354            $ 19,389         $ 24,072

         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MAY 31, 2005

                                                                      SINCE INCEPTION    SINCE INCEPTION      SINCE INCEPTION
                                                                        OF CLASS B          OF CLASS C           OF CLASS O
                                           1 YEAR   5 YEAR   10 YEAR   MARCH 1, 1999      JUNE 30, 1998      SEPTEMBER 15, 2004
                                           ------   ------   -------  ---------------    ---------------     ------------------
INCLUDING SALES CHARGE:
  Class A(1)                                2.36%    0.27%    7.42%          --                 --                    --
  Class B(2)                                2.79%    0.36%      --         2.42%                --                    --
  Class C(3)                                6.75%    0.70%      --                            2.65%                   --
  Class I                                   8.85%    1.72%    8.45%          --                                       --
  Class O                                     --       --       --           --                 --                  6.71%
EXCLUDING SALES CHARGE:
  Class A                                   8.60%    1.46%    8.06%          --                 --                    --
  Class B                                   7.79%    0.71%      --         2.42%                --                    --
  Class C                                   7.75%    0.70%      --                            2.65%                   --
  Class I                                   8.85%    1.72%    8.45%          --
  Class O                                     --       --       --           --                 --                  6.71%
  S&P 500 Index(4)                          8.24%   (1.93)%  10.18%        0.90%              2.24%(5)              9.36%(6)
  Lehman Brothers Aggregate Bond            6.82%    7.73%    6.85%        6.49%              6.37%(5)              3.21%(6)
  Index(7)
  Composite Index (60% S&P
  500 Index/40% Lehman Brothers
  Aggregate Bond Index)                     7.78%    2.20%    9.18%        3.45%              4.28%(5)              6.94%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Balanced Fund against the Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE ION ON TO WWW.INGFUNDS.COM OR CALL (800) 992-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1)   Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1 % for the 1 year return.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)   Since inception performance for index is shown from July 1, 1998.

(6)   Since inception performance for index is shown from September 1, 2004.

(7) The Lehman Brothers Aggregate Bond Index is an unmanaged index of publicity issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 21st day of July, 2005, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Company"), on behalf of its series, ING Balanced Fund (the "Acquiring Fund"), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Trust"), on behalf of its series, ING Equity and Bond Fund (the "Acquired Fund").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

      WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to Class Q shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of Class A, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund's Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund's shareholders of record with respect to Class A, Class B and Class C shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; (ii) distribute to the Acquired Fund's shareholders of record with respect to Class Q shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of Class A received by the Acquired Fund pursuant to paragraph 1.1; and (iii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A, Class B, Class C and Class Q Acquired Fund's shareholders, determined as of immediately after the close of business on the Closing Date, ("Acquired Fund Shareholders"). The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class Q Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of Class Q owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B and Class C Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. All issued and outstanding Class Q Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class Q shares of the Acquired Fund will represent a number of Class A Acquiring Fund shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

      1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.2. The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund's Board of Directors.

      2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2. The number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Class Q assets shall be determined with respect to Class Q by dividing the value of the net assets with respect to the Class Q shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3. CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be December 3, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

      3.2. The Acquired Fund shall direct the Bank of New York Company, Inc., as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Company as follows:

            (a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

            (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2005 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since May 31, 2005 there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired

Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

            (a) The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2005 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since May 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

      5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) the Company's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

      6.3. The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

      6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

      7.3. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

      7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

      9.1. The Trust, on behalf of the Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2006, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to the Class A, Class B, Class C and Class Q Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                          ING SERIES FUND, INC. on behalf of its
                                 ING BALANCED FUND series

                                 By:
_____________________________        ______________________________________
Secretary

                                 Its:
                                      _____________________________________

Attest:                          ING EQUITY TRUST on behalf of its
                                 ING EQUITY AND BOND FUND series

                                 By:
_____________________________        ______________________________________
Secretary

                                 Its:
                                      _____________________________________

                                                                      APPENDIX C

               ADDITIONAL INFORMATION REGARDING ING BALANCED FUND

                                ("BALANCED FUND")

                                SHAREHOLDER GUIDE

ING PURCHASE OPTIONS(TM)

      This Proxy Statement/Prospectus relates to three separate Classes of shares of Balanced Fund: Class A, Class B and Class C, each of which represents an identical interest in Balanced Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Balanced Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Equity and Bond Fund ("Equity and Bond Fund") shares held by you immediately prior to the Reorganization, and the period that you held shares of Equity and Bond Fund will be included in the holding period of Balanced Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Balanced Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

      The sales charges and fees for each Class of shares of Balanced Fund are shown and contrasted in the chart below.

                                                   CLASS A     CLASS B      CLASS C
                                                  ---------   ---------    ---------
Maximum Initial Sales Charge on Purchases           5.75%(1)    None          None
Contingent Deferred Sales Charge ("CDSC")          None(2)      5.00%(3)     1.00%(4)
Annual Distribution (12b-1) and Service
Fees (5)                                            0.25%       1.00%        1.00%
Maximum Purchase                                  Unlimited   $100,000     Unlimited
Automatic Conversion to Class A                      N/A      8 Years(6)      N/A

---------------------
(1)   Reduced for purchases of $50,000 and over.

(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this APPENDIX C.

(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this APPENDIX C.

(4)   Imposed upon redemption within 1 year from purchase.

(5)   Annual asset-based distribution charge.

(6) Class B shares of Balanced Fund issued to shareholders of Equity and Bond Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Equity and Bond Fund.

      The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $100,000 will be declined.

      CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of Balanced Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases Without a Sales Charge" and "Reduced Sales Charges" below.

                              CLASS A SHARES(1)(2)

                                               AS A % OF THE                  AS A %
    YOUR INVESTMENT                            OFFERING PRICE                 OF NAV
-----------------------                        --------------                 ------
Less than $50,000                                  5.75%                      6.10%
$50,000  -  - $99,999                              4.50%                      4.71%
$100,000 -  - $249,999                             3.50%                      3.63%
$250,000 -  - $499,999                             2.50%                      2.56%
$500,000 -  - $1,000,000                           2.00%                      2.04%
$1,000,000 and over                                           See below

----------------------------
(1) Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2)   The term "offering price" includes the front-end sales charge.

      There is no initial sales charge on purchases of Class A shares of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                                        PERIOD DURING
     YOUR INVESTMENT                               CDSC               WHICH CDSC APPLIES
-----------------------                            ----               ------------------
$1,000,000 - $2,499,999                            1.00%                     2 years
$2,500,000 - $4,999,999                            0.50%                     1 year
$5,000,000 and over                                0.25%                     1 year

      REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of Balanced Fund or other open-end funds in the ING Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase Balanced Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the applicable fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information ("SAI") for Balanced Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent, as described below, at 1-800-992-0180 for more information.

      A sales charge may also be reduced by taking into account the current value of your existing holdings in Balanced Fund or any other open-end funds in the ING Fund complex (excluding ING Aeltus Money Market Fund and ING Classic Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the SAI for Balanced Fund for details or contact the Shareholder Servicing Representative, as defined below, at 1-800-992-0180 for more information.

      For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge but this will not affect any CDSC that may be imposed upon the redemption of shares of Balanced Fund.

      SPECIAL PURCHASES WITHOUT A SALES CHARGE. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see the SAI for Balanced Fund.

      CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of Balanced Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $100,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

YEAR OF REDEMPTION AFTER PURCHASE                  CDSC
---------------------------------                  ----
First                                               5%
Second                                              4%
Third                                               3%
Fourth                                              3%
Fifth                                               2%
Sixth                                               1%
After Sixth Year                                   None

      Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of Balanced Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Equity and Bond Fund. For additional information on the CDSC and the conversion of Class B, see Balanced Fund's SAI.

      CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

      WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

      (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

      (ii) The CDSC also may be waived for Class B and Class C shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

      (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

      (iv) The CDSC also will be waived in the case of reinvestment of dividends and capital gains distributions.

      If you think you may be eligible for a CDSC waiver, contact a Shareholder Servicing Representative at 1-800-992-0180.

      REINSTATEMENT PRIVILEGE. Class B or Class C shareholders who have redeemed their shares in any open-end ING Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for Balanced Fund for details or contact the Shareholder Servicing Representative at 1-800-992-0180 for more information.

      RULE 12b-1 PLAN. Balanced Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") applicable to Class A, Class B and Class C shares of Balanced Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Funds Distributor, LLC (the "Distributor") may receive from Balanced Fund an annual fee in connection with the offering, sale and shareholder servicing of Balanced Fund's Class A, Class B and Class C shares.

      DISTRIBUTION AND SERVICING FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of Balanced Fund and in connection with services rendered to shareholders of Balanced Fund, Balanced Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of Balanced Fund's average daily net assets attributable to that Class):

                            SERVICING FEE             DISTRIBUTION FEE
                            -------------             ----------------
Class A                         0.00%                      0.25%
Class B                         0.25%                      0.75%
Class C                         0.25%                      0.75%

      Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class C shares of Balanced Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of Balanced Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      OTHER EXPENSES. In addition to the management fee and other fees described previously, Balanced Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of Directors who are not affiliated with ING Investments, LLC ("ING Investments"). Most Balanced Fund expenses are allocated proportionately among all of the outstanding shares of Balanced Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

      The minimum initial investment in Balanced Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in Balanced Fund is $100 ($10,000 for Class Q shares). The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. Balanced Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($250 for IRAs).

      Balanced Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts.

      If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

      CUSTOMER IDENTIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

            -     Name;

            -     Date of Birth;

            - Physical residential address (although post office boxes are still permitted for mailing); and

            - Social security number, taxpayer identification number, or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

      EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING -- MARKET TIMING. The Funds are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds. The Funds reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Funds determine not to be in the best interest of the Funds.

The Funds believe that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Funds or their shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

The Funds' Board of Directors/Trustees ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Funds. Consistent with this policy, the Funds monitor trading activity. Shareholders of each Fund are limited to four exchanges among the ING Complex of Funds or equivalent purchase and redemption transactions, within a one-year period, other than transactions associated with the Funds' Systematic Exchange Privilege or other automatic purchases or redemptions. Additionally, the Funds monitor the trading activity of persons or entities that have been associated with market timing historically. The Funds reserve the right to modify the frequent trading policy at any time without prior notice, depending on the needs of the Funds and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Funds reserve the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Funds' frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Funds will occur. Moreover, in enforcing such restrictions, the Funds are often required to make decisions that are inherently subjective. The Funds strive to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of the Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary's customers. The Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Funds seek to implement the policies and procedures described above through instructions to the Funds' administrator, ING Funds Services, LLC.


      PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

      DETERMINATION OF NET ASSET VALUE. The NAV per share for each class of each Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Funds are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent a Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Fund's NAV is not calculated. As a result, the NAV of a Fund may change on days when shareholders will not be able to purchase or redeem a Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by a Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

- Securities that are restricted as to transfer or resale.

The Funds or the Adviser may rely on the recommendations of a fair value pricing service approved by the Funds' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Funds' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

      PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at 1-800-992-0180.

      RETIREMENT PLANS. Balanced Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

      EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in Balanced Fund's Prospectus under the section "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

      You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of Balanced Fund will not be issued unless you request them in writing.

      TELEPHONE ORDERS. Balanced Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Balanced Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Balanced Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE PRIVILEGES AND RESTRICTIONS

      An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at 1-800-992-0180. There is no specific limit on exchange frequency; however, Balanced Fund is intended for long term investment and not as a trading vehicle. ING Investments or the Distributor may prohibit excessive exchanges (more than four per year). ING Investments reserves the right, upon 60 days' prior notice, to cancel the exchange policy or restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of Balanced Fund into which they are being exchanged.

      Shares of one class of Balanced Fund generally may be exchanged for shares of that same Class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of Balanced Fund being acquired may be legally sold.

      If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior income Fund prospectus or any other ING prospectus by calling 1-800-992-0180 or by going to www.ingfunds.com

      You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

      CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND. You are not required to pay an applicable CDSC upon any exchange from Balanced Fund (or any other ING Fund) into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your shares for repurchase by that fund, the CDSC will apply from the fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in Balanced Fund (or other ING Fund).

      SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000, subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

      SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, Balanced Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

      Shares of Balanced Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

      SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at 1-800-992-0180, or see Balanced Fund's SAI.

      PAYMENTS. Payment to shareholders for shares redeemed ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. Balanced Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. Balanced Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the U.S. Securities and Exchange Commission. Balanced Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to Balanced Fund, Balanced Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Balanced Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

ACCOUNT ACCESS

      Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling 1-800-992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

      Balanced Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI. Each Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Fund will post the quarter ending June 30 holdings on August 1). Each Fund's portfolio holdings schedule will, at a minimum, remain available on the Funds' website until the Funds file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Funds' website is located at www.ingfunds.com.

MANAGEMENT OF BALANCED FUND

      INVESTMENT ADVISER. ING Investments, an Arizona limited liability company, serves as the investment adviser to Balanced Fund. ING Investments has overall responsibility for management of Balanced Fund. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the Balanced Fund's portfolio. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services provided to Balanced Fund. As of May 31, 2005, ING Investments managed over $39.1 billion in assets.

      SUB-ADVISER. ING Investment Management Co. ("ING IM"), a registered investment adviser, is responsible for providing the day-to-day management of Balanced Fund. ING IM is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Group") and an affiliate of ING Investments. ING IM has been managing client assets for more than a quarter century and as of May 31, 2005, managed over $164.0 billion in assets.

      The following individuals share responsibility for the day to day management of Balanced Fund:

The equity portion of the Fund has been managed by Hugh Whelan since 2004. Mr. Whelan has been with ING IM since 1989 and has served as a quantitative analyst at ING IM since 1999. Mr. Whelan previously served as a quantitative portfolio manager in ING IM's fixed income group specializing in corporate securities.

The fixed-income portion of the Fund has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Group N.V. in 1996 and has over 18 years of investment experience. Prior to joining ING Group N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he was worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund.

Mary Ann Fernandez has been associated with the management of the Fund since 2005. She joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

Shiv Mehta has been associated with the management of the Fund since 2005. He joined ING in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta was previously with Credit Suisse Asset Management since February 2000, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

      ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS. The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Funds.


      PARENT COMPANY AND DISTRIBUTOR. ING Investments and the Distributor are indirect, wholly owned subsidiaries of ING Group. ING Group is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

      From time to time, the Distributor or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING Group, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.

      SHAREHOLDER SERVICES REPRESENTATIVE. ING Funds Services, LLC serves as Shareholder Services Representative for Balanced Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. Balanced Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

      PORTFOLIO TRANSACTIONS. ING Investments will place orders to execute securities transactions that are designed to implement Balanced Fund's investment objectives and policies. ING Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Investments may consider brokerage and research services provided by a broker to ING Investments or its affiliates, and Balanced Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Investments may place securities transactions with brokers that provide certain services to Balanced Fund.

DIVIDENDS, DISTRIBUTIONS & TAXES

      DIVIDENDS AND DISTRIBUTIONS. Balanced Fund generally distributes most or all of its net earnings in the form of dividends. Balanced Fund pays dividends, if any, on an annual basis. Capital gains, if any, are distributed annually. Dividends and distributions will be determined on a class basis.

      Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

      - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

      - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

      - A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

      - Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

      Any dividends and distributions paid by Balanced Fund will be automatically reinvested in additional shares of the respective class of Balanced Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on Class A, Class B, and Class C shares of Balanced Fund invested into an ING Fund that offers Class A, Class B and Class C shares

      FEDERAL TAXES. The following information is meant as a general summary for U.S. shareholders. Please see Balanced Fund's SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in Balanced Fund.

      Balanced Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although Balanced Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if Balanced Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

      Dividends declared by Balanced Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

      You will receive an annual statement summarizing your dividend and capital gains distributions.

      If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

      There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

      As with all mutual funds, Balanced Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide Balanced Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

         The information in the table below has been derived from ING Balanced Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                         CLASS A
                                               ----------------------------------------------------------
                                                                          SEVEN
                                                                          MONTHS
                                                   YEAR ENDED MAY 31,      ENDED   YEAR ENDED OCTOBER 31,
                                               ------------------------   MAY 31,  ----------------------
                                               2005       2004    2003    2002(1)    2001        2000
                                               -----     ------  ------   ------    ------      ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $ 11.66    10.84   11.07    11.02     14.08       13.72

   Income (loss) from investment operations:
   Net investment income                       $  0.18     0.13    0.11     0.08      0.21        0.35
   Net realized and unrealized gain
   (loss) on investments                       $  0.81     0.88   (0.24)    0.12     (1.83)       0.82
   Total from investment operations            $  0.99     1.01   (0.13)    0.20     (1.62)       1.17

   Less distributions from:
   Net investment income                       $  0.18     0.19    0.10     0.15      0.23        0.27
   Net realized gains on investments           $  0.12        -       -        -      1.21        0.54
   Total distributions                         $  0.30     0.19    0.10     0.15      1.44        0.81
   Net asset value, end of period              $ 12.35    11.66   10.84    11.07     11.02       14.08
   TOTAL RETURN(2)                             %  8.60     9.38   (1.15)    1.82    (12.36)       8.81

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $67,177   70,237  59,826   45,221    33,860      35,564

   Ratios to average net assets:
   Expenses(3)                                 %  1.33     1.32    1.42     1.39      1.35        1.31
   Net investment income(3)                    %  1.48     1.11    1.11     1.31      1.81        1.99
   Portfolio turnover rate                     %   289      302     379      118       180         242


--------------------
(1)   The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

                                                                         CLASS B
                                               ----------------------------------------------------------
                                                                          SEVEN
                                                                          MONTHS
                                                   YEAR ENDED MAY 31,     ENDED    YEAR ENDED OCTOBER 31,
                                               ------------------------   MAY 31,  ----------------------
                                               2005       2004    2003    2002(1)   2001       2000
                                               -----     ------  ------   ------   ------     ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $ 11.51    10.75   11.02    10.97    14.02      13.69

   Income (loss) from investment operations:
   Net investment income                       $  0.09*    0.04    0.03     0.04     0.12       0.27
   Net realized and unrealized gain
   (loss) on investments                       $  0.80     0.87   (0.23)    0.12    (1.83)      0.80
   Total from investment operations            $  0.89     0.91   (0.20)    0.16    (1.71)      1.07

   Less distributions from:
   Net investment income                       $  0.07     0.15    0.07     0.11     0.13       0.20
   Net realized gains on investments           $  0.12        -       -        -     1.21       0.54
   Total distributions                         $  0.19     0.15    0.07     0.11     1.34       0.74
   Net asset value, end of period              $ 12.21    11.51   10.75    11.02    10.97      14.02
   TOTAL RETURN(2)                             %  7.79     8.51   (1.84)    1.45   (13.10)      8.01

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $20,900   13,899   3,099    1,670    1,312      1,130

   Ratios to average net assets:
   Expenses(3)                                 %  2.08     2.07    2.17     2.14     2.10       2.06
   Net investment income(3)                    %  0.72     0.35    0.40     0.56     1.06       1.24
   Portfolio turnover rate                     %   289      302     379      118      180        242


-----------------
(1)   The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                      CLASS C
                                               -------------------------------------------------------
                                                                         SEVEN
                                                                         MONTHS
                                                  YEAR ENDED MAY 31,     ENDED    YEAR ENDED OCTOBER 31,
                                               -----------------------   MAY 31,  ----------------------
                                               2005      2004    2003    2002(1)     2001       2000
                                               -----    ------  ------   ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $11.50    10.71   10.99    10.94      13.96      13.63

   Income (loss) from investment operations :
   Net investment income                       $ 0.08     0.04    0.03     0.03       0.13       0.24
   Net realized and unrealized gain
   (loss) on investments                       $ 0.81     0.87   (0.24)    0.13      (1.83)      0.81
   Total from investment operations            $ 0.89     0.91   (0.21)    0.16      (1.70)      1.05

   Less distributions from:
   Net investment income                       $ 0.05     0.12    0.07     0.11       0.11       0.18
   Net realized gains on investments           $ 0.12        -       -        -       1.21       0.54
   Total distributions                         $ 0.17     0.12    0.07     0.11       1.32       0.72
   Net asset value, end of period              $12.22    11.50   10.71    10.99      10.94      13.96
   TOTAL RETURN(2)                             % 7.75     8.59   (1.94)    1.47     (13.09)      7.95

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $4,730    4,270   2,877    2,050      1,829      2,185

   Ratios to average net assets:
   Expenses(3)                                 % 2.08     2.07    2.17     2.14       2.10       2.06
   Net investment income(3)                    % 0.73     0.36    0.35     0.56       1.06       1.24
   Portfolio turnover rate                     %  289      302     379      118        180        242


-----------------
(1)   The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

                                                                      CLASS I
                                               -------------------------------------------------------
                                                                          SEVEN
                                                                          MONTHS
                                                   YEAR ENDED MAY 31,     ENDED    YEAR ENDED OCTOBER 31,
                                               ------------------------   MAY 31,  ----------------------
                                               2005       2004    2003    2002(1)     2001       2000
                                               -----     ------  ------   ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $11.67     10.85   11.08    11.02      14.10      13.74

   Income (loss) from investment operations :
   Net investment income                       $ 0.21      0.16    0.14     0.11       0.26       0.30
   Net realized and unrealized gain
   (loss) on investments                       $ 0.81      0.87   (0.25)    0.11      (1.85)      0.90
   Total from investment operations            $ 1.02      1.03   (0.11)    0.22      (1.59)      1.20

   Less distributions from:
   Net investment income                       $ 0.23      0.21    0.12     0.16       0.28       0.30
   Net realized gains on investments           $ 0.12         -       -        -       1.21       0.54
   Total distributions                         $ 0.35      0.21    0.12     0.16       1.49       0.84
   Net asset value, end of period              $12.34     11.67   10.85    11.08      11.02      14.10
   TOTAL RETURN(2)                               8.85      9.65   (0.93)    2.02     (12.16)      9.04

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $33,380    37,852  50,343   65,971     71,759     94,149

   Ratios to average net assets:
   Expenses(3)                                   1.08      1.07    1.17     1.14       1.10       1.06
   Net investment income(3)                      1.73      1.36    1.27     1.57       2.06       2.24
   Portfolio turnover rate                        289       302     379      118        180        242


----------------------
(1)   The Fund changed its fiscal year end to May 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

                                                                      APPENDIX D

                                    ING FUNDS

      The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:


             FUND                                            CLASSES OFFERED
-------------------------------------                      --------------------
U.S. EQUITY

Balanced Fund                                              A, B, C, I and O
Convertible Fund                                           A, B, C and Q
Corporate Leaders Trust Fund                               B
Disciplined LargeCap Fund                                  A, B, C and I
Equity Income Fund                                         A, B, C and I
Financial Services Fund                                    A, B, C and O
Growth Fund                                                A, B, C and I
Growth and Income Fund                                     A, B, C and I
Index Plus LargeCap Fund                                   A, B, C, I, O and R
Index Plus MidCap Fund                                     A, B, C, I, O and R
Index Plus SmallCap Fund                                   A, B, C, I, O and R
LargeCap Growth Fund                                       A, B, C, I and Q
LargeCap Value Fund                                        A, B, C and I
MagnaCap Fund                                              A,B, C, I and M
MidCap Opportunities Fund                                  A, B, C, I and Q
MidCap Value Fund                                          A, B, C, I and Q
MidCap Value Choice Fund                                   A,B, C and I
Real Estate Fund                                           A, B, C, I and Q
Small Company Fund                                         A, B, C and I
SmallCap Value Fund                                        A, B, C, I and Q
SmallCap Value Choice Fund                                 A, B, C and I
Value Opportunity Fund                                     A, B, C and I

GLOBAL/INTERNATIONAL EQUITY

Emerging Countries Fund                                    A, B, C, M and Q
Foreign Fund                                               A, B, C, I and Q
Global Equity Dividend Fund                                A, B, C and O
Global Real Estate Fund                                    A, B, C, I and O
Global Science and Technology Fund                         A, B, C, I and O
Global Value Choice Fund                                   A, B, C and Q
International Fund                                         A, B, C, I and Q
International Growth Fund                                  A, B, C, I and O
International SmallCap Fund                                A, B, C and Q
International Value Choice Fund                            A, B and C
International Value Fund                                   A, B, C, I and Q
Precious Metals Fund                                       A
Russia Fund                                                A

FIXED INCOME

Aeltus Money Market Fund                                   A, B, C and I
Classic Money Market Fund                                  A, B and C
GNMA Income Fund                                           A, B, C, I, M and Q
High Yield Bond Fund                                       A, B and C
Intermediate Bond Fund                                     A, B, C, I, O and R
National Tax-Exempt Bond Fund                              A, B and C

STRATEGIC ALLOCATION FUNDS

Strategic Allocation Growth Fund                           A, B, C, I and O
Strategic Allocation Balanced Fund                         A, B, C, I and O
Strategic Allocation Income Fund                           A, B, C, I and O

LOAN PARTICIPATION FUND

Senior Income Fund                                         A, B, C and Q

                                                                      APPENDIX E

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS


      The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding shares as of August 16, 2005:


ING EQUITY AND BOND FUND


                                                                                              PERCENTAGE OF COMBINED
                                      PERCENT OF CLASS OF SHARES                                  FUND AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND         REORGANIZATION*
-------------------------------       ---------------------------     ------------------      -----------------------
MLPF & S For The Sole Benefit                7.02%, Class A                 15.36%                     5.23%
Of The Customers                            21.34%, Class B
Attn: Fund Administration                   29.59%, Class C
4800 Deer Lake Drive East 3rd                  Beneficial
Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.               9.38%, Class B                  3.38%                     0.94%
A/C# 00109801250                             5.32%, Class C
Attn: Peter Booth, 7th Floor                   Beneficial
333 W 34th St
New York, NY 10001-2402

Charles Schwab & Co Inc                     90.22%, Class Q                  0.20%                     0.06%
101 Montgomery Street 11th Floor               Beneficial
San Francisco, CA 94104-4122

Equitable Life For Separate                  9.76%, Class Q                  0.02%                     0.01%
Account 65 On Behalf Of                        Beneficial
Various Expediter 401K Plans
200 Plaza Dr HM-Z
Attn: Ken Butka
Secaucus, NJ 07094-3607


ING BALANCED FUND


                                                                                              PERCENTAGE OF COMBINED
                                      PERCENT OF CLASS OF SHARES                                  FUND AFTER THE
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND         REORGANIZATION*
-------------------------------       ---------------------------     ------------------      -----------------------
ING National Trust                          61.69%, Class A                 37.03%                    26.76%
Attn Gordon Elrod                           32.16%, Class I
151 Farmington Ave                             Beneficial
Hartford, CT 06101-5900

ING Life Insurance & Annuity Co              8.68%, Class A                  5.70%                     4.12%
151 Farmington Ave                           6.63%, Class I
Hartford, CT 06156-0001                        Beneficial

MLPF & S For The Sole Benefit                6.88%, Class B                  1.35%                     5.23%
Of Its Customers                             6.31%, Class C
Attn Fund Administration 98362                 Beneficial
4800 Deer Lake Dr E 3rd Flr
Jacksonville, FL 32246-6484



---------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on August 16, 2005.

                                     PART B

                              ING SERIES FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 23, 2005

Acquisition of the Assets and Liabilities of:     By and in Exchange for Shares of:
         ING Equity and Bond Fund                        ING Balanced Fund
        (a series of ING Equity Trust)            (a series of ING Series Fund, Inc.)
      7337 East Doubletree Ranch Road               7337 East Doubletree Ranch Road
        Scottsdale, Arizona 85258-2034               Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Series Fund, Inc. ("SAI") is available to the shareholders of ING Equity and Bond Fund in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Equity and Bond Fund will be transferred to ING Balanced Fund, a series of ING Series Fund, Inc., in exchange for shares of ING Balanced Fund.

This SAI consists of: (i) this cover page; (ii) the "ING Balanced Fund Additional Information" presented on pages 1 through 2 of this SAI, which presents certain information with respect to the management of the ING Balanced Fund; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

      1. The SAI for ING Balanced Fund, dated September 30, 2004, as filed on October 4, 2004, and the SAI for ING Equity and Bond Fund, dated September 30, 2004, as filed on October 4, 2004.

      2. The Financial Statements of the Balanced Fund and Equity and Bond Fund, respectively, are included in the Classes A, B, C and Q Annual Reports, dated May 31, 2005 as filed on August 8, 2005, and the Classes A, B and C Annual Reports, dated May 31, 2005, as filed on August 8, 2005.

            This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 14, 2005, relating to the Reorganization of ING Equity and Bond Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                                ING BALANCED FUND
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


DIRECTOR OWNERSHIP OF SECURITIES................................................      1
   Shareholder Ownership Policy.................................................      1

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES....................................      1
   Shareholder Ownership Policy.................................................      1

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS.............................      2
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES...................................      2
PRO FORMA FINANCIAL STATEMENTS..................................................      3

                                ING BALANCED FUND
                             ADDITIONAL INFORMATION

DIRECTOR OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Directors with shareholders, it is the policy to own beneficially shares of one or more ING Funds (each a "Fund") at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Director must equal at least $50,000. Existing Directors shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director. A decline in the value of any Fund investments will not cause a Director to have to make any additional investments under this Policy. Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2004.

                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                       SECURITIES IN ALL REGISTERED
                                                      INVESTMENT COMPANIES OVERSEEN
                                                         BY DIRECTOR IN FAMILY OF
 NAME OF DIRECTORS            BALANCED FUND                INVESTMENT COMPANIES
-------------------           -------------          --------------------------------
Albert V. DePrince, Jr.            $0                        Over $100,000(1)
Maria Teresa
Fighetti                           $0                        Over $100,000(1)
Sidney Koch                        $0                          $1 - $10,000
Corine T.
Norgaard                           $0                         Over $100,000
Edward T. O'Dell                   $0                        Over $100,000(1)
Joseph E. Obermeyer                $0                      $50,000-$100,000(1)

DIRECTORS WHO ARE
"INTERESTED PERSONS"
J. Scott Fox                       $0                         Over $100,000
Thomas J. McInerney                $0                         Over $100,000

----------
(1) Held in deferred compensation account.


INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES



Share Ownership Policy



As of December 31, 2004, none of the Independent Directors or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED


      The following table shows the number of accounts and total assets in the accounts managed by the Portfolio Manager as of December 31, 2004.



                     REGISTERED INVESTMENT COMPANIES         OTHER POOLED INVESTMENT
                                                                     VEHICLES                  OTHER ACCOUNTS
                     -------------------------------         -----------------------      ------------------------
                     NUMBER OF                               NUMBER OF   TOTAL ASSETS     NUMBER OF
PORTFOLIO MANAGER     ACCOUNTS          TOTAL ASSETS          ACCOUNTS                     ACCOUNTS   TOTAL ASSETS
-----------------    ---------          ------------         ---------   ------------     ---------   ------------
Hugh Whelan             60             $7,093,617,920            17     $3,325,027,998       29(1)   $4,452,896,692
James B. Kauffmann      53             $7,905,224,743            13     $1,482,343,368       25(2)   $8,158,535,858
Mary Ann Fernandez      36             $2,714,934,521             0                N/A        0                 N/A
Shiv Mehta               0                        N/A             0                N/A        0                 N/A



      (1) Six of these Accounts with Total Assets of $955,897,075 have advisory fees that are also based on the performance of the Accounts.



      (2) One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account.


Compensation information regarding the Portfolio Managers:

      Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, 3 and 5-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

      Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (Lehman Brothers Aggregate Bond Index, and S&P 500 Index for Kauffmann, Whelan, Fernandez, and Mehta, as Portfolio Managers for ING Balanced Fund) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

      Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

      Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Description of Material Conflicts of Interest

      A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

      A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

      A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

      A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

      As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.





Disclosure of the Fund's Portfolio Securities



The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.



In addition, the Fund posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Fund will post the quarter-ending June 30 holdings on August 1).



The Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.



Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares and most third parties may receive the Fund's annual or semi-annual reports, or view on ING's website, the Fund's portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.



Other than in regulatory filings or on ING's website, the Fund may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, a Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure:



      - To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;



      - To financial printers for the purpose of preparing Fund regulatory filings;



      -     For the purpose of due diligence regarding a merger or acquisition;



      - To a new adviser or sub-adviser prior to the commencement of its management of the Fund;



      - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such



      - agencies may receive more raw data from the Fund than is posted on the Fund's website;



      - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;



      - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;



      - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or



      - To certain third parties, on a weekly basis with no lag time, that have financed a Fund's Class B shares.



In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.



The Fund's Board of Trustees/Directors has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Fund's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of the Policies.



The Fund has the following ongoing arrangements with certain third parties to provide the Fund's portfolio holdings:



                                                                        TIME LAG BETWEEN DATE OF
                                                                          INFORMATION AND DATE
        PARTY                         PURPOSE             FREQUENCY       INFORMATION RELEASED
-------------------------    ------------------------     ---------     ------------------------
Societe Generale             Class B shares financing      Weekly                 None
Constellation

Institutional Shareholder    Proxy Voting                  Daily                  None
Services, Inc.               & Class Action
                             Services

Charles River Development    Compliance                    Daily                  None



All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Funds will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Funds, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.



Ownership of Securities



      The following table shows the dollar range of shares of the Funds owned by each team member as of December 31, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:



PORTFOLIO MANAGER             FUND            DOLLAR RANGE OF FUND SHARES OWNED
-----------------    ----------------------   ---------------------------------
Hugh Whelan                   N/A                           None
James B. Kauffmann            N/A                           None
Mary Ann Fernandez            N/A                           None
Shiv Mehta                    N/A                           None

PRO FORMA FINANCIAL STATEMENTS



Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2005. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

             STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2005









                                                                                                     ING BALANCED
                                                                                                         FUND
                                                                                                       PRO FORMA
                                                          ING EQUITY AND  ING BALANCED                 COMBINED
                                                            BOND FUND         FUND                    (UNAUDITED)
                                                          --------------  ------------               -------------
ASSETS:
Investments in securities at value+*                      $   59,609,031  $138,429,480                $198,038,511
Short-term investments **                                              -    29,175,666                  29,175,666
Repurchase agreement                                           2,796,000     4,177,000                   6,973,000
Cash                                                             389,896       187,195                     577,091
Cash collateral for futures                                       11,416        74,360                      85,776
Receivables:
      Investment securities sold                                 771,807     4,054,164                   4,825,971
      Fund shares sold                                            23,000       121,650                     144,650
      Dividends and interest                                     209,521       485,233                     694,754
      Variation margin receivable                                  8,719        22,881                      31,600
Prepaid expenses                                                  19,347        19,284                      38,631
                                                          --------------  ------------  ---------     ------------
      Total assets                                            63,838,737   176,746,913                 240,585,650
                                                          --------------  ------------  ---------     ------------

LIABILITIES:
Payable for investment securities purchased                    4,665,428    13,002,541                  17,667,969
Payable upon return of securities loaned                               -    26,977,723                  26,977,723
Payable for fund shares redeemed                                 375,978             -                     375,978
Payable for futures variation margin                                   -        13,266                      13,266
Payable to affiliates                                             84,330       137,690                     222,020
Payable for director/trustee fees                                  3,956           313                       4,269
Other accrued expenses and liabilities                            91,321        50,361                     141,682
                                                          --------------  ------------  ---------     ------------
      Total liabilities                                        5,221,013    40,181,894                  45,402,907
                                                          --------------  ------------  ---------     ------------
NET ASSETS                                                $   58,617,724  $136,565,019                $195,182,743
                                                          ==============  ============  =========     ============

NET ASSETS CONSIST OF:
Paid-in capital                                           $   69,565,639  $120,241,934                $189,807,573
Accumulated net investment loss                                  116,918       692,762                     809,680
Accumulated net realized loss on investments                 (13,983,547)    3,045,187                 (10,938,360)
Net unrealized appreciation (depreciation) of investments      2,918,714    12,585,136                  15,503,850
                                                          --------------  ------------  ---------     ------------
NET ASSETS                                                $   58,617,724  $136,565,019                $195,182,743
                                                          ==============  ============  =========     ============

+Including securities on loan at value                    $            -  $ 26,278,333                $ 26,278,333
*Cost of investments in securities                        $   56,679,318  $125,896,185                $182,575,503
**Cost of short-term investments                          $            -  $ 29,175,866                $ 29,175,866

CLASS A:
      Net Assets                                          $   31,486,734  $ 67,176,521  $ 116,360(A)  $ 98,779,615
      Shares authorized                                        unlimited  $100,000,000                   unlimited
      Par value                                           $            -  $       0.00                $       0.01
      Shares outstanding                                       2,452,376     5,440,047    106,579(B)     7,999,002
      Net asset value and redemption price per share      $        12.84  $      12.35                $      12.35
      Maximum offering price per share (5.75%) (C)        $        13.62  $      13.10                $      12.97

CLASS B:
      Net Assets                                          $   15,051,547  $ 20,899,822                $ 35,951,369
      Shares authorized                                        unlimited  $100,000,000                   unlimited
      Par value                                           $            -  $       0.00                $       0.01
      Shares outstanding                                       1,086,297     1,712,156    146,426(B)     2,944,879
      Net asset value and redemption price per share      $        13.86  $      12.21                $      12.21
      Maximum offering price per share (D)                $        13.86  $      12.21                $      12.82

CLASS C:
      Net Assets                                          $   11,963,083  $  4,729,513                $ 16,692,596
      Shares authorized                                        unlimited  $100,000,000                   unlimited
      Par value                                           $            -  $       0.00                $       0.01
      Shares outstanding                                         977,188       387,154      1,788(B)     1,366,130
      Net asset value and redemption price per share      $        12.24  $      12.22                $      12.22
      Maximum offering price per share (D)                $        12.24  $      12.22                $      12.83

CLASS I:
      Net Assets                                               n/a        $ 33,380,261                $ 33,380,261
      Shares authorized                                        n/a        $100,000,000                   unlimited
      Par value                                                n/a        $       0.00                $       0.01
      Shares outstanding                                       n/a        $  2,704,627                   2,704,627
      Net asset value and redemption price per share           n/a        $      12.34                $      12.34
      Maximum offering price per share                         n/a        $      12.34                $      12.96

CLASS O:
      Net Assets                                               n/a        $ 10,378,902                $ 10,378,902
      Shares authorized                                        n/a        $100,000,000                   unlimited
      Par value                                                n/a        $       0.00                $       0.01
      Shares outstanding                                       n/a        $    843,320                     843,320
      Net asset value and redemption price per share           n/a        $      12.31                $      12.31
      Maximum offering price per share                         n/a        $      12.31                $      12.92

CLASS Q:
      Net Assets                                          $      116,360      n/a       $(116,360)(A)      n/a
      Shares authorized                                        unlimited      n/a                          n/a
      Par value                                           $            -      n/a                          n/a
      Shares outstanding                                           9,124      n/a          (9,124)(A)      n/a
      Net asset value and redemption price per share      $        12.75      n/a                          n/a
      Maximum offering price per share                    $        12.75      n/a                          n/a


(A) Reflects adjustment due to merging Class Q into Class A.

(B) Reflects new shares issued, net of retired shares of ING Equity and Bond Fund. (Calculation: Net Assets / NAV per share)

(C) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(D) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

            STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2005


                                                                                                                   ING
                                                                                                                 BALANCED
                                                                          ING        ING                           FUND
                                                                       EQUITY AND  BALANCED    PRO FORMA        PRO FORMA
                                                                       BOND FUND      FUND    ADJUSTMENTS        COMBINED
                                                                       ---------- ----------- -----------      ------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                                       $  659,970 $ 1,382,478                  $  2,042,448
Interest                                                                1,221,635   2,189,703                     3,411,338
Securities lending income                                                       -      32,896                        32,896
                                                                       ---------- ----------- -----------      ------------
      Total investment income                                           1,881,605   3,605,077           -         5,486,682
                                                                       ---------- ----------- -----------      ------------


EXPENSES:
 Investment management fees                                               479,318   1,027,344     (59,584) (A)    1,447,078
 Distribution fees:
       Class A                                                            118,715     169,699     (32,315) (A)      256,099
       Class B                                                            172,829     172,270                       345,099
       Class C                                                            124,727      44,873                       169,600
       Class O                                                                  -       8,688                         8,688
       Class Q                                                                587           -        (587) (B)            -
 Transfer agent fees:                                                      94,197      78,651     (57,082) (C)      115,766
 Administrative service fees                                               63,908     102,735     (12,288) (A)      154,355
 Shareholder reporting expense                                              8,769      32,936      (3,508) (C)       38,197
 Registration fees                                                         46,250      50,445     (18,500) (C)       78,195
 Professional fees                                                          8,544      25,470      (3,418) (C)       30,596
 Custody and accounting expense                                            31,776      50,599                        82,375
 Trustee/Director Fees                                                      3,836       7,665                        11,501
 Miscellaneous expense                                                      8,011      10,746                        18,757
                                                                       ---------- ----------- -----------      ------------
      Total expenses without                                            1,161,467   1,782,121    (187,282)        2,756,306
                                                                       ---------- ----------- -----------      ------------
Less:
      Net recouped (waived and reimbursed) fees                             2,841           -    (150,011) (A)     (147,170)
                                                                       ---------- ----------- -----------      ------------
      Net expenses                                                      1,164,308   1,782,121    (337,293)        2,609,136
                                                                       ---------- ----------- -----------      ------------
Net investment income                                                     717,297   1,822,956     337,293         2,877,546
                                                                       ---------- ----------- -----------      ------------

NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS AND FOREIGN CURRENCIES
 Net realized gain on:
       Investments                                                      1,574,988   7,323,078                     8,898,066
       Futures                                                             21,659      26,245                        47,904
                                                                       ---------- ----------- -----------      ------------
       Net realized gain                                                1,596,647   7,349,323           -         8,945,970
                                                                       ---------- ----------- -----------      ------------
 Net change in unrealized appreciation or depreciation on:
       Investments                                                        283,395   1,105,671                     1,389,066
       Futures                                                             35,156     104,449                       139,605
                                                                       ---------- ----------- -----------      ------------
       Net change in unrealized appreciation or depreciation              318,551   1,210,120           -         1,528,671
                                                                       ---------- ----------- -----------      ------------

Net realized and unrealized gain on investments and foreign currencies  1,915,198   8,559,443           -        10,474,641
                                                                       ---------- ----------- -----------      ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $2,632,495 $10,382,399 $   337,293      $ 13,352,187
                                                                       ========== =========== ===========      ============


--------------
(A) Reflects adjustment in expenses due to effects of new contractual rates.

(B) Reflects adjustment in expenses due to Class Q merging into Class A.

(C) Reflects adjustment in expenses due to elimination of duplicative services.

                 See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF MAY 31, 2005


                           ING                                                                     ING
                        BALANCED                                                                BALANCED
ING EQUITY    ING         FUND                                         ING EQUITY     ING         FUND
   AND      BALANCED    PRO FORMA                                         AND       BALANCED    PRO FORMA
BOND FUND      FUND    (UNAUDITED)                                      BOND FUND     FUND     (UNAUDITED)
----------  --------  ------------                                     -----------  ---------  -----------
                           Shares                                                    Value
---------------------------------------------------------------------  -----------------------------------
COMMON STOCK: 57.2%
                                     ADVERTISING: 0.2%
       -         988       988 L     ADVO, Inc.                                  -     30,677      30,677
       -       4,500     4,500       Omnicom Group, Inc.                         -    368,505     368,505
                                                                         ---------------------------------
                                                                                 -    399,182     399,182
                                                                         ---------------------------------
                                     AEROSPACE/DEFENSE: 1.4%
   8,660       4,425    13,085       Boeing Co.                            553,374    282,758     836,132
       -         750       750 @     DRS Technologies, Inc.                      -     35,310      35,310
       -       1,036     1,036 L     Engineered Support Systems, Inc.            -     40,404      40,404
   4,370           -     4,370       General Dynamics Corp.                471,873          -     471,873
       -       7,650     7,650       Lockheed Martin Corp.                       -    496,408     496,408
       -       1,066     1,066 @, L  Moog, Inc.                                  -     32,353      32,353
       -         995       995 @, L  Teledyne Technologies, Inc.                 -     31,462      31,462
   5,345       2,775     8,120       United Technologies Corp.             570,311    296,093     866,404
                                                                         ---------  ---------  ----------
                                                                         1,595,558  1,214,788   2,810,346
                                                                         ---------  ---------  ----------
                                     AGRICULTURE: 1.0%
       -       2,195     2,195       Alliance One International, Inc.            -     14,070      14,070
   5,765      11,725    17,490       Altria Group, Inc.                    387,062    787,216   1,174,278
       -      16,900    16,900       Archer-Daniels-Midland Co.                  -    335,465     335,465
       -       6,200     6,200 L     Monsanto Co.                                -    353,400     353,400
                                                                         ---------  ---------  ----------
                                                                           387,062  1,490,151   1,877,213
                                                                         ---------  ---------  ----------
                                     AIRLINES: 0.0%
       -       1,360     1,360 @, L  Alaska Air Group, Inc.                      -     40,148      40,148
       -       1,485     1,485 @, L  Mesa Air Group, Inc.                        -      9,474       9,474
                                                                         ---------  ---------  ----------
                                                                                 -     49,622      49,622
                                                                         ---------  ---------  ----------
                                     APPAREL: 0.6%
       -      10,900    10,900 @, L  Coach, Inc.                                 -    316,536     316,536
       -         985       985 L     K-Swiss, Inc.                               -     31,619      31,619
       -       5,025     5,025       Nike, Inc.                                  -    413,055     413,055
       -         980       980 @, L  Quiksilver, Inc.                            -     15,602      15,602
       -       1,615     1,615       Stride Rite Corp.                           -     19,202      19,202
       -       2,520     2,520 @, L  Timberland Co.                              -     92,887      92,887
       -       2,925     2,925       VF Corp.                                    -    165,058     165,058
       -       1,582     1,582 L     Wolverine World Wide, Inc.                  -     36,354      36,354
                                                                         ---------  ---------  ----------
                                                                                 -  1,090,313   1,090,313
                                                                         ---------  ---------  ----------
                                     AUTO MANUFACTURERS: 0.2%
       -         697       697       Oshkosh Truck Corp.                         -     55,579      55,579
   5,030           -     5,030       PACCAR, Inc.                          355,873          -     355,873
                                                                         ---------  ---------  ----------
                                                                           355,873     55,579     411,452
                                                                         ---------  ---------  ----------
                                     AUTO PARTS AND EQUIPMENT: 0.1%
       -       5,000     5,000 @, L  Goodyear Tire & Rubber Co.                  -     71,950      71,950
       -       1,770     1,770       Modine Manufacturing Co.                    -     53,808      53,808
                                                                         ---------  ---------  ----------
                                                                                 -    125,758     125,758
                                                                         ---------  ---------  ----------
                                     BANKS: 2.6%
   9,255      38,975    48,230       Bank of America Corp.                 428,692  1,805,321   2,234,013
       -       4,810     4,810 L     Colonial BancGroup, Inc.                    -    107,215     107,215
       -       5,050     5,050       Comerica, Inc.                              -    282,194     282,194
       -       1,730     1,730 L     Commerce Bancorp, Inc.                      -     48,008      48,008

                          ING                                                                      ING
                       BALANCED                                                                 BALANCED
ING EQUITY    ING        FUND                                          ING EQUITY     ING         FUND
   AND      BALANCED   PRO FORMA                                          AND       BALANCED    PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                      BOND FUND      FUND     (UNAUDITED)
----------  --------  -----------                                      -----------  ---------  -----------
                           Shares                                                    Value
---------------------------------------------------------------------  -----------------------------------
       -         445       445 L     East-West Bancorp, Inc.                   -       14,970      14,970
       -         960       960 @@    First Bancorp Puerto Rico                 -       36,797      36,797
       -         827       827       First Republic Bank                       -       26,530      26,530
       -       1,790     1,790 L     Fremont General Corp.                     -       38,503      38,503
       -       1,708     1,708       Hibernia Corp.                            -       54,912      54,912
       -         400       400       Hudson United Bancorp                     -       13,660      13,660
       -       2,377     2,377       Mercantile Bankshares Corp.               -      123,913     123,913
       -         605       605       South Financial Group, Inc.               -       16,486      16,486
       -       1,780     1,780 L     Sterling Bancshares, Inc.                 -       24,208      24,208
       -       4,230     4,230 L     TCF Financial Corp.                       -      109,472     109,472
       -      10,600    10,600       U.S. Bancorp                              -      310,898     310,898
       -       1,090     1,090       United Bankshares, Inc.                   -       36,461      36,461
       -       9,125     9,125       Wachovia Corp.                            -      463,094     463,094
   8,030       9,750    17,780       Wells Fargo & Co.                   485,092      588,997   1,074,089
       -         525       525       Whitney Holding Corp.                     -       16,648      16,648
                                                                       ---------    ---------  ----------
                                                                         913,784    4,118,287   5,032,071
                                                                       ---------    ---------  ----------
                                     BEVERAGES: 1.6%
   3,800           -     3,800       Anheuser-Busch Cos., Inc.           178,030            -     178,030
       -       2,598     2,598       Brown-Forman Corp.                        -      154,893     154,893
       -      25,075    25,075       Coca-Cola Co.                             -    1,119,097   1,119,097
       -       3,310     3,310       PepsiAmericas, Inc.                       -       80,168      80,168
   8,280      19,000    27,280       PepsiCo, Inc.                       465,833    1,068,940   1,534,773
                                                                       ---------    ---------  ----------
                                                                         643,863    2,423,098   3,066,961
                                                                       ---------    ---------  ----------
                                     BIOTECHNOLOGY: 0.4%
   4,715       7,200    11,915 @     Amgen, Inc.                         295,065      450,576     745,641
       -       1,335     1,335 @     Arqule, Inc.                              -        8,744       8,744
                                                                       ---------    ---------  ----------
                                                                         295,065      459,320     754,385
                                                                       ---------    ---------  ----------
                                     BUILDING MATERIALS: 0.1%
       -       5,200     5,200       American Standard Cos., Inc.              -      222,559     222,559
       -         330       330       Florida Rock Industries, Inc.             -       21,599      21,599
       -         645       645 L     Texas Industries, Inc.                    -       29,683      29,683
                                                                       ---------    ---------  ----------
                                                                               -      273,841     273,841
                                                                       ---------    ---------  ----------
                                     CHEMICALS: 1.7%
   6,525           -     6,525       Air Products & Chemicals, Inc.      393,001            -     393,001
   7,320      14,250    21,570       Dow Chemical Co.                    331,523      645,382     976,905
   9,750       5,325    15,075       E.I. du Pont de Nemours & Co.       453,472      247,666     701,138
       -      11,494    11,494       Lyondell Chemical Co.                     -      272,868     272,868
       -         926       926       Macdermid, Inc.                           -       26,956      26,956
       -       1,070     1,070 @     OM Group, Inc.                            -       26,964      26,964
       -       4,875     4,875       PPG Industries, Inc.                      -      318,776     318,776
   8,725           -     8,725       Praxair, Inc.                       408,941            -     408,941
       -       5,500     5,500       Rohm & Haas Co.                           -      256,575     256,575
                                                                       ---------    ---------  ----------
                                                                       1,586,937    1,795,187   3,382,124
                                                                       ---------    ---------  ----------
                                     COAL: 0.1%
       -         660       660       Massey Energy Co.                         -       26,684      26,684
       -       2,586     2,586       Peabody Energy Corp.                      -      123,455     123,455
                                                                       ---------    ---------  ----------
                                                                               -      150,139     150,139
                                                                       ---------    ---------  ----------
                                     COMMERCIAL SERVICES: 1.0%
       -       3,280     3,280       Adesa, Inc.                               -       74,718      74,718
       -       2,380     2,380 @, L  Alliance Data Systems Corp.               -       89,774      89,774
       -       3,070     3,070 @, L  Career Education Corp.                    -      106,437     106,437
       -      21,800    21,800       Cendant Corp.                             -      462,377     462,377
       -         799       799       Chemed Corp.                              -       33,782      33,782
       -         505       505 @     Consolidated Graphics, Inc.               -       21,377      21,377
       -       3,225     3,225       Equifax, Inc.                             -      111,875     111,875
       -         755       755 @, L  Heidrick & Struggles Intl., Inc.          -       18,958      18,958
       -       1,710     1,710 @, L  ITT Educational Services, Inc.            -       77,617      77,617
       -       1,950     1,950 @, L  Korn/Ferry Intl.                          -       30,927      30,927

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                  AND       BALANCED    PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
       -       1,540     1,540 @, L  Labor Ready, Inc.                                  -      31,786      31,786
       -         910       910       Manpower, Inc.                                     -      36,245      36,245
       -       8,100     8,100       McKesson Corp.                                     -     326,187     326,187
       -      10,100    10,100       Paychex, Inc.                                      -     291,688     291,688
       -       1,110     1,110 @, L  Pharmaceutical Product Development, Inc.           -      53,702      53,702
       -         585       585 L     Pre-Paid Legal Services, Inc.                      -      22,037      22,037
       -       2,580     2,580       Rollins, Inc.                                      -      52,632      52,632
       -       2,522     2,522 @, L  Sotheby's Holdings, Inc.                           -      35,384      35,384
       -         390       390 @, L  Vertrue, Inc.                                      -      14,742      14,742
                                                                                ---------   ---------  ----------
                                                                                        -   1,892,245   1,892,245
                                                                                ---------   ---------  ----------
                                     COMPUTERS: 3.3%
       -       1,190     1,190 L     Agilysys, Inc.                                     -      18,302      18,302
       -      13,600    13,600 @     Apple Computer, Inc.                               -     540,056     540,056
       -         675       675 @, L  CACI Intl., Inc.                                   -      43,511      43,511
       -       8,357     8,357 @, L  Cadence Design Systems, Inc.                       -     116,747     116,747
       -         761       761 @     Carreker Corp.                                     -       3,995       3,995
       -         500       500 @     Catapult Communications Corp.                      -       7,035       7,035
       -       1,475     1,475 @     Cognizant Technology Solutions Corp.               -      70,800      70,800
       -       5,300     5,300 @     Computer Sciences Corp.                            -     245,443     245,443
  11,635      27,225    38,860 @     Dell, Inc.                                   464,120   1,086,005   1,550,125
       -         810       810       Diebold, Inc.                                      -      40,549      40,549
  38,470      40,300    78,770 @     EMC Corp.                                    540,888     566,618   1,107,506
       -         340       340       Factset Research Systems, Inc.                     -      10,883      10,883
       -      16,250    16,250       Hewlett-Packard Co.                                -     365,788     365,788
   8,175       9,125    17,300       International Business Machines Corp.        617,622     689,394   1,307,016
       -         275       275 @     Kronos, Inc.                                       -      12,419      12,419
       -         850       850 @, L  Mercury Computer Systems, Inc.                     -      24,565      24,565
       -         940       940 @     Micros Systems, Inc.                               -      42,281      42,281
       -         800       800       MTS Systems Corp.                                  -      25,528      25,528
       -       9,950     9,950 @, L  Network Appliance, Inc.                            -     286,162     286,162
       -       1,083     1,083 @     NYFIX, Inc.                                        -       5,469       5,469
       -       2,070     2,070 @, L  SanDisk Corp.                                      -      54,006      54,006
       -       3,690     3,690 @     Storage Technology Corp.                           -     119,113     119,113
       -      88,600    88,600 @     Sun Microsystems, Inc.                             -     337,566     337,566
       -       5,360     5,360 @, L  Synopsys, Inc.                                     -      96,855      96,855
       -         905       905       Talx Corp.                                         -      25,268      25,268
                                                                                ---------   ---------  ----------
                                                                                1,622,630   4,834,358   6,456,988
                                                                                ---------   ---------  ----------
                                     COSMETICS/PERSONAL CARE: 0.7%
   8,805      14,275    23,080 L     Procter & Gamble Co.                         485,596     787,266   1,272,862
                                                                                ---------   ---------  ----------
                                                                                  485,596     787,266   1,272,862
                                                                                ---------   ---------  ----------
                                     DISTRIBUTION/WHOLESALE: 0.0%
       -         870       870       CDW Corp.                                          -      50,616      50,616
       -         575       575       Hughes Supply, Inc.                                -      14,950      14,950
       -         455       455       SCP Pool Corp.                                     -      16,298      16,298
       -         290       290 @, L  United Stationers, Inc.                            -      14,219      14,219
                                                                                ---------   ---------  ----------
                                                                                        -      96,083      96,083
                                                                                ---------   ---------  ----------
                                     DIVERSIFIED FINANCIAL SERVICES: 3.0%
       -       2,560     2,560       AG Edwards, Inc.                                   -     105,754     105,754
       -       6,675     6,675       American Express Co.                               -     359,449     359,449
       -       4,864     4,864 @, L  AmeriCredit Corp.                                  -     120,968     120,968
       -       6,200     6,200 L     CIT Group, Inc.                                    -     263,004     263,004
  23,485           -    23,485       Citigroup, Inc.                            1,106,378           -   1,106,378
       -       5,525     5,525       Fannie Mae                                         -     327,301     327,301
   9,050           -     9,050 S     Goldman Sachs Group, Inc.                    882,375           -     882,375
       -       1,212     1,212       Legg Mason, Inc.                                   -      99,602      99,602
   8,950       5,300    14,250       Lehman Brothers Holdings, Inc.               825,190     488,659   1,313,849
       -       5,325     5,325       Merrill Lynch & Co., Inc.                          -     288,935     288,935
       -      15,650    15,650       Morgan Stanley                                     -     766,223     766,223

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
   1,209           -     1,209 @, I, X  North Atlantic Trading Co., Inc.                    1          -           1
       -       7,375     7,375 @, L     Providian Financial Corp.                           -    131,423     131,423
                                                                                   ----------  ---------  ----------
                                                                                    2,813,944  2,951,318   5,765,262
                                                                                   ----------  ---------  ----------
                                        ELECTRIC: 1.2%
       -       7,700     7,700 @, L     CMS Energy Corp.                                    -    101,871     101,871
  11,635           -    11,635          Consolidated Edison, Inc.                     529,509          -     529,509
       -       2,400     2,400          Dominion Resources, Inc.                            -    168,744     168,744
       -       6,675     6,675 L        Duke Energy Corp.                                   -    183,429     183,429
       -       4,725     4,725          Exelon Corp.                                        -    221,366     221,366
       -       2,790     2,790          Pepco Holdings, Inc.                                -     62,887      62,887
       -       3,660     3,660 L        PNM Resources, Inc.                                 -    106,652     106,652
       -       1,720     1,720          SCANA Corp.                                         -     72,464      72,464
       -       5,100     5,100 L        Southern Co.                                        -    173,145     173,145
       -       6,300     6,300          TXU Corp.                                           -    505,763     505,763
       -       1,770     1,770          Wisconsin Energy Corp.                              -     64,251      64,251
       -       2,020     2,020          WPS Resources Corp.                                 -    111,363     111,363
                                                                                   ----------  ---------  ----------
                                                                                      529,509  1,771,935   2,301,444
                                                                                   ----------  ---------  ----------
                                        ELECTRICAL COMPONENTS AND EQUIPMENT: 0.1%
       -       2,290     2,290          Ametek, Inc.                                        -     87,547      87,547
       -       1,822     1,822 @        Energizer Holdings, Inc.                            -    114,567     114,567
                                                                                   ----------  ---------  ----------
                                                                                            -    202,114     202,114
                                                                                   ----------  ---------  ----------
                                        ELECTRONICS: 0.3%
       -       1,001     1,001          Amphenol Corp.                                      -     42,432      42,432
       -         545       545 L        Analogic Corp.                                      -     23,157      23,157
       -         500       500 L        Bel Fuse, Inc.                                      -     14,950      14,950
       -         370       370 @, L     Benchmark Electronics, Inc.                         -     11,718      11,718
       -       1,205     1,205 L        Brady Corp.                                         -     36,837      36,837
       -         925       925 @        Coherent, Inc.                                      -     30,368      30,368
       -         635       635 @        Dionex Corp.                                        -     28,480      28,480
       -       1,205     1,205 @        Electro Scientific Industries, Inc.                 -     21,618      21,618
       -         605       605 @, L     Flir Systems, Inc.                                  -     16,214      16,214
       -         220       220 @        Meade Instruments Corp.                             -        607         607
       -         795       795          Park Electrochemical Corp.                          -     18,444      18,444
   4,725           -     4,725          Parker Hannifin Corp.                         285,059          -     285,059
       -       1,335     1,335 @        Paxar Corp.                                         -     23,523      23,523
       -         435       435 @, L     Trimble Navigation Ltd.                             -     17,274      17,274
       -       1,950     1,950 @, L     Varian, Inc.                                        -     72,539      72,539
                                                                                   ----------  ---------  ----------
                                                                                      285,059    358,161     643,220
                                                                                   ----------  ---------  ----------
                                        ENERGY-ALTERNATE SOURCES: 0.0%
       -         345       345 @, L     Headwaters, Inc.                                    -     11,413      11,413
                                                                                   ----------  ---------  ----------
                                                                                            -     11,413      11,413
                                                                                   ----------  ---------  ----------
                                        ENGINEERING AND CONSTRUCTION: 0.0%
       -         650       650 @, L     Shaw Group, Inc.                                    -     13,098      13,098
                                                                                   ----------  ---------  ----------
                                                                                            -     13,098      13,098
                                                                                   ----------  ---------  ----------
                                        ENTERTAINMENT: 0.1%
       -         740       740 @        Argosy Gaming Co.                                   -     34,314      34,314
       -       1,680     1,680          International Speedway Corp.                        -     91,829      91,829
                                                                                   ----------  ---------  ----------
                                                                                            -    126,143     126,143
                                                                                   ----------  ---------  ----------
                                        ENVIRONMENTAL CONTROL: 0.0%
       -       1,545     1,545          Republic Services, Inc.                             -     54,816      54,816
       -         435       435 @, L     Waste Connections, Inc.                             -     16,130      16,130
                                                                                   ----------  ---------  ----------
                                                                                            -     70,946      70,946
                                                                                   ----------  ---------  ----------
                                        FOOD: 0.4%
       -         755       755          Corn Products Intl., Inc.                           -     16,678      16,678
       -       2,911     2,911 L        Hormel Foods Corp.                                  -     86,224      86,224
       -         379       379          J&J Snack Foods Corp.                               -     18,707      18,707
       -         990       990 @        Ralcorp Holdings, Inc.                              -     37,759      37,759
       -       3,807     3,807          SUPERVALU, Inc.                                     -    124,717     124,717

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
     -         680       680 L       Whole Foods Market, Inc.                            -     80,906       80,906
     -       5,100     5,100         Wm. Wrigley Jr. Co.                                 -    348,178      348,178
                                                                                 ---------  ---------    ---------
                                                                                         -    713,169      713,169
                                                                                 ---------  ---------    ---------
                                     FOREST PRODUCTS AND PAPER: 0.0%
     -       1,042     1,042 @       Caraustar Industries, Inc.                          -     10,941       10,941
     -       1,884     1,884         Wausau-Mosinee Paper Corp.                          -     23,550       23,550
                                                                                 ---------  ---------    ---------
                                                                                         -     34,491       34,491
                                                                                 ---------  ---------    ---------
                                     GAS: 0.3%
     -         540       540         Energen Corp.                                       -     35,197       35,197
     -       8,450     8,450 L       Sempra Energy                                       -    335,212      335,212
     -       1,420     1,420 @, L    Southern Union Co.                                  -     34,747       34,747
     -       3,470     3,470         UGI Corp.                                           -     91,990       91,990
                                                                                 ---------  ---------    ---------
                                                                                         -    497,146      497,146
                                                                                 ---------  ---------    ---------
                                     HAND/MACHINE TOOLS: 0.1%
     -       2,200     2,200         Black & Decker Corp.                                -    192,104      192,104
     -       2,200     2,200         The Stanley Works                                   -     98,142       98,142
                                                                                 ---------  ---------    ---------
                                                                                         -    290,246      290,246
                                                                                 ---------  ---------    ---------
                                     HEALTHCARE-PRODUCTS: 2.2%
13,550           -    13,550         Baxter Intl., Inc.                            499,995          -      499,995
     -       6,600     6,600         Becton Dickinson & Co.                              -    379,170      379,170
     -         380       380         Cooper Cos., Inc.                                   -     25,099       25,099
     -       2,290     2,290 L       Dentsply Intl., Inc.                                -    130,645      130,645
     -       6,200     6,200         Guidant Corp.                                       -    458,118      458,118
     -         740       740 @, L    Haemonetics Corp.                                   -     30,118       30,118
     -       1,944     1,944         Hillenbrand Industries, Inc.                        -     98,094       98,094
     -         275       275 @, L    Idexx Laboratories, Inc.                            -     15,876       15,876
     -       1,185     1,185 @, L    Immucor, Inc.                                       -     39,698       39,698
10,375      17,000    27,375         Johnson & Johnson                             696,162  1,140,699    1,836,861
     -       6,900     6,900         Medtronic, Inc.                                     -    370,875      370,875
     -       1,550     1,550 @, L    Patterson Cos., Inc.                                -     70,355       70,355
     -         300       300 @, L    Resmed, Inc.                                        -     18,741       18,741
     -         735       735 @       Respironics, Inc.                                   -     49,127       49,127
     -         418       418         Vital Signs, Inc.                                   -     17,627       17,627
 4,391           -     4,391 @       Zimmer Holdings, Inc.                         336,263          -      336,263
                                                                                 ---------  ---------    ---------
                                                                                 1,532,420  2,844,242    4,376,662
                                                                                 ---------  ---------    ---------
                                     HEALTHCARE-SERVICES: 1.6%
     -       6,050     6,050         Aetna, Inc.                                         -    471,961      471,961
     -       1,185     1,185 @, L    AMERIGROUP Corp.                                    -     46,499       46,499
     -       1,155     1,155 @, L    Centene Corp.                                       -     37,133       37,133
     -       2,260     2,260 @       Covance, Inc.                                       -     98,672       98,672
     -       2,550     2,550 @       Coventry Health Care, Inc.                          -    177,531      177,531
     -       4,325     4,325 @       Humana, Inc.                                        -    157,257      157,257
     -       2,940     2,940 @, L    Lincare Holdings, Inc.                              -    129,242      129,242
     -       1,030     1,030 @       Pacificare Health Systems, Inc.                     -     64,715       64,715
     -         560       560 @, L    Pediatrix Medical Group, Inc.                       -     41,233       41,233
     -         670       670 @, L    RehabCare Group, Inc.                               -     18,619       18,619
     -         620       620 @, L    Sierra Health Services, Inc.                        -     40,963       40,963
     -      16,550    16,550         UnitedHealth Group, Inc.                            -    804,000      804,000
 2,806       4,750     7,556 @       WellPoint, Inc.                               373,198    631,750    1,004,948
                                                                                 ---------  ---------    ---------
                                                                                   373,198  2,719,575    3,092,773
                                                                                 ---------  ---------    ---------
                                     HOME BUILDERS: 0.2%
     -       1,690     1,690 L       Lennar Corp.                                        -     98,037       98,037
     -         335       335 L       M.D.C. Holdings, Inc.                               -     24,190       24,190
     -         200       200 @, L    Meritage Homes Corp.                                -     14,544       14,544
     -          95        95 @, L    NVR, Inc.                                           -     72,105       72,105
     -         290       290 L       Standard-Pacific Corp.                              -     23,235       23,235
     -         700       700 @, L    Toll Brothers, Inc.                                 -     64,813       64,813
                                                                                 ---------  ---------    ---------
                                                                                         -    296,924      296,924
                                                                                 ---------  ---------    ---------

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
                                           HOME FURNISHINGS: 0.1%
     -       1,570     1,570 L             Fedders Corp.                                -       3,485       3,485
     -       1,820     1,820               Harman Intl. Industries, Inc.                -     150,806     150,806
                                                                                 --------   ---------   ---------
                                                                                        -     154,291     154,291
                                                                                 --------   ---------   ---------
                                           HOUSEHOLD PRODUCTS/WARES: 0.2%
     -       3,240     3,240 L             American Greetings Corp.                     -      84,175      84,175
     -       2,195     2,195               Church & Dwight, Inc.                        -      79,371      79,371
     -       4,400     4,400               Clorox Co.                                   -     257,005     257,005
     -         455       455 @, L          Spectrum Brands, Inc.                        -      16,821      16,821
                                                                                 --------   ---------   ---------
                                                                                        -     437,372     437,372
                                                                                 --------   ---------   ---------
                                           HOUSEWARES: 0.0%
     -       1,000     1,000               Toro Co.                                     -      43,050      43,050
                                                                                        -      43,050      43,050
                                           INSURANCE: 3.5%
     -      11,100    11,100               Allstate Corp.                               -     646,019     646,019
     -       2,585     2,585 L             American Financial Group, Inc.               -      83,806      83,806
13,605      15,250    28,855               American Intl. Group, Inc.             755,758     847,137   1,602,895
     -       1,740     1,740 L             AmerUs Group Co.                             -      82,807      82,807
     -       4,950     4,950 L             Chubb Corp.                                  -     416,939     416,939
     -       3,500     3,500               CIGNA Corp.                                  -     340,375     340,375
     -         825       825               Delphi Financial Group, Inc.                 -      34,980      34,980
     -         615       615 @@            Everest Re Group Ltd.                        -      55,036      55,036
     -       1,921     1,921               Fidelity National Financial, Inc.            -      69,137      69,137
     -       2,564     2,564 L             HCC Insurance Holdings, Inc.                 -     100,534     100,534
     -       2,462     2,462               Horace Mann Educators Corp.                  -      44,808      44,808
     -         757       757 L             Infinity Property & Casualty Corp.           -      24,224      24,224
     -         585       585               Landamerica Financial Group, Inc.            -      32,877      32,877
     -       4,597     4,597               Loews Corp.                                  -     346,154     346,154
     -      13,400    13,400 L             MetLife, Inc.                                -     597,640     597,640
     -       2,900     2,900               MGIC Investment Corp.                        -     177,886     177,886
     -       2,980     2,980               Ohio Casualty Corp.                          -      71,222      71,222
     -       2,030     2,030               Old Republic Intl. Corp.                     -      50,466      50,466
     -         505       505 @, L          Philadelphia Consolidated
                                           Holding Co.                                  -      41,647      41,647
     -       1,125     1,125               Presidential Life Corp.                      -      17,044      17,044
     -         840       840 @, L          ProAssurance Corp.                           -      32,861      32,861
     -       4,500     4,500               Progressive Corp.                            -     432,315     432,315
     -       9,400     9,400               Prudential Financial, Inc.                   -     595,114     595,114
     -       2,760     2,760               Radian Group, Inc.                           -     126,629     126,629
     -         688       688               RLI Corp.                                    -      30,093      30,093
     -       3,450     3,450               Safeco Corp.                                 -     185,645     185,645
     -         750       750 L             Selective Insurance Group, Inc.              -      36,098      36,098
     -       1,160     1,160               Stancorp Financial Group, Inc.               -      86,826      86,826
     -         660       660               Stewart Information Services Corp.           -      25,905      25,905
     -       1,275     1,275 L             UICI                                         -      32,066      32,066
     -       3,600     3,600               W.R. Berkley Corp.                           -     127,656     127,656
     -       4,000     4,000 @@            XL Capital Ltd.                              -     301,120     301,120
     -         545       545 L             Zenith National Insurance Corp.              -      34,526      34,526
                                                                                 --------   ---------   ---------
                                                                                  755,758   6,127,592   6,883,350
                                                                                 --------   ---------   ---------
                                           INTERNET: 0.6%
     -       6,800     6,800 @, L          eBay, Inc.                                   -     258,468     258,468
     -       5,210     5,210 @, L          McAfee, Inc.                                 -     149,423     149,423
     -       1,870     1,870 @, L          Napster, Inc.                                -       7,929       7,929
     -      18,400    18,400 @, L          Symantec Corp.                               -     416,024     416,024
     -         210       210 @, L          Websense, Inc.                               -      11,279      11,279
     -       7,075     7,075 @             Yahoo!, Inc.                                 -     263,190     263,190
                                                                                 --------   ---------   ---------
                                                                                        -   1,106,313   1,106,313
                                                                                 --------   ---------   ---------
                                           IRON/STEEL: 0.1%
     -         210       210               Carpenter Technology Corp.                   -      11,340      11,340

                          ING                                                                                ING
                       BALANCED                                                                           BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING          FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED     PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND       (UNAUDITED)
----------  --------  -----------                                               ----------  ---------    -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ------------------------------------
     -       2,900     2,900 L             United States Steel Corp.                     -      115,333     115,333
                                                                                 ---------    ---------   ---------
                                                                                         -      126,673     126,673
                                                                                 ---------    ---------   ---------
                                           INVESTMENT COMPANIES: 0.4%
13,000           -    13,000               iShares Goldman Sachs
                                           Semiconductor Index Fund                695,630            -     695,630
                                                                                 ---------    ---------   ---------
                                                                                   695,630            -     695,630
                                                                                 ---------    ---------   ---------
                                           LEISURE TIME: 0.4%
     -         695       695               Arctic Cat, Inc.                              -       15,012      15,012
10,800       3,300    14,100 L             Carnival Corp.                          571,320      174,570     745,890
     -         870       870 L             Polaris Industries, Inc.                      -       45,649      45,649
                                                                                 ---------    ---------   ---------
                                                                                   571,320      235,231     806,551
                                                                                 ---------    ---------   ---------
                                           LODGING: 0.7%
     -       2,090     2,090               Boyd Gaming Corp.                             -      110,477     110,477
     -       3,620     3,620 @             Caesars Entertainment, Inc.                   -       78,011      78,011
     -       1,170     1,170               Marcus Corp.                                  -       25,775      25,775
 8,830       5,150    13,980               Marriott Intl., Inc.                    596,378      347,832     944,210
 5,135           -     5,135               Starwood Hotels & Resorts
                                           Worldwide, Inc.                         287,406            -     287,406
                                                                                 ---------    ---------   ---------
                                                                                   883,784      562,095   1,445,879
                                                                                 ---------    ---------   ---------
                                           MACHINERY-DIVERSIFIED: 0.3%
     -       3,799     3,799 @,         L  AGCO Corp.                                    -       69,750      69,750
     -         935       935               Applied Industrial
                                           Technologies, Inc.                            -       28,461      28,461
     -       1,250     1,250 L             Cummins, Inc.                                 -       84,938      84,938
     -         900       900 @,         L  Gerber Scientific, Inc.                       -        6,642       6,642
     -         435       435 L             IDEX Corp.                                    -       16,708      16,708
     -       4,900     4,900               Rockwell Automation, Inc.                     -      251,713     251,713
     -       1,037     1,037 L             Stewart & Stevenson Services,
                                           Inc.                                          -       24,774      24,774
     -         607       607               Thomas Industries, Inc.                       -       24,201      24,201
                                                                                 ---------    ---------   ---------
                                                                                         -      507,187     507,187
                                                                                 ---------    ---------   ---------
                                           MEDIA: 1.4%
12,800           -    12,800 @             Cablevision Systems Corp.               327,424            -     327,424
     -      12,650    12,650 @             Comcast Corp.                                 -      407,330     407,330
     -       8,800     8,800               McGraw-Hill Cos., Inc.                        -      384,208     384,208
20,000      26,350    46,350 @             Time Warner, Inc.                       348,000      458,490     806,490
     -       9,800     9,800 S             Viacom, Inc.                                  -      336,042     336,042
     -      11,700    11,700               Walt Disney Co.                               -      321,048     321,048
     -         105       105               Washington Post Co.                           -       87,150      87,150
                                                                                 ---------    ---------   ---------
                                                                                   675,424    1,994,268   2,669,692
                                                                                 ---------    ---------   ---------
                                           METAL FABRICATE/HARDWARE: 0.1%
     -         510       510 L             Commercial Metals Co.                         -       13,342      13,342
     -         310       310               Lawson Products, Inc.                         -       13,268      13,268
     -       1,660     1,660               Precision Castparts Corp.                     -      129,032     129,032
     -         669       669               Quanex Corp.                                  -       34,714      34,714
     -         800       800 L             Timken Co.                                    -       18,800      18,800
                                                                                 ---------    ---------   ---------
                                                                                         -      209,156     209,156
                                                                                 ---------    ---------   ---------
                                           MINING: 0.3%
13,945           -    13,945               Alcoa, Inc.                             377,910            -     377,910
     -       2,650     2,650 L             Phelps Dodge Corp.                            -      231,610     231,610
                                                                                 ---------    ---------   ---------
                                                                                   377,910      231,610     609,520
                                                                                 ---------    ---------   ---------
                                           MISCELLANEOUS MANUFACTURING:
                                           3.8%
 9,855       4,400    14,255               3M Co.                                  755,385      337,260   1,092,645
     -         860       860 L             AptarGroup, Inc.                              -       43,000      43,000
     -         445       445               Clarcor, Inc.                                 -       12,500      12,500
 6,500       7,000    13,500               Danaher Corp.                           358,345      385,910     744,255
     -       2,660     2,660               Donaldson Co., Inc.                           -       85,386      85,386
38,995      59,850    98,845               General Electric Co.                  1,422,537    2,183,328   3,605,865
     -      14,700    14,700               Honeywell Intl., Inc.                         -      532,581     532,581
     -       1,369     1,369               Lancaster Colony Corp.                        -       60,154      60,154
     -       1,035     1,035 L             Pentair, Inc.                                 -       46,068      46,068
     -         350       350 L             Roper Industries, Inc.                        -       24,465      24,465

                          ING                                                                                 ING
                       BALANCED                                                                            BALANCED
ING EQUITY    ING        FUND                                                      ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                      AND      BALANCED    PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                  BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                  ----------  ---------  -----------
                                    Shares                                                        Value
-----------------------------------------------------------------------------      ----------------------------------
     -       3,800     3,800               Textron, Inc.                                    -    293,702    293,702
20,420      11,500    31,920@@, L          Tyco Intl., Ltd.                           590,751    332,695    923,446
                                                                                    ---------  ---------  ---------
                                                                                    3,127,018  4,337,049  7,464,067
                                                                                    ---------  ---------  ---------
                                           OFFICE FURNISHINGS: 0.0%
     -       1,729     1,729               HNI Corp.                                        -     89,199     89,199
                                                                                    ---------  ---------  ---------
                                                                                            -     89,199     89,199
                                                                                    ---------  ---------  ---------
                                           OIL AND GAS: 4.9%
     -       2,000     2,000L              Amerada Hess Corp.                               -    185,700    185,700
     -       7,625     7,625               Burlington Resources, Inc.                       -    386,435    386,435
11,005      20,550    31,555               ChevronTexaco Corp.                        591,849  1,105,179  1,697,028
     -       1,065     1,065@, L           Cimarex Energy Co.                               -     40,076     40,076
     -       3,375     3,375               ConocoPhillips                                   -    363,960    363,960
     -       9,100     9,100               Devon Energy Corp.                               -    417,690    417,690
20,125      46,025    66,150               Exxon Mobil Corp.                        1,131,025  2,586,605  3,717,630
     -       2,094     2,094@, L           Forest Oil Corp.                                 -     83,257     83,257
     -         765       765L              Frontier Oil Corp.                               -     37,416     37,416
     -       2,040     2,040L              Helmerich & Payne, Inc.                          -     84,599     84,599
     -       6,900     6,900               Marathon Oil Corp.                               -    334,581    334,581
     -       1,995     1,995               Murphy Oil Corp.                                 -    195,011    195,011
10,325           -    10,325@, @        @  Nabors Industries, Ltd.                    569,011          -    569,011
     -       3,380     3,380@, L           Newfield Exploration Co.                         -    129,961    129,961
     -       1,740     1,740L              Noble Energy, Inc.                               -    129,404    129,404
     -         650       650@, L           Petroleum Development Corp.                      -     16,985     16,985
     -       2,136     2,136               Pogo Producing Co.                               -    105,604    105,604
     -         865       865@, L           Remington Oil & Gas Corp.                        -     26,815     26,815
     -         300       300@              Southwestern Energy Co.                          -     20,940     20,940
     -         710       710@, L           Stone Energy Corp.                               -     30,551     30,551
     -       1,625     1,625L              Sunoco, Inc.                                     -    166,676    166,676
     -         980       980@, L           Swift Energy Co.                                 -     33,467     33,467
     -       6,100     6,100L              Unocal Corp.                                     -    347,639    347,639
     -       5,350     5,350L              Valero Energy Corp.                              -    367,117    367,117
     -         520       520               Vintage Petroleum, Inc.                          -     14,362     14,362
                                                                                    ---------  ---------  ---------
                                                                                    2,291,885  7,210,030  9,501,915
                                                                                    ---------  ---------  ---------
                                           OIL AND GAS SERVICES: 0.5%
17,010           -    17,010               Baker Hughes, Inc.                         785,692          -    785,692
     -         323       323@, L           Cal Dive Intl., Inc.                             -     14,664     14,664
     -         816       816@, L           Lone Star Technologies, Inc.                     -     33,823     33,823
     -       1,450     1,450@, L           Weatherford Intl. Ltd.                           -     76,227     76,227
                                                                                    ---------  ---------  ---------
                                                                                      785,692    124,714    910,406
                                                                                    ---------  ---------  ---------
                                           PHARMACEUTICALS: 3.6%
 6,185       8,800    14,985               Abbott Laboratories                        298,364    424,512    722,876
 4,415       3,700     8,115L              Allergan, Inc.                             341,324    286,047    627,371
     -       3,000     3,000L              AmerisourceBergen Corp.                          -    193,710    193,710
11,795       2,610    14,405@              Barr Pharmaceuticals, Inc.                 599,422    132,640    732,062
     -       8,700     8,700               Cardinal Health, Inc.                            -    503,991    503,991
     -      10,175    10,175@              Caremark Rx, Inc.                                -    454,416    454,416
 4,090           -     4,090               Eli Lilly & Co.                            238,447          -    238,447
     -       1,380     1,380L              Medicis Pharmaceutical Corp.                     -     38,888     38,888
13,835      12,025    25,860               Merck & Co., Inc.                          448,807    390,091    838,898
     -         685       685               Natures Sunshine Prods, Inc.                     -     11,282     11,282
23,790      42,175    65,965               Pfizer, Inc.                               663,741  1,176,682  1,840,423
     -       1,160     1,160@, L           Sepracor, Inc.                                   -     70,482     70,482
20,620           -    20,620@@             Teva Pharmaceutical Industries
                                           Ltd. ADR                                   688,089          -    688,089
                                                                                    ---------  ---------  ---------
                                                                                    3,278,194  3,682,741  6,960,935
                                                                                    ---------  ---------  ---------
                                           PIPELINES: 0.1%
     -       4,123     4,123L              National Fuel Gas Co.                            -    115,444    115,444
     -       1,280     1,280               Questar Corp.                                    -     80,691     80,691
                                                                                    ---------  ---------  ---------
                                                                                            -    196,135    196,135
                                                                                    ---------  ---------  ---------

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
                                           REAL ESTATE INVESTMENT TRUSTS:
                                           0.0%
     -       1,180     1,180               Developers Diversified Realty
                                           Corp.                                            -     53,808     53,808
     -         200       200               Essex Property Trust, Inc.                       -     16,000     16,000
     -         435       435 L             New Century Financial Corp.                      -     22,163     22,163
                                                                                    ---------  ---------  ---------
                                                                                            -     91,971     91,971
                                                                                    ---------  ---------  ---------
                                           RETAIL: 4.8%
     -       2,475     2,475               Abercrombie & Fitch Co.                          -    141,892    141,892
     -       2,580     2,580 @, L          Aeropostale, Inc.                                -     70,305     70,305
     -       4,310     4,310 L             American Eagle Outfitters, Inc.                  -    121,973    121,973
     -       2,630     2,630 @             Barnes & Noble, Inc.                             -     99,546     99,546
 9,780       7,250    17,030               Best Buy Co., Inc.                         532,325    394,618    926,943
     -       3,225     3,225               Borders Group, Inc.                              -     81,560     81,560
     -       2,920     2,920 @, L          Brinker Intl., Inc.                              -    109,850    109,850
     -         855       855               Cato Corp.                                       -     24,675     24,675
     -         310       310 @, L          CEC Entertainment, Inc.                          -     12,571     12,571
     -       2,070     2,070 @, L          Chico's FAS, Inc.                                -     70,815     70,815
     -       3,925     3,925               Claire's Stores, Inc.                            -     92,552     92,552
 9,900           -     9,900               CVS Corp.                                  543,015          -    543,015
     -       3,850     3,850 L             Darden Restaurants, Inc.                         -    125,048    125,048
     -       2,000     2,000 L             Dillard's, Inc.                                  -     47,840     47,840
     -       4,800     4,800               Federated Department Stores,
                                           Inc.                                             -    323,760    323,760
     -       1,395     1,395 @             GameStop Corp.                                   -     37,442     37,442
     -      12,550    12,550               Home Depot, Inc.                                 -    493,842    493,842
     -       7,425     7,425               J.C. Penney Co., Inc. Holding
                                           Co.                                              -    369,468    369,468
     -         955       955 @, L          Jack In The Box, Inc.                            -     39,613     39,613
     -         890       890 @             Jo-Ann Stores, Inc.                              -     23,808     23,808
     -         783       783               Lone Star Steakhouse & Saloon,
                                           Inc.                                             -     23,654     23,654
     -       4,050     4,050 L             Lowe's Cos., Inc.                                -    231,701    231,701
     -       7,500     7,500               McDonald's Corp.                                 -    232,050    232,050
     -         880       880 @, L          Men's Wearhouse, Inc.                            -     45,206     45,206
     -       3,900     3,900 L             Michaels Stores, Inc.                            -    164,229    164,229
 8,600           -     8,600               Nordstrom, Inc.                            524,944          -    524,944
     -         260       260 @, L          Panera Bread Co.                                 -     16,432     16,432
     -       3,830     3,830 @, L          Payless ShoeSource, Inc.                         -     64,459     64,459
     -         220       220 @, L          P.F. Chang's China Bistro, Inc.                  -     13,039     13,039
     -       2,600     2,600 @, L          Sears Holdings Corp.                             -    381,420    381,420
     -         505       505 @             Sonic Corp.                                      -     17,170     17,170
     -      18,900    18,900               Staples, Inc.                                    -    406,917    406,917
     -       8,300     8,300 @             Starbucks Corp.                                  -    454,425    454,425
     -       1,290     1,290 @             Stein Mart, Inc.                                 -     31,037     31,037
 7,545       5,125    12,670               Target Corp.                               405,167    275,213    680,380
     -       1,155     1,155 @, L          Too, Inc.                                        -     22,961     22,961
13,205      19,375    32,580               Wal-Mart Stores, Inc.                      623,672    915,080  1,538,752
     -      15,650    15,650               Walgreen Co.                                     -    709,570    709,570
     -         470       470 @, L          Zale Corp.                                       -     14,655     14,655
                                                                                    ---------  ---------  ---------
                                                                                    2,629,123  6,700,396  9,329,519
                                                                                    ---------  ---------  ---------
                                           SAVINGS AND LOANS: 0.0%
     -         580       580 L             Downey Financial Corp.                           -     43,512     43,512
     -         535       535 @, L          FirstFed Financial Corp.                         -     28,986     28,986
                                                                                    ---------  ---------  ---------
                                                                                            -     72,498     72,498
                                                                                    ---------  ---------  ---------
                                           SEMICONDUCTORS: 1.4%
     -       1,040     1,040 @             DSP Group, Inc.                                  -     24,461     24,461
20,755      58,600    79,355               Intel Corp.                                558,932  1,578,097  2,137,029
     -       4,490     4,490 @, L          Lam Research Corp.                               -    137,753    137,753
     -       2,340     2,340               Microchip Technology, Inc.                       -     69,358     69,358
     -       2,200     2,200 @, L          QLogic Corp.                                     -     70,444     70,444
     -       9,050     9,050 L             Texas Instruments, Inc.                          -    250,142    250,142
     -         325       325 @, L          Varian Semiconductor Equipment
                                           Associates, Inc.                                 -     13,189     13,189

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
                                                                                    ---------  ---------  ---------
                                                                                      558,932  2,143,444  2,702,376
                                                                                    ---------  ---------  ---------
                                           SOFTWARE: 2.4%
     -      11,700    11,700 L             Adobe Systems, Inc.                              -    386,802    386,802
     -       1,799     1,799 @, L          Advent Software, Inc.                            -     36,088     36,088
     -         975       975 @             Ansys, Inc.                                      -     32,507     32,507
     -       6,600     6,600 @             Autodesk, Inc.                                   -    261,228    261,228
     -         270       270 @, L          Avid Technology, Inc.                            -     15,833     15,833
     -         270       270 @, L          Cerner Corp.                                     -     17,645     17,645
     -      10,750    10,750 @             Compuware Corp.                                  -     73,638     73,638
     -         955       955 @             Digi Intl., Inc.                                 -     11,202     11,202
     -       1,837     1,837 @, L          Dun & Bradstreet Corp.                           -    112,865    112,865
     -       1,485     1,485 @             eFunds Corp.                                     -     30,027     30,027
     -       2,715     2,715               Fair Isaac Corp.                                 -     92,989     92,989
     -       1,190     1,190 @, L          Filenet Corp.                                    -     33,153     33,153
     -         310       310 L             Global Payments, Inc.                            -     21,483     21,483
     -         350       350 @, L          Hyperion Solutions Corp.                         -     15,446     15,446
     -         965       965 L             Inter-Tel, Inc.                                  -     19,811     19,811
36,900      56,275    93,175 L             Microsoft Corp.                            952,020  1,451,894  2,403,914
     -      10,800    10,800 @, L          Novell, Inc.                                     -     63,180     63,180
     -      59,975    59,975 @             Oracle Corp.                                     -    768,879    768,879
     -       5,700     5,700 @             Parametric Technology Corp.                      -     34,314     34,314
     -       1,125     1,125 @             Phoenix Technologies Ltd.                        -      9,135      9,135
     -       1,115     1,115 @, L          Progress Software Corp.                          -     32,525     32,525
     -       4,020     4,020 @, L          Sybase, Inc.                                     -     82,008     82,008
     -       2,030     2,030 @, L          Transaction Systems Architects,
                                           Inc.                                             -     46,243     46,243
     -       4,400     4,400 @, L          Wind River Systems, Inc.                         -     72,116     72,116
                                                                                    ---------  ---------  ---------
                                                                                      952,020  3,721,011  4,673,031
                                                                                    ---------  ---------  ---------
                                           TELECOMMUNICATIONS: 2.5%
     -         310       310 @, L          Anixter Intl., Inc.                              -     11,721     11,721
     -      30,900    30,900               AT&T Corp.                                       -    580,611    580,611
     -       6,000     6,000               CenturyTel, Inc.                                 -    196,740    196,740
27,780      35,575    63,355 @             Cisco Systems, Inc.                        538,376    689,443  1,227,819
     -         295       295 @             Commonwealth Telephone
                                           Enterprises, Inc.                                -     15,414     15,414
     -       2,930     2,930 @, L          CommScope, Inc.                                  -     49,576     49,576
     -       1,600     1,600               Harris Corp.                                     -     45,984     45,984
     -      37,750    37,750               Motorola, Inc.                                   -    655,718    655,718
10,375       8,800    19,175               QUALCOMM, Inc.                             386,573    327,888    714,461
17,190           -    17,190               SBC Communications, Inc.                   401,902          -    401,902
     -       3,750     3,750               Scientific-Atlanta, Inc.                         -    124,875    124,875
     -       1,956     1,956 @             Symmetricom, Inc.                                -     22,064     22,064
     -         760       760               Telephone & Data Systems, Inc.                   -     29,450     29,450
     -         760       760 @             Telephone & Data Systems, Inc.
                                           - Special Shares                                 -     28,880     28,880
     -      24,500    24,500               Verizon Communications, Inc.                     -    866,809    866,809
                                                                                    ---------  ---------  ---------
                                                                                    1,326,851  3,645,173  4,972,024
                                                                                    ---------  ---------  ---------
                                           TOYS/GAMES/HOBBIES: 0.0%
     -         595       595 @             Department 56, Inc.                              -      6,640      6,640
     -       1,095     1,095 @, L          JAKKS Pacific, Inc.                              -     22,634     22,634
                                                                                    ---------  ---------  ---------
                                                                                            -     29,274     29,274
                                                                                    ---------  ---------  ---------
                                           TRANSPORTATION: 0.6%
     -         821       821 L             Arkansas Best Corp.                              -     26,871     26,871
     -         930       930               C. H. Robinson Worldwide, Inc.                   -     53,168     53,168
     -       1,800     1,800               CNF, Inc.                                        -     80,190     80,190
     -       6,200     6,200 L             CSX Corp.                                        -    257,796    257,796
     -       1,782     1,782               Heartland Express, Inc.                          -     35,729     35,729
     -         200       200 @, L          Kansas City Southern                             -      3,998      3,998
     -         510       510 @             Landstar System, Inc.                            -     17,207     17,207
     -         875       875 @             Offshore Logistics, Inc.                         -     27,405     27,405
     -       1,395     1,395 L             Overseas Shipholding Group, Inc.                 -     85,235     85,235

                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                                Shares                                                        Value
-----------------------------------------------------------------------------   ----------------------------------
    -        2,880    2,880 @, L               Swift Transportation Co.,
                                               Inc.                                          -     70,704      70,704
    -        6,400    6,400 L                  United Parcel Service, Inc.                   -    471,361     471,361
    -        1,680    1,680 @, L               Yellow Roadway Corp.                          -     88,670      88,670
                                                                                    ---------- ---------- -----------
                                                                                             -  1,218,334   1,218,334
                                                                                    ---------- ---------- -----------
                                               TRUCKING AND LEASING: 0.0%
    -        2,000    2,000                    GATX Corp.                                    -     66,740      66,740
                                                                                    ---------- ---------- -----------
                                                                                             -     66,740      66,740
                                                                                    ---------- ---------- -----------
             Total Common Stock

                                               (Cost $29,071,954,
                                               $66,901,304 and                      ---------- ---------- -----------
                                               $95,973,258)                         32,330,039 79,219,685 111,549,724
                                                                                    ---------- ---------- -----------
PREFERRED STOCK: 0.5%
                                               BANKS: 0.2%
   12           22       34 @, #, C            DG Funding Trust                        130,462    239,181     369,643
                                                                                    ---------- ---------- -----------
                                                                                       130,462    239,181     369,643
                                                                                    ---------- ---------- -----------
                                               DIVERSIFIED FINANCIAL
                                               SERVICES: 0.1%
1,575        3,050    4,625 @, C               National Rural Utilities
                                               Cooperative Finance Corp.                37,958     73,505     111,463
                                                                                    ---------- ---------- -----------
                                                                                        37,958     73,505     111,463
                                                                                    ---------- ---------- -----------
                                               ELECTRIC: 0.0%
1,025        1,925    2,950 @, S               TECO Energy, Inc.                        26,081     48,982      75,063
                                                                                    ---------- ---------- -----------
                                                                                        26,081     48,982      75,063
                                                                                    ---------- ---------- -----------
                                               INSURANCE: 0.2%
4,560         9,600   14,160 @, @@, C          Aegon NV                                115,853    243,901     359,754
                                                                                    ---------- ---------- -----------
                                                                                       115,853    243,901     359,754
                                                                                    ---------- ---------- -----------
             Total Preferred Stock

                                               (Cost $309,828, $604,266             ---------- ---------- -----------
                                               and $914,094)                           310,354    605,569     915,923
                                                                                    ---------- ---------- -----------
WARRANTS: 0.0%
                                               BUILDING MATERIALS: 0.0%
  400            -    400 @, #, I,             Dayton Superior Corp.,
                                               expires 06/15/09                              4          -           4
                                                                                    ---------- ---------- -----------
                                                                                             4          -           4
                                                                                    ---------- ---------- -----------
                                               DISTRIBUTION/WHOLESALE:
                                               0.0%
    -          193    193 X                    Timco Aviation Services                       -          -           -
                                                                                    ---------- ---------- -----------
                                                                                             -          -           -
                                                                                    ---------- ---------- -----------
                                               TELECOMMUNICATIONS: 0.0%
  500            -    500 @, I, X              Iridium World
                                               Communications, Inc.,
                                               expires 07/15/05                              -          -           -
                                                                                    ---------- ---------- -----------
                                                                                             -          -           -
                                                                                    ---------- ---------- -----------
             Total Warrants

                                               (Cost $57,953, $- and                ---------- ---------- -----------
                                               $57,953)                                      4          -           4
                                                                                    ---------- ---------- -----------



                          ING                                                                              ING
                       BALANCED                                                                         BALANCED
ING EQUITY    ING        FUND                                                   ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                   AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                               BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                               ----------  ---------  -----------
                               Principal Amount                                                   Value
-----------------------------------------------------------------------------      ----------------------------------
CORPORATE BONDS/NOTES: 8.9%
                                             AUTO MANUFACTURERS: 0.2%
54,000      117,000   171,000                Ford Motor Co., 6.625%, due
                                             10/01/28                               42,767      92,661    135,428
 5,000        9,000    14,000 S, L           Ford Motor Co., 7.450%, due
                                             07/16/31                                4,192       7,546     11,738
27,000       56,000    83,000 C              General Motors Corp., 7.400%,
                                             due 09/01/25                           19,547      40,542     60,089
40,000       85,000   125,000 C              General Motors Corp., 8.250%,
                                             due 07/15/23                           30,484      64,777     95,261
21,000       46,000    67,000 C, L           General Motors Corp., 8.375%,
                                             due 07/15/33                           16,123      35,318     51,441
                                                                                   -------     -------    -------
                                                                                   113,113     240,844    353,957
                                                                                   -------     -------    -------
                                             BANKS: 2.3%
50,000      100,000   150,000 @@, C, L       Australia & New Zealand Banking
                                             Group Ltd., 3.556%, due 10/29/49       42,848      85,696    128,544
62,000      125,000   187,000 @@, S, L       Banco Santander Chile SA, 7.375%
                                             due 07/18/12                           71,026     143,198    214,224
48,000       89,000   137,000 @@, #, S       Banco Santander Chile/Pre-merger
                                             with Banco Santiago SA, 3.310%,
                                             due 12/09/09                           48,114      89,212    137,326
40,000       80,000   120,000 @@, C          Bank of Ireland, 3.260%, due
                                             12/29/49                               35,021      70,042    105,063
40,000       90,000   130,000 @@, C          Bank of Nova Scotia, 2.318%, due
                                             08/31/85                               33,904      76,285    110,189
63,000      121,000   184,000 C, S           BankAmerica Capital II, 8.000%,
                                             due 12/15/26                           68,749     132,041    200,790

                          ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                  Value
-----------------------------------------------------------------------------                     ----------------------------------
 35,000  76,000   111,000 @@, #, C    Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/49     33,523      72,793    106,316
 43,000  79,000   122,000 @@, #, C, L Danske Bank A/S, 5.914%, due 12/29/49                          46,286      85,036    131,322
 50,000 100,000   150,000 @@, C       Den Norske Bank ASA, 3.250%, due 08/29/49                      41,750      83,500    125,250
 53,000  97,000   150,000 C, S        FBS Capital I, 8.090%, due 11/15/26                            58,657     107,353    166,010
 45,000  84,000   129,000 @@, #, S    First Citizens St. Lucia Ltd., 5.460%, due 02/01/12            45,614      85,146    130,760
 45,000  83,000   128,000 @@, #, C    HBOS Capital Funding LP, 6.071%, due 06/30/49                  48,408      89,286    137,694
150,000 270,000   420,000 @@, C       HSBC Bank PLC, 2.839%, due 06/29/49                           132,871     239,167    372,038
 80,000 150,000   230,000 @@, C       Lloyds TSB Bank PLC, 2.960%, due 06/29/49                      70,653     132,475    203,128
 80,000 140,000   220,000 @@, C       Lloyds TSB Bank PLC, 3.230%, due 08/29/49                      70,078     122,637    192,715
 71,000 130,000   201,000 #, C, S     M & T Bank Corp., 3.850%, due 04/01/13                         70,121     128,391    198,512
 51,000  93,000   144,000 C, S        Mellon Capital I, 7.720%, due 12/01/26                         55,337     100,908    156,245
 60,000 100,000   160,000 @@, C       National Australia Bank Ltd., 3.514%, due 10/29/49             53,402      89,004    142,406
 24,000  47,000    71,000 C, S        NB Capital Trust, 7.830%, due 12/15/26                         26,108      51,127     77,235
 23,000  44,000    67,000 C, S        NB Capital Trust IV, 8.250%, due 04/15/27                      25,360      48,516     73,876
 55,000 110,000   165,000 S           PNC Funding Corp., 4.500%, due 03/10/10                        55,266     110,533    165,799
 94,000 182,000   276,000 #, C, L     Rabobank Capital Funding II, 5.260%, due 12/29/49              96,279     186,412    282,691
130,000 270,000   400,000 @@, C       Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49        114,324     237,439    351,763
 40,000  90,000   130,000 @@, C       Societe Generale, 2.719%, due 11/29/49                         35,149      79,086    114,235
 40,000  90,000   130,000 @@, C       Standard Chartered PLC, 3.563%, due 07/29/49                   31,200      70,200    101,400
120,000 240,000   360,000 @@, C, L    Standard Chartered PLC, 3.750%, due 11/29/49                   95,100     190,200    285,300
 40,000  90,000   130,000 @@, C       Westpac Banking Corp., 3.556%, due 09/30/49                    34,572      77,787    112,359
                                                                                                  ---------   ---------  ---------
                                                                                                  1,539,720   2,983,470  4,523,190
                                                                                                  ---------   ---------  ---------
                                      BEVERAGES: 0.2%

 48,000 100,000   148,000 @@, S, L    Cia Brasileira de Bebidas, 8.750%, due 09/15/13                55,560     115,750    171,310
 38,000  81,000   119,000 @@, C       Cia Brasileira de Bebidas, 10.500%, due 12/15/11               46,645      99,428    146,073
                                                                                                  ---------   ---------  ---------
                                                                                                    102,205     215,178    317,383
                                                                                                  ---------   ---------  ---------
                                      CHEMICALS: 0.1%

 22,000  34,000    56,000 @@, #, S    Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06    22,477      34,738     57,215
 76,000 160,000   236,000             Union Carbide Corp., 7.750%, due 10/01/96                      80,531     169,539    250,070
                                                                                                  ---------   ---------  ---------
                                                                                                    103,008     204,277    307,285
                                                                                                  ---------   ---------  ---------
                                      DIVERSIFIED FINANCIAL SERVICES: 1.7%

      - 100,000   100,000 @@, ##, S   Alpine III, 9.268%, due 08/16/14                                    -     100,403    100,403
 19,516  38,281    57,797 @@, #, C, S Arcel Finance Ltd., 5.984%, due 02/01/09                       20,092      39,411     59,503
 47,000  76,000   123,000 @@, #, S    Arcel Finance Ltd., 6.361%, due 05/01/12                       47,225      76,363    123,588
 46,000  83,000   129,000 @@, #, C, S Arcel Finance Ltd., 7.048%, due 09/01/11                       47,770      86,193    133,963
      - 100,000   100,000 #, C        Army Hawaii Family Housing Trust Certificates, 5.524%,
                                        due 06/15/1950                                                    -     105,817    105,817
      - 100,000   100,000 #, C        Army Hawaii Family Housing Trust Certificates, 5.624%,
                                        due 06/15/1950                                                    -     105,745    105,745
122,000 183,000   305,000 @@, #, S    Brazilian Merchant Voucher Receivables Ltd., 5.911%,
                                        due 06/15/2011                                              123,829     185,745    309,574

 44,000  88,000   132,000 C           Citigroup Capital II, 7.750%, due 12/01/36                     47,451      94,903    142,354
 91,000 174,000   265,000 #, C, S     Corestates Capital Trust I, 8.000%, due 12/15/26               99,410     190,079    289,489
 30,000  50,000    80,000 @@, C       Financiere CSFB NV, 3.250%, due 03/29/49                       25,648      42,747     68,395
 44,000  94,000   138,000 S           Ford Motor Credit Co., 7.000%, due 10/01/13                    41,048      87,693    128,741
 46,000  98,000   144,000             Ford Motor Credit Co., 7.875%, due 06/15/10                    44,752      95,341    140,093
 64,000 133,000   197,000             General Motors Acceptance Corp., 6.875%, due 08/28/12          55,166     114,642    169,808
 55,000 109,000   164,000 S, L        Goldman Sachs Group, Inc., 3.120%, due 03/02/10                54,970     108,940    163,910
 27,000  58,000    85,000 #, C, S     HVB Funding Trust I, 8.741%, due 06/30/31                      36,371      78,131    114,502
 26,000  54,000    80,000 S           International Lease Finance Corp., 5.000%, due 04/15/10        26,364      54,757     81,121
 45,000  88,000   133,000 C, S        JPM Capital Trust I, 7.540%, due 01/15/27                      48,835      95,499    144,334
 56,000 103,000   159,000 C, S        JPM Capital Trust II, 7.950%, due 02/01/27                     61,533     113,178    174,711
 72,000 137,000   209,000 #, C,       Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33          74,011     140,826    214,837
 95,944 176,172   272,116 @@, #, C, S PF Export Receivables Master Trust, 6.436%, due 06/01/15       98,321     180,537    278,858
400,000 700,000 1,100,000 #           Toll Road Investors Partnership II LP, 18.100%, due            48,236      84,413    132,649
                                        02/15/45
      - 100,000   100,000 #, C        Twin Reefs Pass-Through Trust, 4.090%, due 12/10/49                 -     100,581    100,581
 34,000  61,000    95,000 @@, C       UFJ Finance Aruba AEC, 8.750%, due 11/29/49                    37,363      67,034    104,397
                                                                                                  ---------   ---------  ---------
                                                                                                  1,038,395   2,348,978  3,387,373
                                                                                                  ---------   ---------  ---------
                                      ELECTRIC: 1.3%

 89,855 155,424   245,279 C, S        CE Generation LLC, 7.416%, due 12/15/18                        94,538     163,526    258,064
 81,000 149,000   230,000 C, S        Consumers Energy Co., 4.250%, due 04/15/08                     80,947     148,902    229,849

                          ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                  Value
-----------------------------------------------------------------------------                     ----------------------------------
 18,000  35,000    53,000 C, S        Consumers Energy Co., 5.150%, due 02/15/17                     18,107      35,208     53,315
  7,000  15,000    22,000 @@          Empresa Nacional de Electricidad SA/Chile, 8.500%,
                                        due 04/01/09                                                  7,709      16,520     24,229
 40,000  85,000   125,000 @@, S       Empresa Nacional de Electricidad SA/Chile, 8.625%,
                                        due 08/01/14                                                 47,140     100,174    147,314
 55,000 112,000   167,000 C, S        Enterprise Capital Trust II, 4.313%, due 06/30/28              54,522     111,027    165,549
 47,000  89,000   136,000 C, S, L     FirstEnergy Corp., 6.450%, due 11/15/11                        51,173      96,901    148,074
 87,000 174,000   261,000 C, S        FirstEnergy Corp., 7.375%, due 11/15/31                       105,793     211,586    317,379
 38,000  73,000   111,000 #, C, S     Juniper Generation LLC, 6.790%, due 12/31/14                   37,828      72,670    110,498
 19,000  40,000    59,000 #, C, S     NorthWestern Corp., 5.875%, due 11/01/14                       19,285      40,600     59,885
 18,000  38,000    56,000 C, L        Pacific Gas & Electric Co., 6.050%, due 03/01/34               19,860      41,926     61,786
 39,000  80,000   119,000 #, C, S     Pinnacle West Energy Corp., 3.630%, due 04/01/07               39,011      80,024    119,035
 44,000  89,000   133,000 C, S        Potomac Edison Co., 5.000%, due 11/01/06                       44,408      89,825    134,233
  8,046  17,433    25,479 #, S        Power Contract Financing LLC, 5.200%, due 02/01/06              8,115      17,582     25,697
 34,000  68,000   102,000 #, S        Power Contract Financing LLC, 6.256%, due 02/01/10             35,359      70,718    106,077
 18,094  27,964    46,058 S           PPL Montana LLC, 8.903%, due 07/02/20                          20,277      31,337     51,614
 17,000  34,000    51,000 C, S        Sierra Pacific Power Co., 6.250%, due 04/15/12                 17,298      34,595     51,893
 41,000  87,000   128,000 #, C        TECO Energy, Inc., 6.750%, due 05/01/15                        42,128      89,393    131,521
 31,462  53,092    84,554 #, S        Tenaska Virginia Partners LP, 6.119%, due 03/30/24             32,963      55,625     88,588
 63,000 111,000   174,000 S           TXU Corp., 4.446%, due 11/16/06                                62,537     110,184    172,721
                                                                                                  ---------   ---------  ---------
                                                                                                    838,998   1,618,323  2,457,321
                                                                                                  ---------   ---------  ---------
                                      FOOD: 0.4%

 54,000 117,000   171,000 C, L        Albertson's, Inc., 8.000%, due 05/01/31                        63,132     136,786    199,918
 16,000  34,000    50,000 C           Delhaize America, Inc., 8.050%, due 04/15/27                   17,348      36,864     54,212
 65,000 123,000   188,000 C, S        Safeway, Inc., 4.800%, due 07/16/07                            65,452     123,856    189,308
 89,000 163,000   252,000 C, S        Tyson Foods, Inc., 7.250%, due 10/01/06                        92,520     169,447    261,967
                                                                                                  ---------   ---------  ---------
                                                                                                    238,452     466,953    705,405
                                                                                                  ---------   ---------  ---------
                                      GAS: 0.0%

 67,000       -    67,000 #, C, S     Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06     70,204           -     70,204
                                                                                                  ---------   ---------  ---------
                                                                                                     70,204           -     70,204
                                                                                                  ---------   ---------  ---------
                                      HOME BUILDERS: 0.1%

 41,000  88,000   129,000             KB Home, 6.250%, due 06/15/15                                  41,337      88,723    130,060
  4,000   5,000     9,000 C, S        Technical Olympic USA, Inc., 9.000%, due 07/01/10               4,140       5,175      9,315
                                                                                                  ---------   ---------  ---------
                                                                                                     45,477      93,898    139,375
                                                                                                  ---------   ---------  ---------
                                      INSURANCE: 0.5%

 25,000  53,000    78,000 #, S, L     AIG SunAmerica Global Financing X, 6.900%, due 03/15/32        30,541      64,746     95,287
 82,000 171,000   253,000 S, L        AON Corp., 8.205%, due 01/01/27                                95,532     199,218    294,750
 20,000  41,000    61,000 S           GE Global Insurance Holding Corp., 7.000%, due 02/15/26        21,348      43,764     65,112
 53,000  92,000   145,000 S           Prudential Financial, Inc., 4.104%, due 11/15/06               53,314      92,546    145,860
 96,000 190,000   286,000 #, C        Zurich Capital Trust I, 8.376%, due 06/01/37                  105,247     208,302    313,549
                                                                                                  ---------   ---------  ---------
                                                                                                    305,982     608,576    914,558
                                                                                                  ---------   ---------  ---------
                                      MEDIA: 0.1%

 18,000       -    18,000 C           AOL Time Warner, Inc., 7.625%, due 04/15/31                    22,536           -     22,536
      -   1,256     1,256 @@, #, C, S CanWest Media, Inc., 8.000%, due 09/15/12                           -       1,313      1,313
  1,000   2,000     3,000 S           Clear Channel Communications, Inc., 3.125%, due 02/01/07          972       1,943      2,915
 42,000  84,000   126,000 C, S        Cox Communications, Inc., 6.850%, due 01/15/18                 45,181      90,363    135,544
      -  38,000    38,000 C           Time Warner, Inc., 7.625%, due 04/15/31                             -      47,576     47,576
                                                                                                  ---------   ---------  ---------
                                                                                                     68,689     141,195    209,884
                                                                                                  ---------   ---------  ---------
                                      OIL AND GAS: 0.8%

 60,000  90,000   150,000 C           Amerada Hess Corp., 6.650%, due 08/15/11                       65,406      98,108    163,514
 45,000  91,000   136,000 @@, #, S    Empresa Nacional de Petroleo, 4.875%, due 03/15/14             43,282      87,526    130,808
      -   2,000     2,000 @@, #, S    Empresa Nacional de Petroleo, 6.750%, due 11/15/12                  -       2,192      2,192
      -   5,000     5,000 C, S        Energy Partners Ltd., 8.750%, due 08/01/10                          -       5,200      5,200
 68,000 144,000   212,000 C           Enterprise Products Operating LP, 4.950%, due 06/01/10         68,253     144,536    212,789
 83,000 175,000   258,000 C, S        Kerr-McGee Corp., 6.950%, due 07/01/24                         84,312     177,765    262,077
 20,000  40,000    60,000 @@, C       Nexen, Inc., 5.875%, due 03/10/35                              19,812      39,624     59,436
104,000 188,000   292,000 #, S        Pemex Project Funding Master Trust, 4.310%, due 06/15/10      107,484     194,299    301,783
 38,000  81,000   119,000 @@, #       Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14          38,570      82,215    120,785
 72,000 150,000   222,000 C, S, L     Valero Energy Corp., 7.500%, due 04/15/32                      86,260     179,709    265,969
                                                                                                  ---------   ---------  ---------
                                                                                                    513,379   1,011,174  1,524,553
                                                                                                  ---------   ---------  ---------

                          ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                  Value
-----------------------------------------------------------------------------                     ----------------------------------
                                      PIPELINES: 0.2%

 36,000    76,000 112,000 C, L        Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35         36,175       76,369    112,544
 40,000    75,000 115,000 C, S        KN Capital Trust III, 7.630%, due 04/15/28                     46,010       86,270    132,280
      -   115,000 115,000 #, C, S     Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06          -      120,499    120,499
                                                                                                  ---------   ---------- ----------
                                                                                                     82,185      283,138    365,323
                                                                                                  ---------   ---------- ----------
                                      REAL ESTATE: 0.2%

 67,000   127,000 194,000 C, S        EOP Operating LP, 7.750%, due 11/15/07                         72,191      136,838    209,029
      -    24,000  24,000 C, S        Liberty Property LP, 6.375%, due 08/15/12                           -       26,282     26,282
 61,000   114,000 175,000 C, S        Liberty Property LP, 7.750%, due 04/15/09                      67,685      126,494    194,179
  7,000    14,000  21,000 C, S        Liberty Property LP, 6.950%, due 12/01/06                       7,295       14,590     21,885
                                                                                                  ---------   ---------- ----------
                                                                                                    147,171      304,204    451,375
                                                                                                  ---------   ---------- ----------
                                      REAL ESTATE INVESTMENT TRUSTS: 0.2%

 12,000         -  12,000 S           Liberty Property Trust, 6.375%, due 08/15/12                   13,141            -     13,141
 54,000    99,000 153,000 C, S        Simon Property Group LP, 4.875%, due 03/18/10                  54,912      100,672    155,584
 96,000   172,000 268,000 C, S        Simon Property Group LP, 6.375%, due 11/15/07                 100,433      179,942    280,375
                                                                                                  ---------   ---------- ----------
                                                                                                    168,486      280,614    449,100
                                                                                                  ---------   ---------- ----------
                                      RETAIL: 0.1%

      -     5,000   5,000 S           Dollar General Corp., 8.625%, due 06/15/10                          -        5,688      5,688
 72,000   136,000 208,000 C, S        May Department Stores Co., 3.950%, due 07/15/07                71,436      134,935    206,371
                                                                                                  ---------   ---------- ----------
                                                                                                     71,436      140,623    212,059
                                                                                                  ---------   ---------- ----------
                                      SAVINGS AND LOANS: 0.1%

 48,000    89,000 137,000 C, S        Great Western Financial, 8.206%, due 02/01/27                  52,236       96,854    149,090
                                                                                                  ---------   ---------- ----------
                                                                                                     52,236       96,854    149,090
                                                                                                  ---------   ---------- ----------
                                      TELECOMMUNICATIONS: 0.3%

 57,000   115,000 172,000 C, S        BellSouth Corp., 4.200%, due 09/15/09                          56,647      114,291    170,938
 35,000    73,000 108,000 @@, +       Deutsche Telekom International Finance BV, 8.500%, due 06/1 5/240,834       85,169    126,003
 18,000    38,000  56,000 C, S        New Cingular Wireless Services, Inc., 8.125%, due 05/01/12     21,565       45,525     67,090
 43,000    72,000 115,000 +, S        Sprint Capital Corp., 4.780%, due 08/17/06                     43,361       72,604    115,965
 42,000    89,000 131,000 @@, #, C, S Telefonos de Mexico SA de CV, 4.750%, due 01/27/10             41,959       88,912    130,871
500,000         - 500,000 C, I, X, ** Winstar Communications, Inc., 0.000%, due 04/15/10                 50            -         50
                                                                                                  ---------   ---------- ----------
                                                                                                    204,416      406,501    610,917
                                                                                                  ---------   ---------- ----------
                                      TRANSPORTATION: 0.1%

100,000   100,000 200,000 @@, #, S    MISC Capital Ltd., 5.000%, due 07/01/09                       101,904      101,904    203,808
                                                                                                  ---------   ---------- ----------
                                                                                                    101,904      101,904    203,808
                                                                                                  ---------   ---------- ----------
         Total Corporate Bonds/Notes
                                                                                                  ---------   ---------- ----------
                                      (Cost $6,134,854, $11,399,235 and $17,534,089)              5,805,456   11,546,704 17,352,160
                                                                                                  ---------   ---------- ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.7%

                                      FEDERAL HOME LOAN BANK: 0.4%

270,000   500,000   770,000           3.250%, due 12/17/07                                          266,482      493,486    759,968
                                                                                                  ---------   ---------- ----------
                                                                                                    266,482      493,486    759,968
                                                                                                  ---------   ---------- ----------
                                      FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.3%

501,000 1,015,000 1,516,000 C         2.700%, due 03/16/07                                          491,441      995,635  1,487,076
355,726   542,060   897,786 C, S      3.740%, due 04/15/32                                          358,253      545,910    904,163
125,000   261,000   386,000           3.875%, due 06/15/08                                          125,197      261,410    386,607
107,092         -   107,092           4.500%, due 09/25/16                                          107,169            -    107,169
226,162   182,730   408,892 C, S      4.500%, due 12/15/16                                          226,601      183,085    409,686
 94,044    75,871   169,915 C, S      4.500%, due 06/15/17                                           94,274       76,057    170,331
 99,000   271,000   370,000 C         4.500%, due 02/15/20                                           96,854      265,126    361,980
138,441   363,044   501,485 C         5.000%, due 08/15/21                                          139,274      365,228    504,502
107,000   281,000   388,000 C         5.000%, due 04/15/23                                          108,639      285,304    393,943
 21,990    60,971    82,961           5.052%, due 04/01/35                                           22,072       61,200     83,272
 75,000   204,000   279,000           5.214%, due 06/01/35                                           75,797      206,168    281,965
 54,000   500,000   554,000           5.500%, due 06/17/18                                           55,451      513,438    568,889
158,000   343,000   501,000           5.500%, due 06/15/34                                          160,370      348,145    508,515
 91,000   188,000   279,000           5.875%, due 03/21/11                                           98,224      202,924    301,148
 79,095         -    79,095           6.000%, due 04/01/14                                           82,069            -     82,069
568,957   854,088 1,423,045 C, S      6.000%, due 01/15/29                                          590,988      887,153  1,478,141

                          ING                                                                                 ING
                       BALANCED                                                                            BALANCED
ING EQUITY    ING        FUND                                                      ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                      AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                  BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                  ----------  ---------  -----------
                               Principal Amount                                                   Value
-----------------------------------------------------------------------------      ----------------------------------
        -     8,937     8,937      6.500%, due 11/01/28                                    -        9,306       9,306
  157,498         -   157,498      6.500%, due 12/01/31                              163,838            -     163,838
        -   257,000   257,000      6.500%, due 06/15/34                                    -      266,798     266,798
                                                                                   ---------   ----------  ----------
                                                                                   2,996,511    5,472,887   8,469,398
                                                                                   ---------   ----------  ----------
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION: 9.8%

        -   329,000   329,000      0.000%, due 06/15/19                                    -      330,748     330,748
        -     3,023     3,023 C    2.859%, due 12/26/29                                    -        3,018       3,018
  270,000   516,000   786,000 C, L 2.875%, due 05/19/08                              262,440      501,551     763,991
        -   110,328   110,328      3.160%, due 04/25/35                                    -      110,447     110,447
        -   203,737   203,737      3.340%, due 08/25/33                                    -      204,214     204,214
        -    86,575    86,575      4.500%, due 09/25/16                                    -       86,637      86,637
        -   200,000   200,000      4.500%, due 10/25/17                                    -      200,258     200,258
  138,000   377,000   515,000      4.500%, due 07/15/19                              137,181      374,761     511,942
        -    17,000    17,000      4.500%, due 06/15/35                                    -       16,570      16,570
  141,000   224,000   365,000 C    4.750%, due 12/25/42                              141,666      225,059     366,725
   67,853   117,610   185,463      4.837%, due 11/01/34                               68,625      118,949     187,574
  126,514   219,292   345,806      4.947%, due 01/01/35                              127,797      221,516     349,313
1,668,000 3,751,000 5,419,000      5.000%, due 07/15/34                            1,662,264    3,738,103   5,400,367
  130,000   265,000   395,000      5.250%, due 08/01/12                              136,313      277,869     414,182
  354,070   429,880   783,950      5.500%, due 06/15/19                              359,533      441,433     800,966
  102,289   205,499   307,788      5.500%, due 11/01/32                              103,926      208,789     312,715
  369,197   916,856 1,286,053      5.500%, due 11/01/33                              374,684      930,233   1,304,917
  697,000 1,603,000 2,300,000      5.500%, due 06/15/35                              706,583    1,625,040   2,331,623
        -    29,000    29,000      6.000%, due 06/01/16                                    -       30,051      30,051
  169,055    10,303   179,358      6.000%, due 08/01/16                              175,310       10,684     185,994
   57,251         -    57,251      6.000%, due 10/01/18                               59,375            -      59,375
  354,805   521,520   876,325 S    6.000%, due 07/25/29                              371,818      546,528     918,346
  150,137   215,582   365,719 S    6.000%, due 04/25/31                              157,428      226,051     383,479
  432,000 1,146,000 1,578,000      6.000%, due 06/15/34                              444,015    1,177,872   1,621,887
        -   197,044   197,044      6.500%, due 04/01/30                                    -      205,320     205,320
  377,000   521,000   898,000      6.500%, due 06/15/32                              391,726      541,351     933,077
  115,000   230,000   345,000      6.625%, due 11/15/10                              129,113      258,226     387,339
        -   156,617   156,617      7.000%, due 06/01/31                                    -      165,717     165,717
        -    67,649    67,649      7.000%, due 04/01/32                                    -       71,459      71,459
        -    10,000    10,000      7.000%, due 06/15/34                                    -       10,553      10,553
   27,925         -    27,925      7.500%, due 09/01/30                               29,916            -      29,916
        -     9,834     9,834      7.500%, due 10/01/30                                    -       10,535      10,535
        -     6,621     6,621      7.500%, due 11/01/30                                    -        7,093       7,093
   51,516    77,445   128,961 C    7.500%, due 06/25/32                               54,597       82,076     136,673
   69,473   104,385   173,858 C    7.500%, due 01/25/48                               74,141      111,397     185,538
                                                                                   ---------   ----------  ----------
                                                                                   5,968,451   13,070,108  19,038,559
                                                                                   ---------   ----------  ----------
                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.2%

        -    15,322    15,322      3.375%, due 04/20/28                                    -       15,516      15,516
  137,556         -   137,556      6.500%, due 06/15/29                              144,411            -     144,411
        -   141,715   141,715      6.500%, due 01/15/32                                    -      148,617     148,617
        -   164,976   164,976      7.500%, due 12/15/23                                    -      178,163     178,163
                                                                                   ---------   ----------  ----------
                                                                                     144,411      342,296     486,707
                                                                                   ---------   ----------  ----------
           Total U.S. Government Agency Obligations
                                                                                   ---------   ----------  ----------
                                   (Cost $9,333,418, $19,314,103 and $28,647,521)  9,375,855   19,378,777  28,754,632
                                                                                   ---------   ----------  ----------
 U.S. TREASURY OBLIGATIONS: 7.6%

                                   TREASURY INFLATION PROTECTED SECURITIES: 0.3%

        -   505,000  505,000 S     2.000%, due 01/15/14                                    -      546,854     546,854
                                                                                   ---------   ----------  ----------
                                                                                           -      546,854     546,854
                                                                                   ---------   ----------  ----------
                                   U.S. TREASURY BONDS: 1.6%

  243,000   346,000   589,000 S, L  5.375%, due 02/15/31                             298,877      400,820     699,697
        -   518,000   518,000 S     6.000%, due 02/15/26                                   -      629,431     629,431
        -   320,000   320,000 S, L  6.250%, due 08/15/23                                   -      394,350     394,350

                          ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                  Value
-----------------------------------------------------------------------------                     ----------------------------------
  228,000   393,000   621,000 C, S, L 10.375%, due 11/15/12                                         263,581      454,330    717,911
        -   523,000   523,000 C, S, L 13.250%, due 05/15/14                                               -      704,865    704,865
                                                                                                  ---------   ---------- ----------
                                                                                                    562,458    2,583,796  3,146,254
                                                                                                  ---------   ---------- ----------
                                      U.S. TREASURY NOTES: 5.4%

        -   415,000   415,000 S, L    1.625%, due 10/31/05                                                -      412,633    412,633
  240,000         -   240,000 S       2.000%, due 01/15/14                                          259,891            -    259,891
  571,000 1,774,000 2,345,000         3.500%, due 05/31/07                                          570,108    1,771,229  2,341,337
  150,000   379,000   529,000 S, L    3.750%, due 05/15/08                                          150,469      380,185    530,654
1,789,000 2,762,000 4,551,000 S, L    3.875%, due 05/15/10                                        1,799,344    2,777,969  4,577,313
  308,000   658,000   966,000 S, L    4.000%, due 04/15/10                                          311,273      664,992    976,265
  344,000   865,000 1,209,000 S, L, W 4.125%, due 05/15/15                                          347,440      873,651  1,221,091
  279,000         -   279,000 S       6.000%, due 02/15/26                                          339,018            -    339,018
                                                                                                  ---------   ---------- ----------
                                                                                                  3,777,543    6,880,659 10,658,202
                                                                                                  ---------   ---------- ----------
                                      U.S. TREASURY STRIP: 0.3%

  325,000   569,000   894,000 S       4.290%, due 05/15/16                                          205,017      358,937    563,954
                                                                                                  ---------   ---------- ----------
                                                                                                    205,017      358,937    563,954
                                                                                                  ---------   ---------- ----------
            Total U.S. Treasury Obligations
                                                                                                  ---------   ---------- ----------
                                      (Cost $4,529,066, $10,350,434 and $14,879,500)              4,545,018   10,370,246 14,915,264
                                                                                                  ---------   ---------- ----------

 ASSET-BACKED SECURITIES: 2.8%

                                      AUTOMOBILE ASSET-BACKED SECURITIES: 0.3%

        -    95,857    95,857 C       Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07          -       95,421     95,421
   95,000         -    95,000 C       Capital One Auto Finance Trust, 3.180%, due 09/15/10           93,538            -     93,538
        -    25,000    25,000 C       Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09            -       24,564     24,564
   13,000    70,000    83,000 C       Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10       12,917       69,555     82,472
        -    94,956    94,956 C       Household Automotive Trust, 2.310%, due 04/17/08                    -       94,401     94,401
        -   150,000   150,000 C       Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08           -      148,057    148,057
   50,000         -    50,000 C       Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09      48,805            -     48,805
   40,000         -    40,000 C       USAA Auto Owner Trust, 2.040%, due 02/16/10                    39,292            -     39,292
                                                                                                  ---------   ---------- ----------
                                                                                                    194,552      431,998    626,550
                                                                                                  ---------   ---------- ----------
                                      CREDIT CARD ASSET-BACKED SECURITIES: 0.3%

   55,000         -    55,000 C       Bank One Issuance Trust, 4.540%, due 09/15/10                  55,360            -     55,360
   55,000         -    55,000 C       Capital One Master Trust, 4.900%, due 03/15/10                 56,076            -     56,076
        -    50,000    50,000 C       Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10           -       48,857     48,857
   95,000   150,000   245,000 C       Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08      96,814      152,865    249,679
        -   120,000   120,000 C       Fleet Credit Card Master Trust II, 2.400%, due 07/15/08             -      119,136    119,136
   75,000         -    75,000 C       MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09       76,448            -     76,448
    8,000    45,000    53,000 C       MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11         8,525       47,951     56,476
                                                                                                  ---------   ---------- ----------
                                                                                                    293,223      368,809    662,032
                                                                                                  ---------   ---------- ----------
                                      HOME EQUITY ASSET-BACKED SECURITIES: 1.5%

   65,113         -    65,113 C, S    Asset Backed Funding Certificates, 3.300%, due 11/25/33        65,287            -     65,287
  131,729    53,117   184,846 C       Bayview Financial Acquisition Trust, 3.560%, due 09/28/43     132,079       53,258    185,337
  141,481    33,187   174,668 C, S    Centex Home Equity, 3.370%, due 01/25/34                      141,664       33,230    174,894
  279,308         -   279,308 C       Emergent Home Equity Loan Trust, 7.080%, due 12/15/28         281,345            -    281,345
        -    77,384    77,384 C       GMAC Mortgage Corp Loan Trust, 3.320%, due 12/25/20                 -       77,412     77,412
  236,000   415,000   651,000 C       GSAA Trust, 5.242%, due 05/25/35                              237,787      418,142    655,929
   78,959   120,734   199,693 C       Merrill Lynch Mortgage Investors, Inc., 3.450%,
                                         due 07/25/34                                                79,355      121,339    200,694
        -   430,670   430,670 C       New Century Home Equity Loan Trust, 3.340%, due 04/25/34            -      431,044    431,044
        -    29,000    29,000 C       Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35            -       29,078     29,078
   28,134         -    28,134 C, S    Residential Asset Mortgage Products, Inc., 3.400%,
                                         due 06/25/32                                                28,194            -      8,194
   95,780   291,505   387,285 +, C, S Residential Asset Securities Corp., 3.400%, due 12/25/33       95,996      292,161    388,157
        -    75,003    75,003 C       Residential Funding Mortgage Securities II, 3.450%,
                                         due 01/25/16                                                     -       74,873     74,873
        -   255,000   255,000 C       Saxon Asset Securities Trust, 3.960%, due 06/25/33                  -      254,697    254,697
        -    75,000    75,000 C       Wells Fargo Home Equity Trust, 3.970%, due 09/25/24                 -       74,488     74,488
                                                                                                  ---------   ---------- ----------
                                                                                                  1,061,707    1,859,722  2,921,429
                                                                                                  ---------   ---------- ----------
                                      OTHER ASSET-BACKED SECURITIES: 0.7%

   21,153    32,281    53,434 C, S    Amortizing Residential Collateral Trust, 3.590%,
                                         due 05/25/32                                                21,169       32,306     53,475
   11,000     3,000    14,000 C       Chase Funding Mortgage Loan, 2.734%, due 09/25/24              10,923        2,979     13,902

                         ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND       BALANCED   PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                 Value
-----------------------------------------------------------------------------                     --------------------------------
  7,000         2,000     9,000 C    Chase Funding Mortgage Loan, 4.045%, due 05/25/33                 6,981     1,994       8,975
 35,853        54,723    90,576 C,S  Chase Funding Mortgage Loan Asset-Backed Certificates,
                                        3.390%, due 07/25/33                                          35,938    54,853      90,791
      -           230       230 C    Equity One ABS, Inc., 2.976%, due 09/25/33                            -       230         230
 78,619       145,773   224,392 C    First Horizon Asset Back Trust, 3.380%, due 10/25/34             78,935   146,358     225,293
  8,000        29,000    37,000 C    Popular ABS Mortgage Pass-Through Trust, 3.735%,
                                        due 12/25/34                                                   7,943    28,794      36,737
  8,000        29,000    37,000 C    Popular ABS Mortgage Pass-Through Trust, 4.000%,
                                        due 12/25/34                                                   7,950    28,819      36,769
      -       340,000   340,000 C    PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09                    -   354,839     354,839
      -        42,812    42,812 C    Residential Asset Mortgage Products, Inc., 3.400%,
                                        due 06/25/33                                                       -    42,905      42,905
      -       400,000   400,000 C    Structured Asset Securities Corp., 6.000%, due 03/25/34               -   404,682     404,682
                                                                                                   --------- ---------   ---------
                                                                                                     169,839 1,098,759   1,268,598
                                                                                                   --------- ---------   ---------
      Total Asset-Backed Securities
                                                                                                   --------- ---------   ---------
                                     (Cost $1,624,412, $3,754,178 and $5,378,590)                  1,719,321 3,759,288   5,478,609
                                                                                                   --------- ---------   ---------

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.3%

                                     COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%

 81,000       125,000   206,000 C,L  Bear Stearns Commercial Mortgage Securities, 4.170%,
                                        due 01/12/1941                                                80,952   124,926     205,878
      -       280,000   280,000 C,S  Chase Manhattan Bank-First Union National Bank, 7.439%,
                                        due 08/15/1931                                                     -   312,114     312,114
 79,000             -    79,000 C    COMM, 3.600%, due 03/10/39                                       77,434         -      77,434
      -        76,000    76,000 C    Commercial Mortgage Pass-Through Certificate, 3.600%,
                                        due 03/10/39                                                       -    74,494      74,494
      -       119,019   119,019 C    CS First Boston Mortgage Securities Corp., 3.727%,
                                        due 03/15/35                                                       -   116,901     116,901
 78,000             -    78,000 C    CS First Boston Mortgage Securities Corp., 3.861%,
                                        due 03/15/36                                                  77,403         -      77,403
 40,000             -    40,000 C    CS First Boston Mortgage Securities Corp., 7.554%,
                                        due 04/14/62                                                  45,823         -      45,823
215,000             -   215,000 C,S  DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31             228,118         -     228,118
 60,000        90,000   150,000 C,S  DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32              64,265    96,397     160,662
570,000             -   570,000 C,S  DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32             631,111         -     631,111
      -       265,784   265,784 C    GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39            -   263,354     263,354
      -       169,710   169,710 C    J.P. Morgan Chase Commercial Mortgage Securities Corp,
                                        4.275%, due 01/12/37                                               -   169,408     169,408
      -        17,000    17,000 C    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                                        4.223%, due 01/15/42                                               -    16,967      16,967
      -       420,000   420,000 C    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                                        6.244%, due 04/15/35                                               -   442,509     442,509
      -       180,000   180,000 C,S  LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26                -   192,485     192,485
      -       200,000   200,000 C,S  LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26                -   225,908     225,908
      -       387,043   387,043 C,S  Mortgage Capital Funding, Inc., 6.663%, due 03/18/30                  -   408,176     408,176
      -        57,182    57,182 C    Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36            -    55,981      55,981
                                                                                                   --------- ---------   ---------
                                                                                                   1,205,106 2,499,620   3,704,726
                                                                                                   --------- ---------   ---------
                                     WHOLE LOAN COLLATERAL PAC: 0.4%

103,161      154,601    257,762 C,S  GSR Mortgage Loan Trust, 3.490%, due 10/25/32                   103,198   154,656     257,854
166,925            -    166,925 C,S  MASTR Alternative Loans Trust, 3.490%, due 11/25/33             166,971         -     166,971
 76,826      121,037    197,863 C,S  MASTR Alternative Loans Trust, 8.500%, due 05/25/33              79,762   125,663     205,425
227,866            -    227,866 C    Washington Mutual, 3.490%, due 03/25/34                         228,307         -     228,307
                                                                                                   --------- ---------   ---------
                                                                                                     578,238   280,319     858,557
                                                                                                   --------- ---------   ---------
                                     WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%

183,053      318,164    501,217 C    Banc of America Funding Corp, 5.750%, due 09/20/34              185,900   323,112     509,012
106,380    1,155,570 1, 261,950 C,S  Banc of America Mortgage Securities, 3.540%, due 12/25/33       106,530 1,157,201   1,263,731
 63,243      114,907    178,150 C,S  Banc of America Mortgage Securities, 5.250%, due 11/25/19        64,302   116,831     181,133
 58,599      100,569    159,168 C,S  Banc of America Mortgage Securities, 5.500%, due 11/25/33        59,896   102,795     162,691
      -       53,000     53,000 C    Banc of America Mortgage Securities, 5.500%, due 12/01/49             -    53,700      53,700
280,546       87,671    368,217 C    Bank of America Alternative Loan Trust, 3.540%,
                                        due 12/25/33                                                 280,903    87,782     368,685
      -      103,245    103,245 C    Bear Stearns Alt-A Trust, 3.410%, due 07/25/34                        -   103,440     103,440
100,919      167,693    268,612 C,S  Citicorp Mortgage Securities, Inc., 3.590%, due 10/25/33        100,992   167,815     268,807
 25,193       98,972    124,165 C    Citigroup Mortgage Loan Trust, Inc., 3.140%, due 12/25/34        25,188    98,954     124,142
      -      113,710    113,710 C    Countrywide Alternative Loan Trust, 3.390%, due 02/25/35              -   113,923     113,923
      -      124,121    124,121      Countrywide Alternative Loan Trust, 3.440%, due 09/25/34              -   124,005     124,005
 62,388       93,320    155,708 C,S  Countrywide Alternative Loan Trust, 3.490%, due 07/25/18         62,498    93,485     155,983
      -      276,634    276,634 C,S  Countrywide Alternative Loan Trust, 5.500%, due 02/25/25              -   282,281     282,281
164,869      304,918    469,787 C    Countrywide Home Loan Mortgage Pass-Through Trust, 3.360%,
                                        due 03/25/35                                                 165,100   305,347     470,447
106,406      181,777    288,183 C,S  Countrywide Home Loan Mortgage Pass-Through Trust, 5.000%,
                                        due 11/25/18                                                 107,073   182,916     289,989
114,000       73,000    187,000 C    CS First Boston Mortgage Securities Corp., 4.083%,
                                        due 10/25/33                                                 114,679    73,435     188,114
      -      319,262    319,262 C    First Horizon Alternative Mortgage Securities, 4.820%,
                                        due 06/25/1934                                                     -   317,217     317,217

PORTFOLIOS OF INVESTMENTS AS OF MAY 31, 2005


                          ING                                                                                                ING
                       BALANCED                                                                                           BALANCED
ING EQUITY    ING        FUND                                                                     ING EQUITY     ING        FUND
   AND      BALANCED   PRO FORMA                                                                     AND      BALANCED    PRO FORMA
BOND FUND     FUND    (UNAUDITED)                                                                 BOND FUND     FUND     (UNAUDITED)
----------  --------  -----------                                                                 ----------  ---------  -----------
                               Principal Amount                                                                  Value
-----------------------------------------------------------------------------                     ----------------------------------
       -    48,503    48,503 C        First Horizon Alternative Mortgage Securities,
                                      5.354%, due 09/25/1934                                               -      49,106      49,106
 194,026   340,515   534,541 C        GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35           195,876     343,760     539,636
  43,598    78,665   122,263 #, C     GSMPS Mortgage Loan Trust, 3.440%, due 01/25/35                 43,773      78,983     122,756
       -    43,833    43,833 C, S     GSR Mortgage Loan Trust, 4.500%, due 08/25/19                        -      43,976      43,976
       -   108,925   108,925 C        Harborview Mortgage Loan Trust, 3.440%, due 01/19/35                 -     109,181     109,181
  82,938   153,436   236,374 C, S     Homebanc Mortgage Trust, 3.520%, due 08/25/29                   83,304     154,112     237,416
 151,699   280,208   431,907 C, S     MASTR Alternative Loans Trust, 5.500%, due 01/25/20            156,075     288,291     444,366
 175,500   305,404   480,904 C        MASTR Alternative Loans Trust, 6.000%, due 09/25/34            179,175     311,799     490,974
       -    76,714    76,714 C        MASTR Alternative Loans Trust, 6.500%, due 05/25/33                  -      78,239      78,239
  82,790   137,237   220,027 C        MASTR Asset Securitization Trust, 3.540%, due 11/25/33          82,976     137,545     220,521
       -   209,736   209,736 C, S     MLCC Mortgage Investors, Inc., 3.350%, due 11/25/29                  -     209,943     209,943
       -    92,862    92,862 C, S     MLCC Mortgage Investors, Inc., 3.410%, due 01/25/29                  -      92,974      92,974
  65,594   196,781   262,375 C, S     MLCC Mortgage Investors, Inc., 3.450%, due 04/25/29             65,679     197,037     262,716
  71,872   197,894   269,766 C        Residential Accredit Loans, Inc., 3.490%, due 04/25/35          71,874     197,899     269,773
 114,153   189,227   303,380 C, S     Residential Accredit Loans, Inc., 3.540%, due 03/25/18         114,487     189,781     304,268
       -    74,017    74,017 C        Sequoia Mortgage Trust, 3.360%, due 01/20/35                         -      74,206      74,206
  59,000   273,000   332,000 C        Structured Adjustable Rate Mortgage Loan Trust, 3.400%,
                                      due 07/25/1935                                                  59,000     273,000     332,000
  40,000   182,000   222,000 C        Structured Adjustable Rate Mortgage Loan Trust, 3.450%,
                                      due 05/25/1935                                                  40,000     182,000     222,000
  36,985   146,042   183,027 C        Structured Asset Mortgage Investments, Inc., 3.220%, due
                                      05/19/1935                                                      36,985     146,042     183,027
 516,248    67,965   584,213 C, S     Thornburg Mortgage Securities Trust, 3.440%, due 12/25/33      517,007      68,065     585,072
  94,042   349,665   443,707 C        Thornburg Mortgage Securities Trust, 3.460%, due 09/25/34       94,338     350,767     445,105
  72,625   134,598   207,223 C        Washington Mutual, Inc., 3.185%, due 01/25/45                   72,732     134,797     207,529
       -   129,395   129,395 C        Washington Mutual, Inc., 3.313%, due 01/25/45                        -     129,491     129,491
       -   154,316   154,316 C        Washington Mutual, Inc., 3.483%, due 06/25/44                        -     154,481     154,481
 122,929   217,306   340,235 C        Washington Mutual, Inc., 6.000%, due 06/25/34                  125,502     221,856     347,358
 149,617         -   149,617 C        Wells Fargo Mortgage Backed Securities Trust, 3.590%, due
                                      02/25/1934                                                     149,615           -     149,615
       -    95,379    95,379 C        Wells Fargo Mortgage Backed Securities Trust, 3.989%,
                                      due 01/25/1935                                                       -      94,328      94,328
 130,000   200,000   330,000 C, S     Wells Fargo Mortgage Backed Securities Trust, 4.500%, due
                                      08/25/2018                                                     128,315     197,408     325,723
                                                                                                  ---------- ----------- -----------
                                                                                                   3,489,774   8,213,306  11,703,080
                                                                                                  ---------- ----------- -----------
               Total Collateralized Mortgage Obligations
                                                                                                  ---------- ----------- -----------
                                         (Cost $5,397,221, $11,028,893 and $16,426,114)            5,273,118  10,993,245  16,266,363
                                                                                                  ---------- ----------- -----------

OTHER BONDS: 0.2%
                                      SOVEREIGN: 0.2%
  59,000   100,000   159,000 @@, S    Dominican Republic Intl. Bond, 9.040%, due 01/23/13             55,313      93,750     149,063
  38,000    81,000   119,000 @@       Mexico Government Intl. Bond, 6.625%, due 03/03/15              41,667      88,817     130,484
  50,847    74,576   125,423 @@, S    Uruguay Government Intl. Bond, 10.500%, due 10/20/06            61,052      89,544     150,596

               Total Other Bonds
                                                                                                  ---------- ----------- -----------
                                      (Cost $146,077, $258,493 and $404,570)                         158,032     272,111     430,143
                                                                                                  ---------- ----------- -----------

MUNICIPAL BONDS: 0.2%
                                      MUNICIPAL: 0.2%
  25,000    50,000    75,000 S        City of New York NY, 5.000%, due 11/01/08                       26,534      53,068      79,602
  25,000    50,000    75,000 S        City of New York NY, 5.000%, due 11/01/11                       27,286      54,572      81,858
  25,000    50,000    75,000 C, S     City of New York NY, 5.000%, due 11/01/15                       27,499      55,000      82,499
  10,000    20,000    30,000 C        City of New York NY, 5.000%, due 04/01/35                       10,515      21,029      31,544

               Total Municipal Bonds
                                                                                                  ---------- ----------- -----------
                                         (Cost $91,912, $183,824 and $275,736)                        91,834     183,669     275,503
                                                                                                  ---------- ----------- -----------

               Total Long-Term Investments
                                                                                                  ---------- ----------- -----------
                                         (Cost $56,696,695, $123,794,730 and $180,491,425)        59,609,031 136,329,294 195,938,325
                                                                                                  ---------- ----------- -----------

SHORT-TERM INVESTMENTS: 19.6%
                                      COMMERCIAL PAPER: 2.2%
           600,000           S        Concord Minutemen, 3.070%, due 06/07/06                                   600,000
       -   600,000   600,000 S        Concord Minutemen, 3.170%, due 06/07/05                              -    599,630     599,630

                              ING                                                                                           ING
                           BALANCED                                                                                      BALANCED
ING EQUITY    ING            FUND                                                        ING EQUITY           ING          FUND
   AND      BALANCED       PRO FORMA                                                         AND            BALANCED     PRO FORMA
BOND FUND     FUND        (UNAUDITED)                                                     BOND FUND           FUND      (UNAUDITED)
----------  --------      -----------                                                    ----------         --------    -----------
                               Principal Amount                                                            Value
-----------------------------------------------------------------------------         ----------------------------------------------
        -   1,000,000    1,000,000 S       Crown Point Cap, 3.160%, due 06/15/05                      -       998,721       998,721
            1,000,000              #,C,S   SBC Communications, Inc., 4.206%,
                                           due 06/05/05                                                     1,000,135
              500,000                      Viacom, Inc., 7.750%, due 06/01/05                                 500,051
        -     600,000      600,000 S       Washington Mutual, Inc., 3.070%,
                                           due 06/08/05                                               -       599,592       599,592
                                                                                                    ---   -----------  ------------
                                                                                                      -     4,298,129     4,298,129
                                                                                                    ---   -----------  ------------
                                           REPURCHASE AGREEMENT: 3.6%
2,796,000           -    2,796,000 S       Goldman Sachs Repurchase Agreement
                                           dated 05/31/05,  3.030%, due 06/01/05,
                                           $2,796,236 to be received upon
                                           repurchase collateralized by
                                           $2,889,000 Federal Home Loan Mortgage
                                           Corporation, 3.250% - 3.600%, Market
                                           Value plus accrued interest
                                           $2,852,507, due 12/04/07).                         2,796,000             -     2,796,000
        -   4,177,000    4,177,000 S       Morgan Stanley Repurchase Agreement
                                           dated 05/31/05, 3.050%, due 06/01/05,
                                           $4,177,354 to be received upon
                                           repurchase (Collateralized by
                                           $4,195,000 various U.S.
                                           Government Agencies,
                                           0.000-4.500%, Market Value plus
                                           accrued interest
                                           $4,270,155, due 08/03/05-01/15/15).                        -     4,177,000     4,177,000
                                                                                           ------------   -----------   -----------
                                                                                              2,796,000     4,177,000     6,973,000
                                                                                           ------------   -----------   -----------

                                           SECURITIES LENDING COLLATERAL(CC): 13.8%
        -  26,977,723   26,977,723         The Bank of New York Institutional Cash
                                           Reserves Fund                                              -    26,977,723    26,977,723
                                                                                           ------------   -----------   -----------
                                                                                                      -    26,977,723    26,977,723
                                                                                           ------------   -----------   -----------
                                      Total Short-Term Investments
                                                                                           ------------   -----------   -----------
                                           (Cost $2,796,000, $35,454,321
                                            and $38,250,321)                                  2,796,000    35,452,852    38,248,852
                                                                                           ------------   -----------   -----------

TOTAL INVESTMENTS IN SECURITIES (COST $59,492,695, $159,249,051 AND $218,741,746)*  120.0%   62,405,031   171,782,146   234,187,177
OTHER ASSETS AND LIABILITIES--NET                                                   (20.0)   (3,787,307)  (35,217,127)  (39,004,434)
                                                                                           ------------   -----------   -----------
NET ASSETS                                                                          100.0%   58,617,724   136,565,019   195,182,743
                                                                                           ============   ===========   ===========


@                 Non-income producing security
@@                Foreign issuer
ADR               American Depositary Receipt
STRIP             Separate Trading of Registered Interest and Principal of Securities

+                 Step-up basis bonds.  Interest rates shown reflect current and future coupon rates.
#                 Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
                  These securities have been determined to be liquid under the guidelines established by the Funds'
                  Board of Directors/Trustees.
##                Illiquid and restricted securities


(1) No adjustments are shown to the unaudited pro forma combined portfolios of investments because it is expected that upon consummation of the Reorganization, no securities would need to be sold in order for the ING Balanced Fund to comply with its prospectus requirements and SEC and IRS guidelines and restrictions. However, ING Equity and Bond Fund or ING Balanced Fund may purchase or sell any securities in the ordinary course of business as a mutual fund, and following the Reorganization, certain holdings of ING Equity and Bond Fund that are transferred to ING Balanced Fund may be sold.

C                 Bond may be called prior to maturity date.
cc                Securities purchased with cash collateral for
                  securities loaned.
S                 Segregated securities for futures, when-issued or delayed
                  delivery securities held at May 31, 2005.
I                 Illiquid security
L                 Loaned security, a portion or all of the security is
                  on loan at May 31, 2005.
**                Defaulted security
X                 Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*                 Cost for federal income tax purposes is $59,515,967, $160,708,670 and $219,860,637. Net unrealized appreciation consists of:
  Gross Unrealized Appreciation                                                              $ 4,297,853  $12,699,494   $16,997,347
  Gross Unrealized Depreciation                                                               (1,385,517)  (1,626,018)   (3,011,535)
                                                                                             ------------------------   -----------
  Net Unrealized Appreciation                                                                $ 2,912,336  $11,073,476   $13,985,812
                                                                                             ========================   ===========


Equity and Bond

Information concerning open futures for ING Equity and Bond Fund at May 31, 2005 is shown below:

                                    NO. OF        NOTIONAL MARKET       EXPIRATION              UNREALIZED
SHORT CONTRACTS                   CONTRACTS            VALUE               DATE                 GAIN (LOSS)
---------------                   ---------       ---------------       ----------              -----------
90 Day Euro                          15             (3,609,938)          9/19/2005               $  (6,877)
U.S. 2 Year Treasury Note             6             (1,248,563)           7/6/2005                  (2,749)
U.S. 10 Year Treasury Note           12             (1,354,125)          6/30/2005                 (40,326)
                                                    ----------                                   ---------
                                                    (1,613,484)                                  $ (49,952)
                                                    ==========                                   =========
LONG CONTRACTS
--------------
90 Day Euro                          15              3,621,750           6/13/2005               $   1,856
U.S. Long Bond                       13              1,527,094           6/30/2005                  54,474
                                                    ----------                                   ---------
                                                     5,148,844                                   $  56,330
                                                    ==========                                   =========

Balanced

Information concerning open futures contracts of ING Balance Fund at May 31, 2005 is shown below:

                                   NO. OF            NOTIONAL      EXPIRATION         UNREALIZED
       SHORT CONTRACTS            CONTRACTS        MARKET VALUE       DATE            GAIN (LOSS)
       ---------------            ---------        ------------     ----------        -----------
Euro - 90 Day Future                 31             (7,460,538)     9/19/2005          $ (14,213)
U.S. 5 Year Treasury Note            10             (1,090,781)     6/30/2005            (15,441)
U.S. 2 Year Treasury Note             7             (1,456,656)      7/6/2005             (1,676)
U.S. 10 Year Treasury Note            6               (677,063)     6/30/2005            (24,874)
                                                   -----------                         ---------
                                                   (10,685,038)                        $ (56,204)
                                                   ===========                         =========
        LONG CONTRACTS
        --------------
Euro - 90 Day Future                 31              7,484,950      6/13/2005          $   3,835
S&P 500                               3                894,225      6/16/2005             12,223
U.S. Long Bond                       22              2,584,313      6/30/2005             92,187
                                                    ----------                         ---------
                                                    10,963,488                         $ 108,245
                                                    ==========                         =========

Pro Forma Combined (Unaudited)

Information concerning open futures contracts of the Pro Forma Combined Fund at May 31, 2005 is shown below:

                                    NO. OF        NOTIONAL      EXPIRATION         UNREALIZED
    SHORT CONTRACTS               CONTRACTS     MARKET VALUE       DATE           GAIN (LOSS)
    ---------------               ---------     ------------    ----------        ------------
Euro - 90 Day Future                 46         (11,070,476)    9/19/2005          $ (21,090)
U.S. 5 Year Treasury Note            10          (1,090,781)    6/30/2005            (15,441)
U.S. 2 Year Treasury Note            13          (2,705,219)     7/6/2005             (4,425)
U.S. 10 Year Treasury Note           18          (2,031,188)    6/30/2005            (65,200)
                                                -----------                        ---------
                                                (16,897,664)                       $(106,156)
                                                ===========                        =========
        LONG CONTRACTS
        --------------
Euro - 90 Day Future                 46          11,106,700     6/13/2005          $   5,691
S&P 500                               3             894,225     6/16/2005             12,223
U.S. Long Bond                       35           4,111,407     6/30/2005            146,661
                                                 ----------                        ---------
                                                 16,112,332                        $ 164,575
                                                 ==========                        =========

          NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

      The Board of Trustees of the ING Equity and Bond Fund ("Equity and Bond") and the Board of Directors of the ING Balanced Fund ("Balanced"), approved an Agreement and Plan of Reorganization dated July 21, 2005 (the "Plan") whereby, subject to approval by the shareholders of Equity and Bond, Balanced will acquire all of the assets of the Equity and Bond, subject to the liabilities of such Fund, in exchange for a number of shares of Balanced equal in value to the net assets of Equity and Bond (the "Merger").

      The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2005. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Equity and Bond and Balanced at May 31, 2005. The unaudited pro forma statement of operations reflects the results of operations of Equity and Bond and Balanced for the year ended May 31, 2005. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Equity and Bond and Balanced under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Balanced for pre-combination periods will not be restated.

      The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

      Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees/Directors ("Board") of the Funds. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

      The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Equity and Bond by Balanced as of May 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each Class of Equity and Bond by the respective Class net asset value per share of Balanced.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

      The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on May 31, 2005. Equity and Bond expenses were adjusted assuming Balanced's fee structure was in effect for the year ended May 31, 2005.

NOTE 5 - MERGER COSTS:

      No merger costs are to be incurred by the Funds. ING Investments, LLC or an affiliate, the Investment Adviser to the Funds, will bear the cost of the merger expense of the Funds carrying out their obligations under the Plan including merger related legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6 - USE OF ESTIMATES

      Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

      It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                            ING EQUITY AND BOND FUND

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON NOVEMBER 10, 2005. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

            The undersigned hereby appoint(s) HUEY P. FALGOUT, JR., THERESA
K. KELETY, AND TODD MODIC or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on November 10, 2005 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

            This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

            PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

        Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING Equity and Bond Fund and ING Balanced Fund, providing for the reorganization of ING Equity and Bond Fund with and into ING Balanced Fund; and

      For [ ]                     Against [ ]                     Abstain [ ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.

      For [ ]                     Against [ ]                     Abstain [ ]

            This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

______________________________________                    ___________________
Signature (s) (if held jointly)                           Date

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2005.

Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 ("1940 Act") or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administrative Agreement provides for indemnification of the Administrator.
Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)   (a)   Articles of Amendment and Restatement dated February 21, 2002 -
            Filed as an Exhibit to Post- Effective Amendment No. 54 to the
            Registrant's Form N-1A Registration Statement on July 24, 2002.

      (b) Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002.

      (c) Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003.

      (d) Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (e) Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (f) Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (g) Articles of Amendment effective August 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 75 to the Registrant's Registration Statement filed on Form N-1A on May 20, 2005.

      (h) Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-1A on February 25, 2005.

      (i) Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-1A on February 25, 2005.

(2) Amended and Restated By-Laws dated December 2000 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(3)   Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Balanced Fund series and ING Equity Trust, on behalf of its ING Equity and Bond Fund series - Filed as an exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005.

(5) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement on February 27, 2002.

(6)   (a)   Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration
            Statement filed on Form N-1A on May 25, 2004.

      (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (c) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc., on behalf of ING Global Science and Technology Fund, dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (d) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company LLP on behalf of ING Equity Income Fund, dated March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004.

      (e) Restated Expense Limitation Agreement effective August 1, 2003, (between ING Investments, LLC and) ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Schedule A to the Restated Expense Limitation Agreement (between) ING Series Fund (and ING Investments, LLC) Operating Expense Limits - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004.

(7)   (a)   Underwriting Agreement between ING Series Fund, Inc. and ING Funds
            Distributor, Inc. and Schedule A to the Underwriting Agreement., dated January 1, 2002 - Filed as an Exhibit to Post-Effective
            Amendment No. 63 to the Registrant's Form N-1A Registration
            Statement on February 13, 2004.

            (i) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment to No. 75 to the Registrant's Form N-1A Registration Statement on May 20, 2005.

            (iii) Substitution Agreement with respect to the Underwriting
                  Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (b) Master Selling Dealer Agreement - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(8) Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement on January 16, 1998.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 -
            Filed as an Exhibit to Post-Effective Amendment No. 63 to the
            Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A dated June 14, 2004 with respect to the Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 27, 2004.

      (b) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A dated June 14, 2004 with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 27, 2004.

            (ii) Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York

                  (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (c)   Securities Lending Agreement and Guaranty with The Bank of New York
            (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with The Bank of New York (BNY) dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(10)  (a)   Amended and Restated Distribution and Shareholder Services Plan
            (Class A) effective March 1, 2002 - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (b) Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (c) Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (d) Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective

            Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (e) Amended and Restated Distribution and Shareholder Services Plan (Class O) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class O) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (f) Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (g) Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003.

            (i) Amended Schedule A to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Schedule B to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(11) Form of Opinion and Consent of Counsel - Filed as an exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - To be filed by subsequent post-effective amendment.

(13)  (a)   ING Funds and Advisers Code of Ethics dated February 2005 - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's
            Registration Statement filed on Form N-1A on February 25, 2005.

      (b) IIM Americas Code of Ethics - Filed as an Exhibit to Post Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on May 20, 2005.

      (c) BlackRock Advisor's Inc. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (d) Wellington Management Company LLP's Code of Ethics dated January 2005 - Filed as an Exhibit to Post-Effective Amendment No 75 to the Registrant's Form N-1A Registration Statement on May 20, 2005

      (e) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (f) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (g) Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of November 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Second Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of September 26, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (h) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (i) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (j) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (k) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (l) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (m) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (n) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (o) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (p) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (q) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (r) Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY), dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amendment to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation
                  (MBIA) and The Bank of New York (BNY), executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule B to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (s) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Fund Accounting Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (t) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (u) Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated November 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (v) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (w) Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.


(14) Consent of independent registered public accounting firm - filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-14 Registration Statement on July 29, 2005.


(15)  Not applicable.

(16) Powers of attorney - Filed as an exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Scottsdale and the State of Arizona on the 13th day of September, 2005.


                              ING SERIES FUND, INC.

                              By: /s/ Theresa K. Kelety
                              -------------------------
                              Theresa K. Kelety
                              Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                                    TITLE                                DATE
       ---------                                    -----                                ----
________________________                President and Chief Executive               September 13, 2005
James M. Hennessy*                                 Officer
________________________                      Senior Vice President,                September 13, 2005
Todd Modic*                              Chief/Principal Financial Officer
                                             and Assistant Secretary

________________________                           Director                         September 13, 2005
J. Scott Fox*

________________________                           Director                         September 13, 2005
Albert E. DePrince, Jr.*

________________________                           Director                         September 13, 2005
Maria T. Fighetti*

________________________                           Director                         September 13, 2005
Sidney Koch*

________________________                           Director                         September 13, 2005
Thomas J. McInerney*

________________________                           Director                         September 13, 2005
Corine T. Norgaard*

________________________                           Director                         September 13, 2005
Joseph Obermeyer*

       SIGNATURE                                    TITLE                               DATE
       ---------                                    -----                               ----
________________________                           Director                       September 13, 2005
Edward T. O'Dell*


*By: /s/ Theresa K. Kelety
    ______________________
    Theresa K. Kelety

    Attorney-in-Fact**


** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on July 29, 2005 and incorporated herein by reference.